UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

ActivePassive Core Bond ETF
APCB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Core Bond ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$771,853,597
Number of Holdings	1,581
Portfolio Turnover	24%
Weighted Average Maturity	7.94 years
Effective Duration	5.78 years
Average Credit Quality	AA-
30-Day SEC Yield	4.28%
30-Day SEC Yield Unsubsidized	4.28%
Visit https://www.activepassive.com/apcb for more recent performance information.
ActivePassive Core Bond ETF	PAGE 1	TSR-SAR-89834G752

WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers
United States Treasury Note/Bond	30.5%
iShares MBS ETF	13.2%
Vanguard Total International Bond ETF	10.0%
Federal National Mortgage Association	5.1%
iShares Core U.S. Aggregate Bond ETF	3.1%
Federal Home Loan Mortgage Corp.	2.8%
Mount Vernon Liquid Assets Portfolio, LLC	1.8%
First American Government Obligations Fund	0.8%
International Bank for Reconstruction & Development	0.7%
Citigroup, Inc.	0.6%

Top Sectors
Government	33.5%
Mortgage Securities**	11.1%
Financials**	8.2%
Asset Backed Securities**	3.2%
Utilities**	2.6%
Health Care**	2.0%
Consumer Discretionary**	1.8%
Energy**	1.6%
Industrials**	1.5%
Cash & Other**	34.5%

Credit Breakdown	(%)*
AAA	4.0%
AA	58.4%
A	9.5%
BBB	16.4%
BB	1.2%
B	0.4%
NR	10.2%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apcb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Core Bond ETF	PAGE 2	TSR-SAR-89834G752

ActivePassive Intermediate Municipal Bond ETF
APMU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Intermediate Municipal Bond ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$161,095,763
Number of Holdings	1,100
Portfolio Turnover	7%
Weighted Average Maturity	4.85 years
Effective Duration	3.57 years
Average Credit Quality	AA
30-Day SEC Yield	2.67%
30-Day SEC Yield Unsubsidized	2.67%
Visit https://www.activepassive.com/apmu for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers
State of Illinois	3.5%
iShares National Muni Bond ETF	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
New Jersey Transportation Trust Fund Authority	2.1%
First American Government Obligations Fund	1.9%
Illinois Finance Authority	1.8%
Commonwealth of Pennsylvania	1.7%
Board of Regents of the University of Texas System	1.5%
District of Columbia	1.5%
State of Maryland	1.5%

Top Sectors
US Municipal	95.7%
Cash & Other	4.3%

Credit Breakdown	(%)*
AAA	19.1%
AA	47.3%
A	18.3%
BBB	1.5%
BB+	0.3%
NR	13.4%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
ActivePassive Intermediate Municipal Bond ETF	PAGE 1	TSR-SAR-89834G745

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apmu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Intermediate Municipal Bond ETF	PAGE 2	TSR-SAR-89834G745

ActivePassive International Equity ETF
APIE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive International Equity ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$860,571,236
Number of Holdings	393
Portfolio Turnover	29%
Visit https://www.activepassive.com/apie for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers
Mount Vernon Liquid Assets Portfolio, LLC	27.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Tencent Holdings Ltd.	2.5%
SAP SE	1.9%
Alibaba Group Holding Ltd.	1.8%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
ASML Holding NV	1.3%
HSBC Holdings PLC	1.2%
RELX PLC	1.2%

Top Sectors*
Financials	19.3%
Industrials	14.0%
Consumer Discretionary	13.8%
Information Technology	13.6%
Health Care	11.6%
Consumer Staples	7.3%
Communication Services	7.3%
Materials	5.1%
Energy	3.5%
Cash & Other	4.5%

Top Holdings
Mount Vernon Liquid Assets Portfolio, LLC	27.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Tencent Holdings Ltd.	2.5%
SAP SE	1.9%
Alibaba Group Holding Ltd.	1.8%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
ASML Holding NV	1.3%
HSBC Holdings PLC	1.2%
RELX PLC	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apie.
ActivePassive International Equity ETF	PAGE 1	TSR-SAR-89834G737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive International Equity ETF	PAGE 2	TSR-SAR-89834G737

ActivePassive U.S. Equity ETF
APUE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the ActivePassive U.S. Equity ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive U.S. Equity ETF	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,728,335,579
Number of Holdings	315
Portfolio Turnover	23%
Visit https://www.activepassive.com/apue for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)

Top 10 Issuers
Apple, Inc.	6.4%
Microsoft Corp.	5.1%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%

Top Sectors*
Information Technology	27.9%
Financials	13.1%
Health Care	10.7%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.8%
Consumer Staples	6.0%
Materials	2.5%
Real Estate	2.4%
Cash & Other	9.7%

Top Holdings
Apple, Inc.	6.4%
Microsoft Corp.	5.1%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. - Class A	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Alphabet, Inc. - Class A	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc. - Class B	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apue.
ActivePassive U.S. Equity ETF	PAGE 1	TSR-SAR-89834G729

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive U.S. Equity ETF	PAGE 2	TSR-SAR-89834G729

(b) Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies. If the registrant files Form N-1A then:

(a)

ActivePassive ETFs
ActivePassive Core Bond ETF (APCB)
ActivePassive Intermediate Municipal Bond ETF (APMU)
ActivePassive International Equity ETF (APIE)
ActivePassive U.S. Equity ETF (APUE)
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

ActivePassive Core Bond ETF
Schedule of investments
February 28, 2025 (Unaudited)

	Par	Value
U.S. Treasury Securities — 30.5%
United States Treasury Note/Bond
2.63%, 03/31/2025	$1,307,000	$1,305,289
3.88%, 03/31/2025	5,146,000	5,143,688
0.38%, 04/30/2025	512,000	508,794
2.88%, 04/30/2025	1,194,000	1,191,296
3.88%, 04/30/2025	279,000	278,785
2.13%, 05/15/2025	1,958,000	1,949,589
2.75%, 05/15/2025	158,000	157,507
0.25%, 05/31/2025	5,000	4,951
2.88%, 05/31/2025	5,000	4,983
2.88%, 06/15/2025	6,000	5,975
2.75%, 06/30/2025	1,066,000	1,060,756
3.00%, 07/15/2025	920,000	915,717
4.25%, 10/15/2025	11,000	11,001
4.25%, 12/31/2025	683,000	683,515
4.25%, 01/31/2026	276,000	276,178
4.00%, 02/15/2026	380,000	379,415
4.63%, 02/28/2026	300,000	301,381
4.63%, 03/15/2026	1,674,000	1,682,264
4.50%, 03/31/2026	656,000	658,652
4.88%, 04/30/2026	829,000	836,221
4.88%, 05/31/2026	882,000	890,475
4.63%, 06/30/2026	854,000	860,222
1.88%, 07/31/2026	345,000	334,845
4.38%, 07/31/2026	869,000	872,972
6.75%, 08/15/2026	1,661,000	1,727,245
0.75%, 08/31/2026	186,000	177,227
3.75%, 08/31/2026	1,485,000	1,478,793
2.00%, 11/15/2026	673,000	650,851
1.63%, 11/30/2026	205,000	196,860
4.25%, 11/30/2026	894,000	897,527
4.38%, 12/15/2026	864,000	869,383
4.00%, 01/15/2027	3,055,000	3,055,000
4.13%, 01/31/2027	803,000	804,819
4.25%, 03/15/2027	548,000	550,804
4.50%, 04/15/2027	1,496,000	1,511,486
4.50%, 05/15/2027	2,681,000	2,710,114
4.63%, 06/15/2027	4,391,000	4,453,435
3.25%, 06/30/2027	5,000	4,922
4.38%, 07/15/2027	1,625,000	1,639,631
3.75%, 08/15/2027	512,000	509,330
3.38%, 09/15/2027	5,055,000	4,983,420

The accompanying notes are an integral part of these financial statements.

1

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
0.38%, 09/30/2027	$15,000	$13,692
0.50%, 10/31/2027	1,136,000	1,037,221
4.13%, 11/15/2027	4,380,000	4,396,767
6.13%, 11/15/2027	1,666,000	1,759,322
0.63%, 11/30/2027	5,000	4,569
0.63%, 12/31/2027	1,422,000	1,295,714
4.25%, 01/15/2028	440,000	443,317
0.75%, 01/31/2028	5,000	4,561
4.00%, 02/29/2028	512,000	512,370
3.63%, 03/31/2028	1,510,000	1,494,929
1.25%, 05/31/2028	11,000	10,095
1.25%, 06/30/2028	5,000	4,578
1.00%, 07/31/2028	3,798,000	3,440,157
2.88%, 08/15/2028	1,173,000	1,131,441
1.13%, 08/31/2028	6,000	5,445
1.25%, 09/30/2028	5,000	4,548
1.38%, 10/31/2028	5,000	4,559
5.25%, 11/15/2028	1,659,000	1,730,156
1.50%, 11/30/2028	1,334,000	1,219,568
1.38%, 12/31/2028	1,311,000	1,189,963
3.75%, 12/31/2028	702,000	695,844
1.75%, 01/31/2029	5,000	4,597
4.00%, 01/31/2029	263,000	263,026
1.88%, 02/28/2029	10,000	9,223
4.25%, 02/28/2029	296,000	298,700
2.38%, 03/31/2029	5,000	4,696
4.63%, 04/30/2029	1,798,000	1,840,527
2.38%, 05/15/2029	5,000	4,689
4.50%, 05/31/2029	894,000	911,216
3.25%, 06/30/2029	1,457,000	1,413,262
4.25%, 06/30/2029	3,980,000	4,018,168
4.00%, 07/31/2029	3,378,000	3,377,868
1.63%, 08/15/2029	5,000	4,525
3.63%, 08/31/2029	1,350,000	1,329,381
3.50%, 09/30/2029	3,340,000	3,269,612
1.75%, 11/15/2029	5,000	4,526
4.13%, 11/30/2029	1,881,000	1,891,030
3.88%, 12/31/2029	5,000	4,969
4.38%, 12/31/2029	635,000	645,021
1.50%, 02/15/2030	5,000	4,438
4.00%, 02/28/2030	1,610,000	1,609,811

The accompanying notes are an integral part of these financial statements.

2

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
3.63%, 03/31/2030	$658,000	$645,855
3.50%, 04/30/2030	606,000	591,004
0.63%, 05/15/2030	3,436,000	2,890,267
3.75%, 05/31/2030	1,924,000	1,898,297
3.75%, 06/30/2030	1,324,000	1,305,976
4.00%, 07/31/2030	1,582,000	1,579,096
0.63%, 08/15/2030	6,524,000	5,439,767
4.13%, 08/31/2030	5,000	5,018
4.63%, 09/30/2030	323,000	332,223
4.88%, 10/31/2030	627,000	652,937
0.88%, 11/15/2030	4,518,000	3,794,149
4.38%, 11/30/2030	684,000	695,008
3.75%, 12/31/2030	3,461,000	3,405,435
4.00%, 01/31/2031	1,256,000	1,251,511
1.13%, 02/15/2031	4,296,000	3,640,189
4.25%, 02/28/2031	5,641,000	5,695,096
4.13%, 03/31/2031	15,523,000	15,566,052
4.63%, 04/30/2031	4,615,000	4,752,368
1.63%, 05/15/2031	15,000	12,999
4.63%, 05/31/2031	215,000	221,408
4.25%, 06/30/2031	4,153,000	4,191,448
4.13%, 07/31/2031	555,000	556,225
1.25%, 08/15/2031	4,666,000	3,919,987
3.75%, 08/31/2031	1,685,000	1,652,386
4.13%, 10/31/2031	760,000	761,321
1.38%, 11/15/2031	3,500,000	2,944,307
4.38%, 01/31/2032	596,000	605,871
1.88%, 02/15/2032	2,685,000	2,324,308
2.88%, 05/15/2032	1,268,000	1,170,671
2.75%, 08/15/2032	1,291,000	1,178,088
3.50%, 02/15/2033	1,414,000	1,353,380
3.38%, 05/15/2033	5,000	4,733
3.88%, 08/15/2033	9,510,000	9,319,243
4.50%, 11/15/2033	398,000	407,577
4.00%, 02/15/2034	6,983,000	6,889,439
4.38%, 05/15/2034	14,829,000	15,042,167
3.88%, 08/15/2034	2,992,000	2,918,836
4.75%, 02/15/2037	587,000	618,139
1.13%, 05/15/2040	589,000	375,326
1.13%, 08/15/2040	98,000	61,857
1.38%, 11/15/2040	638,000	417,466

The accompanying notes are an integral part of these financial statements.

3

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
1.88%, 02/15/2041	$640,000	$452,713
2.25%, 05/15/2041	147,000	109,750
1.75%, 08/15/2041	2,012,000	1,373,858
2.00%, 11/15/2041	615,000	435,137
3.13%, 11/15/2041	19,000	16,023
2.38%, 02/15/2042	587,000	439,195
3.13%, 02/15/2042	971,000	815,754
3.25%, 05/15/2042	623,000	530,852
3.88%, 02/15/2043	580,000	535,413
2.88%, 05/15/2043	2,170,000	1,724,896
3.88%, 05/15/2043	51,000	46,956
4.38%, 08/15/2043	264,000	259,545
3.75%, 11/15/2043	248,000	223,520
4.75%, 11/15/2043	2,244,000	2,312,109
4.50%, 02/15/2044	502,000	500,500
4.63%, 05/15/2044	4,798,000	4,856,757
3.13%, 08/15/2044	690,000	562,242
4.13%, 08/15/2044	208,000	196,788
2.88%, 08/15/2045	200,000	155,098
3.00%, 02/15/2047	626,000	488,304
2.75%, 08/15/2047	194,000	143,738
2.75%, 11/15/2047	298,000	220,322
3.13%, 05/15/2048	714,000	563,056
3.00%, 08/15/2048	515,000	396,198
3.38%, 11/15/2048	802,000	659,332
3.00%, 02/15/2049	660,000	506,292
2.88%, 05/15/2049	794,000	593,639
2.25%, 08/15/2049	1,047,000	685,928
2.38%, 11/15/2049	795,000	533,954
2.00%, 02/15/2050	338,000	208,035
1.38%, 08/15/2050	2,028,000	1,052,540
1.63%, 11/15/2050	364,000	201,707
1.88%, 02/15/2051	1,403,000	828,428
2.38%, 05/15/2051	1,372,000	913,130
2.00%, 08/15/2051	540,000	327,396
1.88%, 11/15/2051	2,493,000	1,461,521
2.25%, 02/15/2052	2,113,000	1,358,387
2.88%, 05/15/2052	838,000	619,547
3.00%, 08/15/2052	296,000	224,445
3.63%, 02/15/2053	686,000	588,084
3.63%, 05/15/2053	605,000	518,941

The accompanying notes are an integral part of these financial statements.

4

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
4.13%, 08/15/2053	$499,000	$468,076
4.75%, 11/15/2053	2,350,000	2,443,357
4.25%, 02/15/2054	540,000	518,147
4.63%, 05/15/2054	2,079,000	2,123,788
4.25%, 08/15/2054	300,000	288,375
4.50%, 11/15/2054	1,050,000	1,053,117
4.63%, 02/15/2055	745,000	763,625
Total U.S. Treasury Securities (Cost $235,173,289)		235,229,364

	Shares
Exchange Traded Funds — 26.3%
iShares Core U.S. Aggregate Bond ETF	240,115	23,831,414
iShares MBS ETF	1,082,740	101,864,179
Vanguard Total International Bond ETF(a)	1,552,477	76,847,611
Total Exchange Traded Funds (Cost $199,116,937)		202,543,204

	Par
Corporate Bonds — 18.3%
Advertising & Marketing — 0.0%(b)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(c)	$9,000	8,532
Neptune Bidco US, Inc., 9.29%, 04/15/2029(c)	12,000	10,758
Stagwell Global LLC, 5.63%, 08/15/2029(c)	14,000	13,575
		32,865
Aerospace & Defense — 0.0%(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(c)	14,000	14,317
Goat Holdco LLC, 6.75%, 02/01/2032(c)	10,000	10,003
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(c)	8,000	8,867
TransDigm, Inc.
6.75%, 08/15/2028(c)	137,000	139,518
4.63%, 01/15/2029	10,000	9,516
6.88%, 12/15/2030(c)	70,000	71,896
		254,117
Airlines — 0.1%
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(c)	12,000	12,713
OneSky Flight LLC, 8.88%, 12/15/2029(c)	7,000	7,273
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	439,218	433,915
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	125,733	128,081
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	249,600	248,726
United Airlines, Inc., 4.63%, 04/15/2029(a)(c)	15,000	14,472
		845,180

The accompanying notes are an integral part of these financial statements.

5

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — Continued
Apparel & Textile Products — 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031(c)	$12,000	$12,635
S&S Holdings LLC, 8.38%, 10/01/2031(c)	5,000	4,988
		17,623
Automobiles & Components — 0.1%
General Motors Co., 6.80%, 10/01/2027	370,000	386,678
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	90,000	83,425
		470,103
Automobiles Manufacturing — 0.9%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	54,704
BMW US Capital LLC
4.90%, 04/02/2029(a)(c)	379,000	380,872
4.15%, 04/09/2030(c)	164,000	159,296
2.55%, 04/01/2031(c)	284,000	250,903
5.15%, 08/11/2033(c)	82,000	83,245
Ford Motor Credit Co. LLC, 6.50%, 02/07/2035	1,045,000	1,045,543
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	46,126
Hyundai Capital America
1.80%, 10/15/2025(c)	401,000	393,937
1.50%, 06/15/2026(c)	233,000	224,110
5.45%, 06/24/2026(c)	11,000	11,116
3.50%, 11/02/2026(c)	94,000	92,256
5.30%, 03/19/2027(c)	10,000	10,109
5.30%, 06/24/2029(c)	9,000	9,160
Mercedes-Benz Finance North America LLC
3.50%, 08/03/2025(c)	726,000	723,059
4.80%, 03/30/2026(c)	436,000	437,678
3.75%, 02/22/2028(c)	1,071,000	1,044,616
5.10%, 08/03/2028(c)	312,000	315,838
2.63%, 03/10/2030(c)	857,000	775,549
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(c)	332,000	303,362
6.20%, 11/16/2028(c)	344,000	357,133
6.45%, 11/16/2030(c)	200,000	211,625
		6,930,237
Banks — 2.4%
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,452,000	1,431,888
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	675,000	662,005
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	267,772
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,160

The accompanying notes are an integral part of these financial statements.

6

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Banks — continued
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	$700,000	$691,527
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	240,000	245,331
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	370,000	372,525
BPCE SA, 6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(c)	260,000	278,859
Citibank NA, 5.80%, 09/29/2028(a)	500,000	520,849
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	215,305
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	210,000	207,315
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	809,000	785,236
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	725,000	733,866
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	555,000	536,877
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	118,962
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,066,000	1,099,662
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	560,000	570,629
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	720,856
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030(a)	27,000	27,515
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	358,000	371,602
Huntington Bancshares, Inc./OH, 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	340,000	347,555
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	437,236
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029(a)	390,000	393,128
2.96% to 05/13/2030 then 3 mo. Term SOFR + 2.52%, 05/13/2031	260,000	236,401
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	365,000	374,660
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	210,000	179,466
Morgan Stanley Bank NA, 5.48%, 07/16/2025	376,000	377,069
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	315,954
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,159
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	300,000	307,384
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030(a)	413,000	423,989
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	115,000	116,834
Synovus Financial Corp., 5.20%, 08/11/2025	11,000	11,001
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029(a)	497,000	535,389
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	277,422
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	233,907
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	335,000	348,176
Wells Fargo & Co.
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	170,000	169,318

The accompanying notes are an integral part of these financial statements.

7

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Banks — continued
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	$506,000	$481,637
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	527,000	528,136
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	634,000	650,209
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034(a)	28,000	28,339
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	109,201
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	960,000	976,101
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035(a)	425,000	424,049
5.38%, 11/02/2043	175,000	169,046
		18,334,507
Cable & Satellite — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(c)	81,000	75,529
4.50%, 05/01/2032(a)	200,000	176,350
4.50%, 06/01/2033(c)	30,000	25,957
Cox Communications, Inc., 3.50%, 08/15/2027(c)	1,029,000	1,000,806
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(c)	5,000	4,911
Sirius XM Radio, Inc., 5.50%, 07/01/2029(a)(c)	28,000	27,442
		1,310,995
Capital Goods — 0.8%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,142
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	213,550
1.88%, 08/15/2026	394,000	379,219
5.20%, 07/15/2031	450,000	453,080
Atkore, Inc., 4.25%, 06/01/2031(c)	10,000	8,892
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	14,000	13,572
Boeing Co.
2.20%, 02/04/2026	604,000	589,507
5.04%, 05/01/2027	620,000	622,405
5.81%, 05/01/2050	1,043,000	1,007,082
Builders FirstSource, Inc., 4.25%, 02/01/2032(c)	17,000	15,397
Carrier Global Corp., 5.90%, 03/15/2034	341,000	360,593
Chart Industries, Inc., 7.50%, 01/01/2030(c)	9,000	9,414
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(c)	8,000	7,628
Esab Corp., 6.25%, 04/15/2029(c)	6,000	6,104
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	385,080
5.95%, 02/01/2037	250,000	264,429
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	294,861
Nordson Corp., 5.80%, 09/15/2033	97,000	101,912

The accompanying notes are an integral part of these financial statements.

8

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Capital Goods — continued
Northrop Grumman Corp.
4.95%, 03/15/2053	$703,000	$646,729
5.20%, 06/01/2054	347,000	331,189
Otis Worldwide Corp., 5.13%, 11/19/2031	125,000	126,733
Pike Corp., 8.63%, 01/31/2031(c)	6,000	6,455
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	360,053
		6,214,026
Casinos & Gaming — 0.0%(b)
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(c)	5,000	4,955
Chemicals — 0.0%(b)
Celanese US Holdings LLC, 6.95%, 11/15/2033(a)(d)	205,000	219,310
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	6,000	5,898
Tronox, Inc., 4.63%, 03/15/2029(c)	3,000	2,687
Windsor Holdings III LLC, 8.50%, 06/15/2030(c)	52,000	55,059
WR Grace Holdings LLC, 7.38%, 03/01/2031(c)	50,000	50,998
		333,952
Commercial & Professional Services — 0.1%
Brink’s Co., 6.50%, 06/15/2029(c)	8,000	8,200
CoreLogic, Inc., 4.50%, 05/01/2028(c)	4,000	3,790
Equifax, Inc.
5.10%, 12/15/2027	275,000	278,508
3.10%, 05/15/2030	60,000	55,239
Republic Services, Inc.
5.00%, 04/01/2034	212,000	212,153
5.70%, 05/15/2041	129,000	132,978
Rollins, Inc., 5.25%, 02/24/2035(c)	135,000	136,177
Waste Management, Inc., 3.90%, 03/01/2035	65,000	59,655
		886,700
Commercial Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.38%, 12/15/2031	455,000	461,375
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025(c)	336,000	334,985
1.20%, 11/15/2025(c)	200,000	195,085
		991,445
Construction Materials Manufacturing — 0.1%
Holcim Finance US LLC, 3.50%, 09/22/2026(c)	345,000	338,344
Quikrete Holdings, Inc., 6.38%, 03/01/2032(c)	95,000	96,438
Standard Industries, Inc./NY, 4.75%, 01/15/2028(c)	60,000	58,700
		493,482

The accompanying notes are an integral part of these financial statements.

9

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Consumer Discretionary Distribution & Retail — 0.1%
Arko Corp., 5.13%, 11/15/2029(c)	$9,000	$8,139
Bath & Body Works, Inc., 6.63%, 10/01/2030(c)	50,000	51,107
Genuine Parts Co., 6.88%, 11/01/2033	117,000	131,019
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,155
Lowe’s Cos., Inc.
3.70%, 04/15/2046	348,000	265,936
5.75%, 07/01/2053	119,000	120,786
Nordstrom, Inc., 4.38%, 04/01/2030	5,000	4,593
Upbound Group, Inc., 6.38%, 02/15/2029(c)	5,000	4,895
Valvoline, Inc., 3.63%, 06/15/2031(c)	6,000	5,258
		603,888
Consumer Durables & Apparel — 0.1%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	60,000	59,938
7.50%, 03/15/2031(c)	7,000	7,018
Crocs, Inc., 4.25%, 03/15/2029(c)	5,000	4,692
Dream Finders Homes, Inc., 8.25%, 08/15/2028(c)	11,000	11,571
Landsea Homes Corp., 8.88%, 04/01/2029(c)	7,000	6,971
LGI Homes, Inc.
4.00%, 07/15/2029(c)	8,000	7,256
7.00%, 11/15/2032(c)	50,000	49,650
Mattel, Inc., 3.75%, 04/01/2029(c)	315,000	299,966
MDC Holdings, Inc., 3.97%, 08/06/2061	32,000	25,390
Newell Brands, Inc., 6.63%, 09/15/2029(a)	60,000	61,244
Tapestry, Inc., 5.50%, 03/11/2035	290,000	289,734
Whirlpool Corp., 5.50%, 03/01/2033	132,000	130,124
		953,554
Consumer Finance — 0.1%
Freedom Mortgage Corp., 12.25%, 10/01/2030(c)	12,000	13,448
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(c)	11,000	11,007
Nationstar Mortgage Holdings, Inc.
6.50%, 08/01/2029(c)	110,000	110,807
7.13%, 02/01/2032(c)	30,000	30,930
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(c)	8,000	7,772
Planet Financial Group LLC, 10.50%, 12/15/2029(c)	9,000	9,344
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(c)	8,000	8,313
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031(c)	336,000	301,552
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(c)	20,000	19,421
		512,594

The accompanying notes are an integral part of these financial statements.

10

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Consumer Products — 0.0%(b)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(c)	$6,000	$5,794
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	50,000	50,036
		55,830
Consumer Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(c)	40,000	41,284
Aramark Services, Inc., 5.00%, 02/01/2028(c)	6,000	5,903
Brinker International, Inc., 8.25%, 07/15/2030(c)	12,000	12,830
Carnival Corp., 6.13%, 02/15/2033(c)	80,000	80,616
Churchill Downs, Inc.
5.75%, 04/01/2030(c)	11,000	10,878
6.75%, 05/01/2031(c)	80,000	81,667
Full House Resorts, Inc., 8.25%, 02/15/2028(c)	8,000	8,064
Great Canadian Gaming Corp., 8.75%, 11/15/2029(c)	5,000	5,271
Life Time, Inc., 6.00%, 11/15/2031(c)	9,000	9,039
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	104,188
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	8,000	7,597
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028(a)(c)	70,000	70,169
Starbucks Corp., 3.00%, 02/14/2032	349,000	312,529
Williams Scotsman, Inc., 6.63%, 06/15/2029(c)	40,000	40,778
		790,813
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 4.45%, 03/15/2048	164,000	138,207
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029(a)	8,000	8,069
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,868
3.90%, 04/15/2028	150,000	149,126
4.00%, 04/15/2030	69,000	68,332
		523,602
Containers & Packaging — 0.0%(b)
Berry Global, Inc.
4.88%, 07/15/2026(c)	256,000	255,834
5.65%, 01/15/2034	3,000	3,095
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030(c)	12,000	12,240
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(c)	70,000	71,149
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(c)	8,000	7,875
		350,193
Department Stores — 0.0%(b)
Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(c)	13,000	12,617

The accompanying notes are an integral part of these financial statements.

11

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Design, Manufacturing & Distribution — 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029(c)	$40,000	$38,514
Educational Services — 0.0%(b)
American University, 3.67%, 04/01/2049	327,000	256,346
George Washington University, 4.30%, 09/15/2044	5,000	4,467
University of Chicago, 2.76%, 04/01/2045	87,000	67,350
		328,163
Electrical Equipment Manufacturing — 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(c)	23,000	23,297
Vertiv Group Corp., 4.13%, 11/15/2028(c)	11,000	10,583
		33,880
Energy — 0.8%
Antero Resources Corp., 5.38%, 03/01/2030(c)	10,000	9,872
Cheniere Energy Partners LP, 4.00%, 03/01/2031	706,000	664,913
Civitas Resources, Inc., 8.63%, 11/01/2030(c)	12,000	12,637
CNX Midstream Partners LP, 4.75%, 04/15/2030(c)	8,000	7,459
Comstock Resources, Inc., 6.75%, 03/01/2029(a)(c)	66,000	64,937
CVR Energy, Inc., 8.50%, 01/15/2029(c)	12,000	11,846
Devon Energy Corp., 5.75%, 09/15/2054	60,000	56,284
Diamondback Energy, Inc.
5.20%, 04/18/2027	140,000	141,781
5.75%, 04/18/2054	118,000	114,065
Energy Transfer LP
2.90%, 05/15/2025	310,000	308,626
5.63%, 05/01/2027(c)	71,000	71,016
6.00%, 02/01/2029(c)	703,000	716,529
5.25%, 04/15/2029	822,000	834,486
5.95%, 05/15/2054	450,000	444,856
EOG Resources, Inc., 5.65%, 12/01/2054	60,000	60,575
EQM Midstream Partners LP, 4.50%, 01/15/2029(c)	19,000	18,521
EQT Corp., 5.75%, 02/01/2034	3,000	3,067
Expand Energy Corp., 4.75%, 02/01/2032	230,000	218,197
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	47,736
Marathon Petroleum Corp., 4.70%, 05/01/2025(a)	950,000	949,750
MPLX LP, 4.70%, 04/15/2048	71,000	59,507
Northern Oil & Gas, Inc., 8.75%, 06/15/2031(c)	13,000	13,553
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	66,934
7.88%, 09/15/2031	109,000	123,033
4.10%, 02/15/2047	82,000	57,635
Phillips 66, 1.30%, 02/15/2026	255,000	247,314

The accompanying notes are an integral part of these financial statements.

12

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Energy — continued
SM Energy Co., 6.75%, 08/01/2029(c)	$11,000	$11,026
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	334,549
Valero Energy Corp., 6.63%, 06/15/2037	300,000	325,429
Vital Energy, Inc., 9.75%, 10/15/2030	6,000	6,301
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	90,799
		6,093,233
Entertainment Content — 0.3%
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,980
5.20%, 09/20/2047	139,000	115,009
5.30%, 05/15/2049	89,000	70,642
4.00%, 09/15/2055	244,000	160,754
Univision Communications, Inc., 8.50%, 07/31/2031(a)(c)	21,000	20,952
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	2,410,000	1,998,247
		2,369,584
Entertainment Resources — 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028(c)	20,000	19,597
Sabre GLBL, Inc., 10.75%, 11/15/2029(c)	5,000	5,347
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	80,000	77,649
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027(c)	14,000	13,603
		116,196
Equity Real Estate Investment Trusts (REITs) — 0.3%
Crown Castle, Inc., 1.05%, 07/15/2026	150,000	142,762
EPR Properties
4.50%, 04/01/2025	25,000	24,992
3.75%, 08/15/2029	373,000	350,463
Iron Mountain, Inc., 4.88%, 09/15/2029(c)	42,000	40,494
Kimco Realty OP LLC, 4.85%, 03/01/2035	390,000	378,867
Realty Income Corp.
4.70%, 12/15/2028	103,000	103,464
3.10%, 12/15/2029	161,000	150,269
4.85%, 03/15/2030	500,000	502,798
2.70%, 02/15/2032	256,000	222,673
Service Properties Trust, 8.38%, 06/15/2029	70,000	70,838
		1,987,620
Exploration & Production — 0.0%(b)
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(c)	11,000	11,347
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029(c)	8,000	7,908
6.63%, 10/15/2032(c)	80,000	80,833

The accompanying notes are an integral part of these financial statements.

13

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Exploration & Production — continued
ConocoPhillips Co., 5.50%, 01/15/2055	$120,000	$117,758
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(c)	20,000	19,075
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(c)	8,000	8,172
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(c)	6,000	6,035
Permian Resources Operating LLC, 5.88%, 07/01/2029(c)	12,000	11,962
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(c)	8,000	7,627
		270,717
Financial Services — 1.7%
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	307,112
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	194,996
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	35,000	34,036
Blackstone Private Credit Fund
4.70%, 03/24/2025	197,000	196,904
6.00%, 01/29/2032	235,000	234,748
Cantor Fitzgerald LP, 7.20%, 12/12/2028(c)	26,000	27,622
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	683,580
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	295,000	300,843
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	547,000	559,777
5.88% to 07/26/2034 then SOFR + 1.99%, 07/26/2035	360,000	369,616
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	545,000	555,608
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	51,000	50,589
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	344,943
Citadel LP, 6.38%, 01/23/2032(c)	292,000	301,353
Coinbase Global, Inc., 3.38%, 10/01/2028(c)	14,000	12,848
Enova International, Inc., 9.13%, 08/01/2029(c)	8,000	8,438
FirstCash, Inc., 6.88%, 03/01/2032(c)	33,000	33,766
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	833,000	798,183
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	762,000	742,910
2.60%, 02/07/2030	369,000	333,815
6.13%, 02/15/2033	211,000	228,569
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	995,000	878,115
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	995,000	1,012,928
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027(c)	26,000	27,127
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031(c)	109,000	113,160
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(c)	13,000	13,902

The accompanying notes are an integral part of these financial statements.

14

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Financial Services — continued
LPL Holdings, Inc.
5.70%, 05/20/2027	$256,000	$260,643
4.00%, 03/15/2029(c)	5,000	4,794
5.20%, 03/15/2030	405,000	406,262
4.38%, 05/15/2031(c)	261,000	248,499
Mastercard, Inc., 4.88%, 05/09/2034	208,000	209,112
Morgan Stanley
3.63%, 01/20/2027	365,000	360,366
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	153,884
3.59%, 07/22/2028(e)	208,000	202,361
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	134,704
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	190,000	193,382
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	250,000	260,624
5.52% to 11/19/2054 then SOFR + 1.71%, 11/19/2055	205,000	204,854
Nuveen LLC, 5.55%, 01/15/2030(c)	418,000	430,371
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	77,240
7.50%, 05/15/2031(a)	16,000	16,686
7.13%, 11/15/2031	10,000	10,294
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(c)	22,000	20,692
7.13%, 11/15/2030(c)	80,000	81,720
PRA Group, Inc., 5.00%, 10/01/2029(c)	14,000	13,075
PROG Holdings, Inc., 6.00%, 11/15/2029(c)	15,000	14,325
Radian Group, Inc., 6.20%, 05/15/2029	370,000	382,263
Rithm Capital Corp., 8.00%, 04/01/2029(c)	11,000	11,175
S&P Global, Inc.
3.70%, 03/01/2052	185,000	142,976
3.90%, 03/01/2062	119,000	91,071
Saks Global Enterprises LLC, 11.00%, 12/15/2029(c)	9,000	8,318
Starwood Property Trust, Inc.
7.25%, 04/01/2029(c)	7,000	7,289
6.50%, 07/01/2030(c)	60,000	60,915
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	300,789
2.20%, 03/03/2031	303,000	263,974
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	375,855
StoneX Group, Inc., 7.88%, 03/01/2031(c)	26,000	27,449
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031(c)	27,000	27,943
		13,369,393

The accompanying notes are an integral part of these financial statements.

15

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Food & Beverage — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	$477,000	$463,001
4.90%, 02/01/2046	182,000	169,975
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/2039	355,000	456,385
Cargill, Inc.
5.13%, 10/11/2032(c)	222,000	225,674
4.75%, 04/24/2033(c)	84,000	83,360
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(a)(c)	6,000	6,489
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.63%, 01/15/2032	340,000	306,159
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035(c)	130,000	134,283
6.38%, 02/25/2055(a)(c)	140,000	145,980
Mars, Inc.
2.70%, 04/01/2025(c)	348,000	347,406
4.55%, 04/20/2028(c)	496,000	495,707
4.20%, 04/01/2059(c)	350,000	277,228
		3,111,647
Food, Beverage & Tobacco — 0.3%
B&G Foods, Inc., 8.00%, 09/15/2028(c)	7,000	7,162
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	62,703
J M Smucker Co.
6.20%, 11/15/2033	355,000	380,227
3.55%, 03/15/2050	40,000	28,938
Kellanova, 5.75%, 05/16/2054	37,000	38,315
Philip Morris International, Inc.
5.13%, 02/15/2030	580,000	590,753
5.63%, 09/07/2033	356,000	370,381
The Campbell’s Co.
5.30%, 03/20/2026	10,000	10,073
4.75%, 03/23/2035(a)	200,000	193,335
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	6,000	6,212
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	344,252
		2,032,351
Forest & Paper Products Manufacturing — 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	14,019

The accompanying notes are an integral part of these financial statements.

16

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Hardware — 0.2%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	$145,000	$139,778
Dell International LLC / EMC Corp.
5.40%, 04/15/2034	427,000	434,018
4.85%, 02/01/2035(a)	600,000	580,104
		1,153,900
Health Care Equipment & Services — 0.6%
Bausch + Lomb Corp., 8.38%, 10/01/2028(c)	50,000	52,187
Centene Corp., 4.63%, 12/15/2029	508,000	488,284
CVS Health Corp.
3.00%, 08/15/2026	320,000	312,942
5.13%, 02/21/2030	225,000	226,033
5.05%, 03/25/2048	935,000	811,476
5.63%, 02/21/2053	223,000	208,154
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	115,000	116,326
DaVita, Inc., 4.63%, 06/01/2030(c)	5,000	4,641
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	70,000	70,176
Humana, Inc.
8.15%, 06/15/2038	135,000	162,605
5.50%, 03/15/2053	102,000	93,914
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)(c)	50,000	49,445
Owens & Minor, Inc., 6.63%, 04/01/2030(c)	6,000	5,534
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(c)	9,000	8,721
Tenet Healthcare Corp.
4.63%, 06/15/2028	80,000	77,368
6.13%, 10/01/2028	14,000	14,000
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,051
4.25%, 01/15/2029	631,000	624,415
4.50%, 04/15/2033	405,000	391,365
5.63%, 07/15/2054	705,000	704,139
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	30,335
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	233,509
		4,695,620
Health Care Facilities & Services — 0.7%
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,565
3.63%, 03/01/2049	33,000	24,283
Allina Health System, 4.81%, 11/15/2045	582,000	538,236
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	332,806
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(c)	17,000	15,382

The accompanying notes are an integral part of these financial statements.

17

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Health Care Facilities & Services — continued
CommonSpirit Health
6.07%, 11/01/2027	$63,000	$65,216
5.21%, 12/01/2031	15,000	15,225
4.35%, 11/01/2042	45,000	38,950
5.55%, 12/01/2054	777,000	769,781
Dignity Health, 4.50%, 11/01/2042	414,000	367,832
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(c)	4,000	3,858
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	340,114
HCA, Inc.
5.38%, 09/01/2026	55,000	55,360
4.50%, 02/15/2027	255,000	254,125
5.88%, 02/01/2029	215,000	221,485
5.45%, 04/01/2031	145,000	147,676
3.50%, 07/15/2051(a)	660,000	445,147
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	75,338
IQVIA, Inc., 6.25%, 02/01/2029	196,000	204,732
LifePoint Health, Inc.
11.00%, 10/15/2030(c)	10,000	11,017
8.38%, 02/15/2032(c)	5,000	5,067
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	7,372
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	24,590
MultiCare Health System, 2.80%, 08/15/2050	82,000	50,191
Novant Health, Inc., 3.17%, 11/01/2051	52,000	36,228
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	15,081
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,878
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(c)	8,000	7,582
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	368,543
Star Parent, Inc., 9.00%, 10/01/2030(c)	11,000	11,528
Sutter Health
2.29%, 08/15/2030	28,000	24,788
5.16%, 08/15/2033	49,000	49,773
4.09%, 08/15/2048	182,000	153,598
5.55%, 08/15/2053	67,000	70,354
Toledo Hospital, 5.75%, 11/15/2038	135,000	136,128
Trinity Health Corp., 2.63%, 12/01/2040	658,000	493,448
US Acute Care Solutions LLC, 9.75%, 05/15/2029(c)	9,000	9,211
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,920
		5,420,408
Home Improvement — 0.0%(b)
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(c)	9,000	8,649

The accompanying notes are an integral part of these financial statements.

18

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Homebuilders — 0.0%(b)
Adams Homes, Inc., 9.25%, 10/15/2028(c)	$8,000	$8,359
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/2030(c)	11,000	10,215
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(c)	8,000	7,276
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 04/01/2029	6,000	5,688
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028(c)	8,000	7,669
		39,207
Household & Personal Products — 0.1%
Clorox Co., 4.60%, 05/01/2032	314,000	310,073
Edgewell Personal Care Co., 4.13%, 04/01/2029(c)	20,000	18,645
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	144,228
Kenvue, Inc.
5.05%, 03/22/2053	177,000	170,160
5.20%, 03/22/2063	41,000	39,352
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	297,167
		979,625
Industrial Other — 0.0%(b)
Ashtead Capital, Inc., 5.55%, 05/30/2033(c)	232,000	233,049
Resideo Funding, Inc., 4.00%, 09/01/2029(c)	6,000	5,506
		238,555
Insurance — 0.4%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	50,000	50,227
5.15%, 02/15/2035	350,000	348,534
5.75%, 03/02/2053	4,000	4,047
6.75%, 02/15/2054	84,000	95,743
5.55%, 02/15/2055	130,000	127,920
CNA Financial Corp., 4.50%, 03/01/2026	625,000	623,957
CNO Financial Group, Inc.
5.25%, 05/30/2029	246,000	246,766
6.45%, 06/15/2034	204,000	216,054
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	46,846
MetLife, Inc., 10.75%, 08/01/2039	103,000	139,628
Primerica, Inc., 2.80%, 11/19/2031	503,000	438,568
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	76,342
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(f)	258,000	257,671
W R Berkley Corp., 4.75%, 08/01/2044	177,000	160,097
		2,832,400

The accompanying notes are an integral part of these financial statements.

19

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Integrated Oils — 0.1%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	$484,000	$417,940
4.99%, 04/10/2034	181,000	180,130
Chevron USA, Inc., 4.69%, 04/15/2030	135,000	136,092
		734,162
Internet Media — 0.0%(b)
ANGI Group LLC, 3.88%, 08/15/2028(c)	7,000	6,427
Match Group Holdings II LLC, 5.63%, 02/15/2029(c)	43,000	42,305
		48,732
Leisure Products Manufacturing — 0.0%(b)
Acushnet Co., 7.38%, 10/15/2028(c)	6,000	6,268
Amer Sports Co., 6.75%, 02/16/2031(c)	6,000	6,166
		12,434
Life Insurance — 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029(c)	147,000	149,719
Global Atlantic Fin Co., 6.75%, 03/15/2054(c)	13,000	13,706
Guardian Life Global Funding, 3.25%, 03/29/2027(c)	66,000	64,561
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	233,000	235,297
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064(c)	400,000	412,264
RGA Global Funding, 5.45%, 05/24/2029(c)	8,000	8,220
Western & Southern Life Insurance Co., 3.75%, 04/28/2061(c)	244,000	170,837
		1,054,604
Machinery Manufacturing — 0.1%
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	355,116
4.55%, 04/10/2028	192,000	191,530
		546,646
Managed Care — 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029(c)	11,000	11,195
5.88%, 06/15/2054(c)	334,000	335,643
		346,838
Materials — 0.2%
ATI, Inc.
4.88%, 10/01/2029	60,000	57,722
7.25%, 08/15/2030	8,000	8,325
Carpenter Technology Corp., 7.63%, 03/15/2030	5,000	5,166
Cleveland-Cliffs, Inc.
7.50%, 09/15/2031(c)	11,000	11,175
7.00%, 03/15/2032(a)(c)	100,000	100,550

The accompanying notes are an integral part of these financial statements.

20

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Materials — continued
Eastman Chemical Co., 4.65%, 10/15/2044	$348,000	$303,214
International Paper Co., 6.00%, 11/15/2041	177,000	185,046
Magnera Corp., 7.25%, 11/15/2031(c)	6,000	6,032
Mosaic Co., 5.45%, 11/15/2033(a)	508,000	515,183
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	72,535
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,275
TriMas Corp., 4.13%, 04/15/2029(c)	6,000	5,626
Vale SA, 5.63%, 09/11/2042	157,000	156,630
		1,432,479
Media & Entertainment — 0.2%
Alphabet, Inc., 2.25%, 08/15/2060	60,000	33,972
AMC Networks, Inc.
10.25%, 01/15/2029(c)	3,000	3,182
4.25%, 02/15/2029	3,000	2,338
Comcast Corp., 3.30%, 02/01/2027	100,000	98,193
Meta Platforms, Inc.
5.40%, 08/15/2054	235,000	234,351
5.55%, 08/15/2064	400,000	403,844
Paramount Global, 6.88%, 04/30/2036	210,000	220,991
Playtika Holding Corp., 4.25%, 03/15/2029(c)	6,000	5,451
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	215,975
TEGNA, Inc., 5.00%, 09/15/2029	14,000	13,250
Walt Disney Co., 3.80%, 05/13/2060	121,000	91,153
		1,322,700
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers — 0.0%(b)
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.90%, 06/01/2052	430,000	285,961
Medical Equipment & Devices Manufacturing — 0.0%(b)
Medline Borrower LP, 5.25%, 10/01/2029(c)	21,000	20,374
Sotera Health Holdings LLC, 7.38%, 06/01/2031(c)	11,000	11,329
		31,703
Metals & Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030(c)	105,000	92,814
6.38%, 10/06/2030(c)	348,000	371,189
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	135,734
Novelis Corp., 4.75%, 01/30/2030(c)	7,000	6,603
Novelis, Inc., 6.88%, 01/30/2030(c)	50,000	51,147
		657,487

The accompanying notes are an integral part of these financial statements.

21

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
National — 0.0%(b)
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(c)	$6,000	$5,970
Oil & Gas Services & Equipment — 0.0%(b)
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(c)	38,000	38,145
6.63%, 09/01/2032(c)	60,000	60,776
Kodiak Gas Services LLC, 7.25%, 02/15/2029(c)	20,000	20,677
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(c)	18,000	18,510
		138,108
Pharmaceuticals — 0.1%
Bayer US Finance II LLC
4.20%, 07/15/2034(c)	113,000	100,541
5.50%, 07/30/2035(c)	30,000	29,011
4.40%, 07/15/2044(c)	100,000	76,991
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	295,891
		502,434
Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	1,145,000	1,119,016
4.95%, 03/15/2031	255,000	259,123
4.05%, 11/21/2039	120,000	106,321
Amgen, Inc.
2.80%, 08/15/2041	348,000	252,562
5.60%, 03/02/2043	60,000	60,474
5.65%, 03/02/2053	22,000	22,074
5.75%, 03/02/2063	376,000	376,830
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(c)	8,000	7,694
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	228,041
4.90%, 02/12/2032	455,000	462,323
5.50%, 02/12/2055(a)	180,000	185,912
4.95%, 02/27/2063	147,000	137,323
Fortrea Holdings, Inc., 7.50%, 07/01/2030(c)	11,000	11,058
Gilead Sciences, Inc.
4.75%, 03/01/2046	365,000	334,536
5.50%, 11/15/2054	315,000	319,695
Johnson & Johnson, 3.40%, 01/15/2038	246,000	211,942
Pfizer, Inc., 4.30%, 06/15/2043	226,000	199,473
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	46,462

The accompanying notes are an integral part of these financial statements.

22

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Viatris, Inc., 2.70%, 06/22/2030	$631,000	$557,424
		4,898,283
Pipeline — 0.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(c)	5,000	5,172
Cameron LNG LLC
3.30%, 01/15/2035(c)	298,000	251,826
3.40%, 01/15/2038(c)	688,000	580,507
DCP Midstream Operating LP
6.45%, 11/03/2036(c)	838,000	883,430
6.75%, 09/15/2037(c)	348,000	377,784
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	42,633
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032(c)	174,000	155,205
Enterprise Products Operating LLC, 4.95%, 02/15/2035	200,000	198,585
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030(c)	7,000	6,242
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	80,000	80,969
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025(c)	74,000	73,804
6.19%, 11/01/2025(c)	293,000	294,440
ITT Holdings LLC, 6.50%, 08/01/2029(c)	6,000	5,721
Kinetik Holdings LP, 5.88%, 06/15/2030(c)	14,000	13,982
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	4,000	4,352
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	70,000	71,335
NGPL PipeCo LLC, 4.88%, 08/15/2027(c)	129,000	128,676
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	88,000	60,111
NuStar Logistics LP, 6.38%, 10/01/2030(a)	11,000	11,243
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	5,000	5,257
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(c)	8,000	7,769
Texas Eastern Transmission LP, 3.50%, 01/15/2028(c)	297,000	288,582
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(c)	14,000	13,062
Venture Global LNG, Inc.
9.50%, 02/01/2029(c)	32,000	35,358
7.00%, 01/15/2030(a)(c)	100,000	101,441
8.38%, 06/01/2031(c)	20,000	20,855
		3,718,341
Power Generation — 0.1%
Alpha Generation LLC, 6.75%, 10/15/2032(c)	60,000	60,890
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)(c)	10,000	8,697
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	188,252
Long Ridge Energy LLC, 8.75%, 02/15/2032(c)	7,000	7,032

The accompanying notes are an integral part of these financial statements.

23

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Power Generation — continued
TerraForm Power Operating LLC, 4.75%, 01/15/2030(c)	$27,000	$25,420
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	173,000	169,356
4.38%, 05/01/2029(a)(c)	142,000	135,653
6.95%, 10/15/2033(c)	115,000	125,398
		720,698
Property & Casualty Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(c)	7,000	7,231
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(c)	80,000	80,983
7.00%, 01/15/2031(c)	15,000	15,302
AmWINS Group, Inc., 6.38%, 02/15/2029(c)	5,000	5,060
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	214,970
Aon North America, Inc., 5.15%, 03/01/2029	421,000	428,527
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(c)	9,000	9,210
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	271,346
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057(c)(f)	197,000	161,672
HUB International Ltd., 7.25%, 06/15/2030(c)	67,000	69,238
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(c)	11,000	11,328
		1,274,867
Publishing & Broadcasting — 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(c)	13,000	13,307
Nexstar Media, Inc., 4.75%, 11/01/2028(c)	6,000	5,689
		18,996
Railroad — 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	98,005
4.55%, 09/01/2044	219,000	198,480
		296,485
Real Estate — 0.4%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030(c)	3,000	2,773
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,030
COPT Defense Properties LP
2.75%, 04/15/2031	361,000	311,036
2.90%, 12/01/2033	486,000	395,095
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(c)	9,000	9,476
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	206,964
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032(c)	6,000	6,161

The accompanying notes are an integral part of these financial statements.

24

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Real Estate — continued
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(c)	$60,000	$59,595
7.00%, 02/01/2030(c)	5,000	5,112
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(c)	6,000	6,026
Prologis LP
1.63%, 03/15/2031	28,000	23,503
4.75%, 06/15/2033	583,000	574,956
Regency Centers LP, 4.65%, 03/15/2049	219,000	192,632
RLJ Lodging Trust LP, 4.00%, 09/15/2029(c)	8,000	7,352
Simon Property Group LP
6.75%, 02/01/2040	227,000	258,836
5.85%, 03/08/2053	84,000	87,568
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)(c)	76,000	81,197
Ventas Realty LP, 3.00%, 01/15/2030	195,000	179,842
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(c)	183,000	185,340
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044(c)	200,000	169,802
XHR LP, 4.88%, 06/01/2029(c)	6,000	5,721
		2,771,017
Refining & Marketing — 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040(c)	36,000	38,808
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	14,000	13,407
		52,215
Restaurants — 0.0%(b)
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029(c)	21,000	19,385
Retail - Consumer Discretionary — 0.0%(b)
Academy Ltd., 6.00%, 11/15/2027(c)	7,000	6,999
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 01/15/2030(a)(c)	8,000	8,154
Champions Financing, Inc., 8.75%, 02/15/2029(c)	10,000	9,257
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	50,000	52,973
Hertz Corp., 12.63%, 07/15/2029(a)(c)	5,000	5,276
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(c)	6,000	6,382
Wand NewCo 3, Inc., 7.63%, 01/30/2032(c)	40,000	41,417
Wayfair LLC, 7.25%, 10/31/2029(c)	7,000	7,127
		137,585
Retail - Consumer Staples — 0.0%(b)
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(c)	6,000	6,247

The accompanying notes are an integral part of these financial statements.

25

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Retail - Consumer Staples — continued
Performance Food Group, Inc.
5.50%, 10/15/2027(c)	$50,000	$49,818
4.25%, 08/01/2029(c)	10,000	9,438
US Foods, Inc., 4.75%, 02/15/2029(c)	8,000	7,749
		73,252
Semiconductors — 0.3%
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	485,000	494,202
6.25%, 01/25/2035(c)	955,000	1,007,035
6.10%, 01/25/2036(c)	385,000	401,387
		1,902,624
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
3.15%, 11/15/2025	70,000	69,332
5.05%, 07/12/2029	280,000	283,940
4.35%, 02/15/2030	560,000	550,964
5.15%, 11/15/2031	240,000	244,229
Intel Corp.
4.00%, 08/05/2029	395,000	380,972
3.25%, 11/15/2049	90,000	57,964
4.75%, 03/25/2050(a)	800,000	662,125
4.90%, 08/05/2052	150,000	125,811
5.90%, 02/10/2063	75,000	71,996
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	141,548
6.75%, 11/01/2029(a)	305,000	327,702
5.88%, 09/15/2033	38,000	39,740
		2,956,323
Software & Services — 0.7%
AppLovin Corp.
5.13%, 12/01/2029	785,000	792,665
5.38%, 12/01/2031	290,000	296,078
5.50%, 12/01/2034(a)	475,000	482,702
5.95%, 12/01/2054	135,000	137,882
Cloud Software Group, Inc., 8.25%, 06/30/2032(c)	110,000	114,171
Ellucian Holdings, Inc., 6.50%, 12/01/2029(c)	5,000	5,044
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)(c)	56,000	58,030
Gen Digital, Inc., 6.75%, 09/30/2027(c)	8,000	8,151
International Business Machines Corp., 4.90%, 07/27/2052	808,000	734,929
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	258,837

The accompanying notes are an integral part of these financial statements.

26

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Software & Services — continued
Leidos, Inc.
5.40%, 03/15/2032	$220,000	$222,837
5.50%, 03/15/2035	285,000	287,325
Open Text Holdings, Inc., 4.13%, 02/15/2030(c)	46,000	42,533
Oracle Corp.
2.30%, 03/25/2028	265,000	248,370
5.50%, 08/03/2035	115,000	117,534
3.60%, 04/01/2050(a)	245,000	175,094
6.00%, 08/03/2055	250,000	255,597
UKG, Inc., 6.88%, 02/01/2031(c)	50,000	51,351
VMware LLC, 3.90%, 08/21/2027	714,000	701,190
		4,990,320
Supermarkets & Pharmacies — 0.0%(b)
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028(c)	60,000	60,042
Technology Hardware & Equipment — 0.2%
Avnet, Inc., 6.25%, 03/15/2028	305,000	316,289
Coherent Corp., 5.00%, 12/15/2029(c)	9,000	8,692
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	335,000	332,683
Jabil, Inc., 5.45%, 02/01/2029	107,000	109,219
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	468,593
TTM Technologies, Inc., 4.00%, 03/01/2029(a)(c)	29,000	27,195
Viavi Solutions, Inc., 3.75%, 10/01/2029(c)	15,000	13,764
Vontier Corp., 2.40%, 04/01/2028	374,000	345,466
		1,621,901
Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 02/01/2028	349,000	321,832
3.65%, 06/01/2051	230,000	167,447
3.50%, 09/15/2053	415,000	289,323
3.55%, 09/15/2055	702,000	487,277
3.80%, 12/01/2057	200,000	143,785
3.85%, 06/01/2060	140,000	100,545
Verizon Communications, Inc.
5.05%, 05/09/2033	265,000	267,127
4.86%, 08/21/2046	210,000	193,294
2.88%, 11/20/2050	305,000	195,869
5.50%, 02/23/2054	95,000	94,362
4.67%, 03/15/2055	44,000	37,994

The accompanying notes are an integral part of these financial statements.

27

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Telecommunication Services — continued
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(c)	$56,000	$52,885
		2,351,740
Transportation — 0.1%
Delta Air Lines, Inc., 7.00%, 05/01/2025(c)	151,000	151,411
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037(c)	119,000	131,051
Uber Technologies, Inc., 5.35%, 09/15/2054	90,000	85,717
Union Pacific Corp., 5.15%, 01/20/2063	40,000	37,809
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	78,570
XPO, Inc., 7.13%, 02/01/2032(c)	20,000	20,787
		505,345
Transportation & Logistics — 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(c)	458,000	422,267
5.50%, 09/20/2033(c)	230,000	233,050
5.38%, 01/18/2034(c)	342,000	342,768
Star Leasing Co. LLC, 7.63%, 02/15/2030(c)	8,000	8,109
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(c)	8,000	8,229
TTX Co., 4.60%, 02/01/2049(c)	358,000	322,125
		1,336,548
Travel & Lodging — 0.0%(b)
Brightline East LLC, 11.00%, 01/31/2030(c)	200,000	183,110
Utilities — 1.9%
AEP Texas, Inc., 3.85%, 10/01/2025(c)	174,000	172,678
Ameren Corp., 5.38%, 03/15/2035	350,000	350,634
Ameren Illinois Co., 5.63%, 03/01/2055	270,000	274,917
American Transmission Systems, Inc., 5.00%, 09/01/2044(c)	108,000	101,701
Appalachian Power Co., 5.65%, 04/01/2034	113,000	115,040
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	88,326
Boston Gas Co., 6.12%, 07/20/2053(c)	19,000	19,770
Brooklyn Union Gas Co., 6.39%, 09/15/2033(c)	548,000	583,472
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	248,322
5.30%, 04/01/2053	122,000	118,471
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	64,000	52,806
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	164,479
3.20%, 12/01/2051	635,000	430,270
DTE Electric Co., 3.65%, 03/01/2052	19,000	14,435

The accompanying notes are an integral part of these financial statements.

28

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Utilities — continued
DTE Energy Co.
1.05%, 06/01/2025	$280,000	$277,472
4.95%, 07/01/2027	481,000	484,934
Duke Energy Corp.
3.40%, 06/15/2029	490,000	464,786
5.75%, 09/15/2033	452,000	472,983
4.20%, 06/15/2049	211,000	167,618
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	109,962
Edison International
5.75%, 06/15/2027(a)	332,000	332,747
6.95%, 11/15/2029	15,000	15,484
Entergy Louisiana LLC, 5.15%, 09/15/2034	246,000	246,178
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	63,380
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	59,754
Exelon Corp., 5.60%, 03/15/2053	139,000	136,172
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(c)	20,000	18,699
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(c)	349,000	354,014
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	262,497
4.13%, 06/01/2048	226,000	187,016
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	146,077
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	168,798
Jersey Central Power & Light Co., 5.10%, 01/15/2035(c)	115,000	114,265
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	505,478
Narragansett Electric Co., 5.35%, 05/01/2034(c)	132,000	133,883
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,932
New England Power Co., 2.81%, 10/06/2050(c)	70,000	43,855
New York State Electric & Gas Corp., 5.85%, 08/15/2033(c)	20,000	20,903
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(a)	575,000	580,261
4.90%, 02/28/2028	230,000	232,207
5.45%, 03/15/2035	310,000	313,683
5.11%, 09/29/2057(a)(c)	446,000	406,529
NRG Energy, Inc., 3.63%, 02/15/2031(c)	16,000	14,292
NYSEG Storm Funding LLC, 4.71%, 05/01/2029	388,000	389,975
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	33,408
4.55%, 06/01/2044	27,000	23,123
4.50%, 04/01/2047	9,000	7,613
Ohio Power Co., 2.90%, 10/01/2051	186,000	116,638

The accompanying notes are an integral part of these financial statements.

29

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Utilities — continued
Pacific Gas and Electric Co.
6.40%, 06/15/2033	$210,000	$221,835
6.95%, 03/15/2034	290,000	317,111
5.70%, 03/01/2035	175,000	177,276
4.95%, 07/01/2050	420,000	362,796
Public Service Co. of Colorado, 5.25%, 04/01/2053	104,000	98,633
Public Service Co. of Oklahoma, 5.20%, 01/15/2035(a)	476,000	470,914
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	111,852
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	60,797
Rochester Gas and Electric Corp., 3.10%, 06/01/2027(c)	698,000	676,410
San Diego Gas & Electric Co.
3.75%, 06/01/2047	66,000	50,908
5.35%, 04/01/2053	48,000	46,170
Southern California Edison Co.
2.50%, 06/01/2031	105,000	90,059
2.75%, 02/01/2032	129,000	109,864
3.65%, 06/01/2051	140,000	98,347
Southern Co., 5.70%, 03/15/2034	444,000	460,114
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	290,000	244,549
SP PowerAssets Ltd., 3.00%, 09/26/2027(c)	605,000	587,607
Spire, Inc., 4.70%, 08/15/2044	187,000	163,621
Talen Energy Supply LLC, 8.63%, 06/01/2030(c)	15,000	16,049
Tampa Electric Co., 4.90%, 03/01/2029	264,000	266,654
Union Electric Co.
2.15%, 03/15/2032	241,000	203,397
5.20%, 04/01/2034	131,000	132,734
5.45%, 03/15/2053	60,000	59,123
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	100,571
5.45%, 04/01/2053	164,000	159,748
		15,005,076
Wireless Telecommunications Services — 0.4%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	421,375
4.75%, 02/01/2028	315,000	315,780
3.38%, 04/15/2029	792,000	750,606
3.88%, 04/15/2030	340,000	325,715
2.55%, 02/15/2031	375,000	330,361
2.88%, 02/15/2031	413,000	368,833
4.70%, 01/15/2035(a)	310,000	299,822
		2,812,492

The accompanying notes are an integral part of these financial statements.

30

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Corporate Bonds — continued
Wireline Telecommunications Services — 0.0%(b)
Consolidated Communications, Inc., 6.50%, 10/01/2028(c)	$6,000	$5,857
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(c)	60,000	60,014
Level 3 Financing, Inc.
11.00%, 11/15/2029(c)	8,000	9,088
10.50%, 05/15/2030(c)	60,000	65,625
10.75%, 12/15/2030(c)	15,000	16,875
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(c)	11,000	11,381
		168,840
TOTAL CORPORATE BONDS (Cost $139,649,613)		141,052,702
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 7.9%
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	34,980
0.00%, 12/14/2029	301,000	247,446
Pool QB8934, 2.50%, 02/01/2051	23,922	20,040
Pool QC6759, 2.00%, 09/01/2051	27,712	22,262
Pool QF7085, 5.50%, 02/01/2053	64,624	65,012
Pool RA3661, 2.50%, 10/01/2050	106,700	90,277
Pool RA5794, 4.00%, 09/01/2051	34,589	32,505
Pool RA6605, 3.00%, 01/01/2052	23,946	20,929
Pool RA6614, 2.50%, 01/01/2052	292,450	245,439
Pool RA6815, 2.50%, 02/01/2052	235,762	199,326
Pool RA9475, 5.00%, 07/01/2053	185,854	183,165
Pool RJ1854, 5.00%, 06/01/2054	141,945	139,862
Pool SD0781, 3.00%, 11/01/2051	70,067	61,470
Pool SD1377, 3.50%, 07/01/2052	391,042	357,272
Pool SD1505, 4.50%, 08/01/2052	82,454	79,660
Pool SD2253, 3.50%, 12/01/2052	154,083	140,007
Pool SD2862, 6.00%, 05/01/2053	21,032	21,503
Pool SD3218, 5.00%, 05/01/2053	22,492	22,162
Pool SD3611, 3.00%, 03/01/2052	21,750	19,069
Pool SD3770, 2.50%, 03/01/2052	249,478	209,738
Pool SD3977, 5.00%, 04/01/2053	763,793	753,050
Pool SD3983, 5.50%, 09/01/2053	23,343	23,586
Pool SD4428, 2.50%, 05/01/2052	22,613	19,025
Pool SD4553, 3.00%, 09/01/2053	627,197	547,330
Pool SD4835, 2.50%, 02/01/2051	488,935	412,576
Pool SD4977, 5.00%, 11/01/2053	1,241,072	1,224,142
Pool SD4997, 5.00%, 10/01/2053	1,627,791	1,605,585
Pool SD5314, 3.00%, 01/01/2053	117,615	102,641

The accompanying notes are an integral part of these financial statements.

31

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool SD8114, 2.50%, 12/01/2050	$957,406	$808,161
Pool SD8135, 2.50%, 03/01/2051	26,741	22,459
Pool SD8150, 2.00%, 06/01/2051	582,808	469,744
Pool SD8157, 3.00%, 07/01/2051	180,504	158,498
Pool SD8166, 2.00%, 09/01/2051	611,507	492,490
Pool SD8167, 2.50%, 09/01/2051	83,818	70,318
Pool SD8188, 2.00%, 01/01/2052	373,190	299,882
Pool SD8189, 2.50%, 01/01/2052	217,090	181,812
Pool SD8205, 2.50%, 04/01/2052	185,503	155,634
Pool SD8213, 3.00%, 05/01/2052	42,547	37,134
Pool SD8214, 3.50%, 05/01/2052	1,808,820	1,644,480
Pool SD8215, 4.00%, 05/01/2052	208,074	195,550
Pool SD8221, 3.50%, 06/01/2052	445,828	405,322
Pool SD8222, 4.00%, 06/01/2052	82,249	77,225
Pool SD8225, 3.00%, 07/01/2052	210,913	184,123
Pool SD8227, 4.00%, 07/01/2052	956,091	898,542
Pool SD8234, 2.50%, 08/01/2052	1,823,122	1,525,520
Pool SD8242, 3.00%, 09/01/2052	222,795	194,282
Pool SD8243, 3.50%, 09/01/2052	360,132	327,034
Pool SD8258, 5.00%, 10/01/2052	174,773	172,678
Pool SD8265, 4.00%, 11/01/2052	655,589	615,765
Pool SD8288, 5.00%, 01/01/2053	21,646	21,324
Pool SD8315, 5.00%, 04/01/2053	176,583	174,247
Pool SD8316, 5.50%, 04/01/2053	330,119	331,697
Pool SD8324, 5.50%, 05/01/2053	641,748	644,321
Pool SD8325, 6.00%, 05/01/2053	108,459	110,900
Pool SD8331, 5.50%, 06/01/2053	897,317	900,775
Pool SD8342, 5.50%, 07/01/2053	997,541	1,001,694
Pool SD8363, 6.00%, 09/01/2053	291,674	296,996
Pool SD8368, 6.00%, 10/01/2053	112,513	114,739
Pool SD8373, 6.00%, 11/01/2053	25,037	25,581
Pool SD8382, 5.00%, 12/01/2053	329,639	324,802
Pool SD8383, 5.50%, 12/01/2053	86,120	86,625
Pool SD8397, 6.50%, 01/01/2054	42,395	43,801
Pool SD8401, 5.50%, 02/01/2054	167,036	167,887
Pool SD8402, 6.00%, 02/01/2054	134,400	136,817
Pool SD8420, 5.50%, 04/01/2054	144,283	144,616
Pool SD8438, 5.50%, 06/01/2054	36,796	36,881
Pool SD8447, 6.00%, 07/01/2054	94,837	96,415
Pool SD8463, 6.00%, 09/01/2054	65,297	66,429

The accompanying notes are an integral part of these financial statements.

32

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	$168,646	$141,199
Pool BT9030, 2.00%, 08/01/2051	24,791	19,945
Pool BU7102, 2.50%, 12/01/2051	94,184	79,151
Pool BX5065, 5.50%, 01/01/2053	21,487	21,649
Pool CA5354, 3.50%, 03/01/2050	43,503	39,601
Pool CA6435, 3.50%, 07/01/2050	888,092	806,492
Pool CA7248, 2.50%, 10/01/2050	29,841	25,064
Pool CA8026, 2.50%, 12/01/2050	1,278,621	1,074,670
Pool CB1066, 2.50%, 07/01/2051	272,460	229,173
Pool CB1149, 3.00%, 07/01/2051	253,235	222,224
Pool CB1332, 2.50%, 08/01/2051	197,191	165,390
Pool CB3600, 3.50%, 05/01/2052	157,577	144,093
Pool CB4020, 4.00%, 07/01/2052	35,009	32,890
Pool CB4121, 4.00%, 07/01/2052	119,320	111,997
Pool CB4852, 4.50%, 10/01/2052	254,556	245,975
Pool CB5384, 4.50%, 12/01/2052	133,636	129,146
Pool CB5906, 5.50%, 03/01/2053	21,758	21,886
Pool CB6031, 5.00%, 04/01/2053	46,926	46,370
Pool CB6201, 6.00%, 05/01/2053	42,217	43,193
Pool CB6308, 4.50%, 05/01/2053	859,947	830,881
Pool CB6475, 5.00%, 06/01/2053	804,835	793,913
Pool CB6619, 5.50%, 06/01/2053	61,063	61,449
Pool CB7867, 6.50%, 01/01/2054	144,668	149,424
Pool FM9067, 2.50%, 10/01/2051	475,166	397,607
Pool FM9540, 2.00%, 11/01/2051	230,393	186,249
Pool FS0176, 2.50%, 01/01/2052	381,108	320,241
Pool FS0288, 2.00%, 01/01/2052	77,766	62,865
Pool FS0631, 3.00%, 02/01/2052	29,907	26,151
Pool FS2040, 2.00%, 02/01/2052	85,307	68,490
Pool FS2321, 2.50%, 02/01/2052	460,031	387,233
Pool FS2512, 3.50%, 07/01/2052	303,065	276,489
Pool FS2805, 2.50%, 09/01/2052	322,250	270,399
Pool FS3251, 6.00%, 11/01/2052	58,674	60,030
Pool FS3497, 3.50%, 08/01/2052	199,145	181,063
Pool FS3569, 3.00%, 02/01/2052	177,108	154,901
Pool FS4035, 5.00%, 03/01/2053	666,957	658,685
Pool FS4110, 2.50%, 03/01/2052	51,667	43,443
Pool FS4377, 3.00%, 04/01/2052	1,492,021	1,301,083
Pool FS4874, 5.50%, 06/01/2053	21,694	21,900
Pool FS4919, 2.50%, 05/01/2053	497,431	416,235
Pool FS5235, 5.50%, 07/01/2053	193,939	195,330

The accompanying notes are an integral part of these financial statements.

33

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool FS5846, 2.50%, 09/01/2052	$77,145	$64,610
Pool FS6288, 5.50%, 10/01/2053	22,985	23,167
Pool FS6471, 3.00%, 05/01/2052	91,771	80,207
Pool FS6633, 3.00%, 06/01/2052	428,683	374,081
Pool FS6668, 5.50%, 12/01/2053	594,611	598,067
Pool FS6838, 5.50%, 11/01/2053	59,440	59,850
Pool FS6866, 5.00%, 10/01/2053	291,607	287,569
Pool FS7252, 5.00%, 11/01/2053	163,624	161,392
Pool FS8078, 2.00%, 02/01/2052	100,151	80,258
Pool FS8824, 3.00%, 06/01/2052	77,220	67,490
Pool MA4078, 2.50%, 07/01/2050	228,509	193,063
Pool MA4211, 3.00%, 12/01/2050	24,098	21,231
Pool MA4305, 2.00%, 04/01/2051	187,660	151,023
Pool MA4398, 2.00%, 08/01/2051	67,459	54,340
Pool MA4493, 2.50%, 12/01/2051	23,034	19,303
Pool MA4512, 2.50%, 01/01/2052	80,744	67,793
Pool MA4548, 2.50%, 02/01/2052	126,255	106,002
Pool MA4563, 2.50%, 03/01/2052	104,958	87,860
Pool MA4565, 3.50%, 03/01/2052	34,014	30,987
Pool MA4578, 2.50%, 04/01/2052	697,394	584,205
Pool MA4579, 3.00%, 04/01/2052	225,770	197,274
Pool MA4598, 2.50%, 05/01/2052	310,171	260,075
Pool MA4599, 3.00%, 05/01/2052	38,420	33,551
Pool MA4600, 3.50%, 05/01/2052	2,504,102	2,274,351
Pool MA4624, 3.00%, 06/01/2052	208,214	181,568
Pool MA4625, 3.50%, 06/01/2052	76,484	69,539
Pool MA4653, 3.00%, 07/01/2052	754,433	658,158
Pool MA4655, 4.00%, 07/01/2052	808,536	759,868
Pool MA4656, 4.50%, 07/01/2052	1,118,664	1,080,838
Pool MA4684, 4.50%, 06/01/2052	68,336	66,025
Pool MA4698, 3.00%, 08/01/2052	219,288	191,302
Pool MA4700, 4.00%, 08/01/2052	432,934	406,875
Pool MA4732, 4.00%, 09/01/2052	270,509	254,212
Pool MA4733, 4.50%, 09/01/2052	80,118	77,411
Pool MA4761, 5.00%, 09/01/2052	315,507	311,791
Pool MA4782, 3.50%, 10/01/2052	309,594	281,433
Pool MA4783, 4.00%, 10/01/2052	117,844	110,738
Pool MA4784, 4.50%, 10/01/2052	218,639	211,262
Pool MA4786, 5.50%, 10/01/2052	26,723	26,947
Pool MA4805, 4.50%, 11/01/2052	134,260	129,699
Pool MA4841, 5.00%, 12/01/2052	153,180	151,488
Pool MA4868, 5.00%, 01/01/2053	25,975	25,658

The accompanying notes are an integral part of these financial statements.

34

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES— continued
Pool MA4918, 5.00%, 02/01/2053	$295,594	$291,806
Pool MA4940, 5.00%, 03/01/2053	25,936	25,583
Pool MA4978, 5.00%, 04/01/2053	393,391	388,349
Pool MA5009, 5.00%, 05/01/2053	548,690	540,942
Pool MA5010, 5.50%, 05/01/2053	28,742	28,962
Pool MA5038, 5.00%, 06/01/2053	1,974,053	1,947,939
Pool MA5071, 5.00%, 07/01/2053	359,802	354,968
Pool MA5073, 6.00%, 07/01/2053	225,992	230,606
Pool MA5106, 5.00%, 08/01/2053	430,028	424,073
Pool MA5107, 5.50%, 08/01/2053	303,537	304,661
Pool MA5108, 6.00%, 08/01/2053	65,509	66,724
Pool MA5138, 5.50%, 09/01/2053	766,789	769,508
Pool MA5139, 6.00%, 09/01/2053	1,037,039	1,056,923
Pool MA5165, 5.50%, 10/01/2053	22,015	22,155
Pool MA5166, 6.00%, 10/01/2053	326,798	332,865
Pool MA5192, 6.50%, 11/01/2053	175,881	181,717
Pool MA5215, 5.50%, 12/01/2053	1,663,790	1,673,974
Pool MA5216, 6.00%, 12/01/2053	406,057	413,730
Pool MA5245, 5.00%, 01/01/2054	3,334,216	3,284,601
Pool MA5247, 6.00%, 01/01/2054	20,748	21,198
Pool MA5294, 5.00%, 03/01/2054	1,083,247	1,066,679
Pool MA5331, 5.50%, 04/01/2054	731,526	733,215
Pool MA5352, 5.00%, 05/01/2054	1,053,539	1,037,426
Pool MA5389, 6.00%, 06/01/2054	124,223	126,395
Pool MA5445, 6.00%, 08/01/2054	55,369	56,331
Pool MA5530, 5.00%, 11/01/2054	58,859	57,949
Pool MA5531, 5.50%, 11/01/2054	106,922	107,152
Ginnie Mae II Pool
Pool MA7936, 2.50%, 03/20/2052	443,179	380,151
Pool MA8151, 4.50%, 07/20/2052	144,572	140,002
Pool MA8201, 4.50%, 08/20/2052	24,970	24,144
Pool MA8800, 5.00%, 04/20/2053	517,894	512,489
Pool MA8801, 5.50%, 04/20/2053	521,285	524,507
Pool MA8877, 4.50%, 05/20/2053	281,801	272,892
Pool MA8947, 5.00%, 06/20/2053	202,759	200,996
Pool MA8948, 5.50%, 06/20/2053	42,007	42,250
Pool MA9016, 5.00%, 07/20/2053	45,418	44,937
Pool MA9018, 6.00%, 07/20/2053	54,669	55,753
Pool MA9240, 5.00%, 10/20/2053	51,526	51,068
Pool MA9241, 5.50%, 10/20/2053	85,354	85,777
Pool MA9304, 5.00%, 11/20/2053	127,074	125,943
Pool MA9541, 5.50%, 03/20/2054	80,423	80,780

The accompanying notes are an integral part of these financial statements.

35

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool MA9603, 4.50%, 04/20/2054	$166,450	$160,774
Pool MA9605, 5.50%, 04/20/2054	37,663	37,826
Pool MA9726, 6.00%, 06/20/2054	100,482	101,983
Pool MA9780, 6.00%, 07/20/2054	136,542	138,544
Government National Mortgage Association
Series 2020-107, Class AB, 1.00%, 07/20/2050	47,761	36,101
Series 2021-103, Class HE, 2.00%, 06/20/2051	33,070	27,263
Series 2021-156, Class LI, 4.00%, 09/20/2051(g)	599,839	115,076
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $60,098,424)		60,605,676
FOREIGN CORPORATE BONDS — 5.1%
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(c)	45,833	45,814
5.75%, 04/20/2029(c)	17,000	16,918
AS Mileage Plan IP Ltd., 5.31%, 10/20/2031(c)	235,000	233,630
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	337,000	334,902
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)(c)	8,000	7,226
		638,490
Automobiles & Components — 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	95,829
Banks — 2.1%
ASB Bank Ltd.
5.35%, 06/15/2026(c)	323,000	327,175
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032(c)	159,000	160,098
Australia & New Zealand Banking Group Ltd./New York NY, 4.75%, 01/18/2027	361,000	364,100
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	172,020
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027(c)	349,000	343,889
Banco Santander SA, 6.92%, 08/08/2033(a)	600,000	645,505
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026(c)	452,000	455,627
Bank of Nova Scotia, 4.50%, 12/16/2025	142,000	141,676
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	200,000	205,155
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028(c)	349,000	324,617
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030(c)	369,000	373,460
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(c)	352,000	358,831
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(c)	207,000	217,725

The accompanying notes are an integral part of these financial statements.

36

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN CORPORATE BONDS — continued
Banks — continued
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032(c)	$260,000	$223,161
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035(c)	1,280,000	1,307,087
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(c)	132,000	144,194
Commonwealth Bank of Australia, 5.84%, 03/13/2034(c)	892,000	920,176
Credit Agricole SA
5.59%, 07/05/2026(c)	558,000	566,440
5.13%, 03/11/2027(c)	254,000	256,990
Deutsche Bank AG/New York NY
4.16%, 05/13/2025	151,000	150,858
5.40% to 09/11/2034 then SOFR + 2.05%, 09/11/2035	275,000	269,724
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027(c)	4,000	3,990
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,505,169
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(c)	245,000	251,911
Lloyds Banking Group PLC, 5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035	545,000	553,403
Macquarie Bank Ltd., 3.62%, 06/03/2030(c)	863,000	801,968
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	245,110
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	588,800
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	264,006
National Australia Bank Ltd.
2.33%, 08/21/2030(c)	250,000	217,767
2.99%, 05/21/2031(c)	250,000	221,200
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	193,184
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026(c)	805,000	784,832
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027(c)	200,000	203,959
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	205,294
5.80%, 07/13/2028	540,000	561,110
5.71%, 01/13/2030	253,000	263,718
1.71%, 01/12/2031	280,000	235,253
5.77%, 01/13/2033	351,000	368,141
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034	330,000	327,153
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	236,903
		15,961,379

The accompanying notes are an integral part of these financial statements.

37

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN CORPORATE BONDS — continued
Biotechnology — 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062(c)	$6,000	$5,378
Cable & Satellite — 0.0%(b)
Sky Group Finance Ltd., 6.50%, 10/15/2035(c)	227,000	249,188
Capital Goods — 0.1%
Bombardier, Inc.
7.25%, 07/01/2031(c)	12,000	12,295
7.00%, 06/01/2032(c)	70,000	71,055
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(c)	18,000	18,974
Vinci SA, 3.75%, 04/10/2029(c)	637,000	616,053
Weir Group PLC, 2.20%, 05/13/2026(c)	281,000	272,581
		990,958
Casinos & Gaming — 0.0%(b)
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030(c)	12,000	12,417
Chemicals — 0.0%(b)
Air Liquide Finance SA, 3.50%, 09/27/2046(c)	238,000	187,533
Commercial & Professional Services — 0.0%(b)
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	97,833
Commercial Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	547,891
Azorra Finance Ltd., 7.75%, 04/15/2030(c)	11,000	11,187
GGAM Finance Ltd., 8.00%, 06/15/2028(c)	17,000	17,972
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(c)	8,000	8,229
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029(c)	12,000	12,438
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028(c)	213,000	196,771
		794,488
Construction Materials Manufacturing — 0.0%(b)
Holcim US Finance Luxembourg SA, 6.88%, 09/29/2039(c)	70,000	75,533
Consumer Services — 0.0%(b)
Carnival Corp.
4.00%, 08/01/2028(c)	17,000	16,347
6.00%, 05/01/2029(c)	9,000	9,029
		25,376
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(c)	202,000	197,231
4.50%, 07/26/2047(c)	573,000	483,744
		680,975

The accompanying notes are an integral part of these financial statements.

38

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN CORPORATE BONDS — continued
Energy — 0.2%
Aker BP ASA, 6.00%, 06/13/2033(c)	$192,000	$196,782
Enbridge, Inc.
5.30%, 04/05/2029	40,000	40,705
5.70%, 03/08/2033	234,000	240,835
5.63%, 04/05/2034(a)	280,000	286,448
KazMunayGas National Co. JSC, 6.38%, 10/24/2048(c)	435,000	411,710
Saudi Arabian Oil Co., 5.75%, 07/17/2054(c)	420,000	404,092
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	80,000	84,152
		1,664,724
Exploration & Production — 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	45,514
Financial Services — 0.2%
goeasy Ltd., 7.63%, 07/01/2029(c)	6,000	6,229
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033(c)	347,000	356,208
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028(c)	200,000	204,927
UBS AG/London, 5.65%, 09/11/2028	250,000	258,845
UBS AG/Stamford CT, 2.95%, 04/09/2025	578,000	576,999
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026(c)	65,000	64,589
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027(c)	13,000	12,613
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031(c)	366,000	352,993
		1,833,403
Food & Beverage — 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027	699,000	671,912
6.75%, 03/15/2034	279,000	302,676
6.50%, 12/01/2052	90,000	95,151
		1,069,739
Food, Beverage & Tobacco — 0.1%
Heineken NV, 3.50%, 01/29/2028(c)	882,000	858,639
Industrial Other — 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031(c)	216,000	187,970
Insurance — 0.1%
AIA Group Ltd., 3.20%, 09/16/2040(c)	213,000	165,626
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	230,399
		396,025
Integrated Oils — 0.0%(b)
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,938

The accompanying notes are an integral part of these financial statements.

39

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN CORPORATE BONDS — continued
Materials — 0.1%
Eldorado Gold Corp., 6.25%, 09/01/2029(c)	$8,000	$7,962
ERO Copper Corp., 6.50%, 02/15/2030(c)	11,000	10,790
Methanex Corp., 5.25%, 12/15/2029	10,000	9,770
Northern Star Resources Ltd., 6.13%, 04/11/2033(c)	161,000	168,364
OCI NV, 6.70%, 03/16/2033(c)	218,000	230,259
Taseko Mines Ltd., 8.25%, 05/01/2030(c)	12,000	12,467
UPM-Kymmene Oyj, 7.45%, 11/26/2027(c)	6,000	6,337
Yara International ASA, 3.80%, 06/06/2026(c)	22,000	21,734
		467,683
Media & Entertainment — 0.1%
Tencent Holdings Ltd., 3.98%, 04/11/2029(c)	353,000	346,923
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	327,923
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/2030(c)	16,000	15,944
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027(c)	31,263	30,861
		374,728
Pharmaceuticals — 0.0%(b)
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	36,000	34,852
Railroad — 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	30,674
Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027(a)(c)	347,000	339,742
Restaurants — 0.0%(b)
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(c)	50,000	45,634
Retail - Consumer Staples — 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026(c)	201,000	194,087
Semiconductors & Semiconductor Equipment — 0.4%
Renesas Electronics Corp., 2.17%, 11/25/2026(c)	376,000	360,457
SK Hynix, Inc.
6.38%, 01/17/2028(c)	1,290,000	1,347,927
5.50%, 01/16/2029(c)	1,156,000	1,185,932
		2,894,316
Supermarkets & Pharmacies — 0.2%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027(c)	290,000	284,713
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029(c)	280,000	271,828
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	920,000	1,074,701
		1,631,242

The accompanying notes are an integral part of these financial statements.

40

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN CORPORATE BONDS — continued
Supranationals — 0.0%(b)
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	$50,000	$48,310
Telecommunication Services — 0.1%
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	230,059
Vodafone Group PLC
5.75%, 06/28/2054	148,000	145,087
5.75%, 02/10/2063	87,000	83,607
		458,753
Tobacco — 0.1%
Imperial Brands Finance PLC, 5.50%, 02/01/2030(c)	370,000	378,688
Transportation — 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033(c)	1,006,000	1,050,714
Travel & Lodging — 0.0%(b)
Viking Cruises Ltd., 7.00%, 02/15/2029(c)	20,000	20,228
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	60,000	59,537
		79,765
Utilities — 0.5%
E.ON International Finance BV, 6.65%, 04/30/2038(c)	161,000	175,325
Electricite de France SA
3.63%, 10/13/2025(c)	296,000	293,757
5.70%, 05/23/2028(c)	349,000	358,693
6.95%, 01/26/2039(c)	243,000	272,163
6.90%, 05/23/2053(c)	236,000	260,633
5.25%, 10/13/2055(c)	209,000	185,670
Enel Finance International NV
1.63%, 07/12/2026(c)(d)	577,000	554,814
6.80%, 09/15/2037(c)	100,000	110,458
Engie SA, 5.25%, 04/10/2029(c)	311,000	316,322
Korea Electric Power Corp., 4.00%, 06/14/2027(c)	703,000	696,678
National Grid PLC, 5.42%, 01/11/2034	290,000	294,209
		3,518,722
Wireline Telecommunications Services — 0.2%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	666,122
NTT Finance Corp.
4.24%, 07/25/2025(a)(c)	599,000	598,477
2.07%, 04/03/2031(c)	209,000	180,881
		1,445,480
TOTAL FOREIGN CORPORATE BONDS (Cost $38,607,519)		39,230,642

The accompanying notes are an integral part of these financial statements.

41

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Asset-Backed Securities — 0.9%
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	$64,537	$62,778
Series 2016-2, 3.20%, 06/15/2028	516,820	495,269
Series 2016-3, 3.00%, 10/15/2028	62,302	59,064
Series 2019-1, 3.15%, 02/15/2032	169,061	155,955
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	685,000	709,451
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046(c)	31,467	29,336
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027(c)	159,000	156,658
Series 2023-2A, Class B, 6.03%, 10/20/2027(c)	100,000	101,476
Series 2024-2A, Class A, 5.13%, 10/20/2028(c)	310,000	313,956
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 06/20/2030(c)	100,000	102,802
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(c)	156,667	143,930
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054 (c)	176,000	177,985
BMW Vehicle Lease Trust, Series 2025-A, Class A3, 4.56%, 09/25/2029	387,000	389,312
BOF URSA Funding Trust, Series 2023-CAR3, Class A2, 6.29%, 07/26/2032(c)	45,738	46,541
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039(c)	249,678	256,951
Series 2024-2A, Class A, 5.36%, 09/15/2039(c)	95,853	95,904
Capital One Financial Corp.
Series 2023-A1, Class A, 4.42%, 05/15/2028	241,000	241,390
Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,792,407
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050(c)	292,000	295,687
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(c)	150,000	146,632
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 09/16/2030(c)	83,464	84,117
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049(c)	453,000	463,257
Series 2024-2A, Class A2, 5.92%, 11/22/2049(c)	135,000	137,909
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031(c)	103,225	104,802
Series 2024-1C, Class B, 6.78%, 01/20/2031(c)	88,987	90,523
Series 2024-2M, Class A, 5.70%, 12/20/2032(c)	305,800	310,038
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(c)	325,000	316,614
Series 2024-1A, Class A2, 4.76%, 03/22/2049(c)	77,000	75,177
Series 2025-1A, Class A2, 5.91%, 02/20/2050(c)	270,000	275,518
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	250,000	253,262
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049(c)	455,000	450,166
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028(c)	32,000	32,521

The accompanying notes are an integral part of these financial statements.

42

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054(c)	$248,750	$255,436
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038(c)	198,700	204,709
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049(c)	140,891	142,063
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (c)(h)	166,335	146,216
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	375,666
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	157,842
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (c)(d)	360,000	366,278
Ford Credit Floorplan LLC, Series 2024-1, Class A1, 5.29%, 04/15/2029(c)	265,000	269,976
Foundation Finance Trust
Series 2024-2A, Class A, 4.60%, 03/15/2050(c)	266,025	265,129
Series 2024-2A, Class D, 6.59%, 03/15/2050(c)	101,000	103,480
Frontier Communications Parent, Inc.
Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	290,000	296,155
Series 2024-1, Class B, 7.02%, 06/20/2054(c)	75,000	78,172
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066(c)(h)	210,768	175,400
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(c)	310,000	314,383
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 02/15/2031(c)	57,000	57,825
Series 2025-1A, Class C, 5.26%, 03/15/2031(c)	67,000	68,155
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	639,480
GM Financial Leasing Trust, Series 2025-1, Class A3, 4.66%, 02/21/2028	319,000	321,049
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(c)	97,572	81,366
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class D, 7.33%, 06/25/2059(c)	100,000	104,212
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037(c)	44,531	44,210
Series 2024-1B, Class A, 5.75%, 09/15/2039(c)	49,920	51,002
Series 2024-1B, Class B, 5.99%, 09/15/2039(c)	72,320	73,591
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/2029	478,000	481,387
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032(c)	205,461	208,824
IPFS Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029(c)	104,000	105,927
Series 2025-B, Class A, 4.85%, 02/15/2030(c)	652,000	658,472
Island Finance Trust, Series 2025-1A, Class A, 6.54%, 03/19/2035(c)	107,000	109,296
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055(c)	275,000	281,033
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.85% (30 day avg SOFR US + 1.50%), 08/25/2054(c)	325,440	327,162

The accompanying notes are an integral part of these financial statements.

43

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Kubota Credit Owner Trust
Series 2024-1A, Class A3, 5.19%, 07/17/2028(c)	$118,000	$119,813
Series 2024-2A, Class A4, 5.19%, 05/15/2030(c)	171,000	175,024
Series 2025-1A, Class A3, 4.67%, 06/15/2029(c)	393,000	397,115
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030(c)	137,000	137,994
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class A, 1.43%, 05/20/2039(c)	180,406	170,435
Series 2021-2A, Class B, 1.83%, 05/20/2039(c)	149,705	141,764
Series 2023-1A, Class A, 4.93%, 10/20/2040(c)	51,706	52,051
Series 2023-1A, Class B, 5.42%, 10/20/2040(c)	258,530	261,073
Metronet Systems Holdings LLC, Series 2022-1A, Class A2, 6.35%, 10/20/2052(c)	168,000	171,724
MMAF Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, 08/13/2032(c)	385,000	390,899
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042(c)	210,825	208,765
Series 2024-2A, Class C, 4.92%, 03/20/2042(c)	135,661	134,339
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(c)	236,523	231,919
Series 2021-EA, Class A, 0.97%, 12/16/2069(c)	317,589	281,927
Series 2024-A, Class A, 5.66%, 10/15/2072(c)	307,758	314,766
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036 (c)	200,000	205,834
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(c)	243,690	246,636
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041(c)	250,000	234,207
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, 6.14%, 04/25/2044(c)(h)	80,175	81,215
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,346
Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	416,796
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028(c)	150,000	139,403
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032(c)	325,000	332,441
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037(c)	80,643	78,512
Series 2021-2A, Class A, 1.35%, 09/20/2038(c)	31,173	30,333
Series 2021-2A, Class B, 1.80%, 09/20/2038(c)	15,587	15,149
Series 2024-1A, Class C, 5.94%, 01/20/2043(c)	115,175	117,138
Series 2024-2A, Class B, 5.29%, 06/20/2041(c)	192,645	194,485
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048(c)	39,650	38,709
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(c)	282,000	286,094
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048(c)	196,139	199,328
Series 2024-1A, Class A2, 5.90%, 03/25/2049(c)	152,000	155,015
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	477,803	489,498

The accompanying notes are an integral part of these financial statements.

44

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Taco Bell Corp.
Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	$50,625	$50,638
Series 2021-1A, Class A2I, 1.95%, 08/25/2051(c)	245,625	232,492
Series 2021-1A, Class A2II, 2.29%, 08/25/2051(c)	89,408	80,863
Towd Point Mortgage Trust
Series 2017-5, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 02/25/2057(c)	8,431	8,935
Series 2018-2, Class A2, 3.50%, 03/25/2058(c)(h)	100,000	96,320
Series 2022-4, Class A1, 3.75%, 09/25/2062(c)	95,591	90,824
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(c)(h)	232,641	234,046
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064(c)(h)	251,184	254,203
Series 2024-CES4, Class A1, 5.12%, 09/25/2064(c)(d)	241,049	241,013
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027(c)	332,000	338,145
United Airlines, Inc.
5.45%, 02/15/2037	654,256	667,596
Series 2014-1, 4.00%, 04/11/2026	68,897	68,215
Series 2016-2, 2.88%, 10/07/2028	25,801	24,273
Series 2019-2, 2.70%, 05/01/2032	161,178	144,622
Series 2023-1, 5.80%, 01/15/2036	431,802	444,039
Uniti Group, Inc., Series 2025-1A, Class A2, 5.88%, 04/20/2055(c)	718,000	737,000
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045(c)	110,000	108,035
Series 2021-1A, Class A2, 2.17%, 10/15/2046(c)	125,000	119,610
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,731,071
Series 2024-8, Class A1A, 4.62%, 11/20/2030	331,000	334,084
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(c)(h)	227,598	196,565
Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(d)	261,338	260,243
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(c)	278,893	282,198
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, 11/15/2030(c)	205,000	208,095
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039(c)	275,000	276,709
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055(c)	275,000	280,251
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, 04/20/2054(c)	216,373	227,845
Total Asset-Backed Securities (Cost $28,908,164)		29,341,961
Collateralized Mortgage Obligations — 0.5%
BANK-2019, Series 2019-BN17, Class C, 4.51%, 04/15/2052(h)	235,000	218,895
BANK-2020, Series 2020-BN28, Class A4, 1.84%, 03/15/2063	100,000	85,151
BANK-2022, Series 2022-BNK39, Class A4, 2.93%, 02/15/2055(h)	300,000	266,281
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	788,006

The accompanying notes are an integral part of these financial statements.

45

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
BANK5 Trust
Series 2024-5YR12, Class C, 6.30%, 12/15/2057(h)	$255,000	$262,736
Series 2024-5YR5, Class B, 6.54%, 02/15/2029(h)	69,000	71,827
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	212,902
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	570,000	594,561
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058(h)	350,000	364,843
BBCMS Trust
Series 2022-C17, Class A5, 4.44%, 09/15/2055	150,000	146,476
Series 2024-5C31, Class C, 5.76%, 12/15/2057(h)	59,000	59,579
Series 2024-C24, Class C, 6.00%, 02/15/2057	225,000	229,201
Benchmark Mortgage Trust
Series 2019-B15, Class AS, 3.23%, 12/15/2072	25,000	22,724
Series 2023-B40, Class C, 7.41%, 12/15/2056(h)	111,000	121,246
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	145,703
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,359
Series 2024-V7, Class B, 6.85%, 05/15/2056(h)	135,000	143,308
Series 2025-V13, Class A4, 5.82%, 02/15/2058(h)	290,000	303,211
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055(h)	110,000	100,017
Series 2024-5C3, Class B, 6.56%, 02/15/2057(h)	68,000	70,805
Series 2024-5C4, Class A3, 6.53%, 05/15/2057(h)	850,000	904,733
Series 2024-5C8, Class C, 5.74%, 12/15/2057(h)	36,000	36,452
Series 2024-C8, Class C, 6.23%, 03/15/2057(h)	265,000	273,387
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class B, 5.83%, 10/10/2041(c)(h)	170,000	173,067
BX Trust
Series 2021-VOLT, Class D, 6.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)	198,000	196,676
Series 2021-VOLT, Class F, 6.83% (1 mo. Term SOFR + 2.51%), 09/15/2036(c)	175,000	173,873
Series 2024-XL5, Class D, 7.00% (1 mo. Term SOFR + 2.69%), 03/15/2041(c)	217,268	218,037
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055(c)(h)	369,588	374,510
Series 2024-2, Class A6A, 6.00%, 02/25/2055(c)(h)	72,051	72,479
Series 2024-4, Class A6, 6.00%, 03/25/2055(c)(h)	250,531	252,645
Series 2025-1, Class A4, 6.00%, 11/25/2055(c)(h)	369,586	375,037
Citigroup Commercial Mortgage Trust
Series 2022-GC48, Class A5, 4.58%, 05/15/2054(h)	132,000	130,181
Series 2023-PRM3, Class C, 6.36%, 07/10/2028(c)(h)	200,000	205,085
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049	100,000	98,075
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.00%, 08/10/2044(c)(h)	213,000	226,662
Series 2024-CBM, Class D, 7.93%, 12/10/2041(c)(h)	100,000	103,814

The accompanying notes are an integral part of these financial statements.

46

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
Computershare Corporate Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059	$100,000	$97,203
Series 2017-C39, Class B, 4.03%, 09/15/2050	246,000	231,899
Series 2018-C44, Class A5, 4.21%, 05/15/2051	100,000	98,308
Series 2019-C54, Class A4, 3.15%, 12/15/2052	100,000	92,826
Series 2024-1CHI, Class C, 6.43%, 07/15/2035(c)(h)	205,000	207,084
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	381,000	378,720
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(c)(h)	177,128	176,072
Series 2024-INV2, Class A3, 5.44%, 10/25/2069(c)(h)	101,357	100,760
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039(c)(h)	180,000	182,343
Series 2024-ELM, Class D15, 6.90%, 06/10/2039(c)(h)	123,000	124,478
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 7.10% (30 day avg SOFR US + 2.75%), 12/25/2041(c)	100,000	102,347
Series 2022-R02, Class 2M1, 5.55% (30 day avg SOFR US + 1.20%), 01/25/2042(c)	20,315	20,323
Series 2022-R02, Class 2M2, 7.35% (30 day avg SOFR US + 3.00%), 01/25/2042(c)	500,000	514,413
Series 2022-R04, Class 1M2, 7.45% (30 day avg SOFR US + 3.10%), 03/25/2042(c)	156,000	162,359
Series 2022-R07, Class 1M2, 9.00% (30 day avg SOFR US + 4.65%), 06/25/2042(c)	55,000	59,215
Series 2023-R02, Class 1M1, 6.65% (30 day avg SOFR US + 2.30%), 01/25/2043(c)	70,751	72,446
Series 2023-R06, Class 1M2, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2043(c)	500,000	518,355
Series 2024-R03, Class 2M2, 6.30% (30 day avg SOFR US + 1.95%), 03/25/2044(c)	420,000	426,550
Series 2024-R04, Class 1M2, 6.00% (30 day avg SOFR US + 1.65%), 05/25/2044(c)	99,000	99,811
Federal Home Loan Mortgage Corp., Series K140, Class A2, 2.25%, 01/25/2032	230,000	200,309
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.30%, 02/10/2056(h)	65,000	66,295
Series 2023-V1, Class C, 6.30%, 02/10/2056(h)	62,909	63,315
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 8.00% (30 day avg SOFR US + 3.65%), 11/25/2041(c)	500,000	519,349
Series 2022-DNA1, Class M2, 6.85% (30 day avg SOFR US + 2.50%), 01/25/2042(c)	100,000	102,467
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042(c)	55,000	57,131

The accompanying notes are an integral part of these financial statements.

47

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
Series 2022-DNA3, Class M2, 8.70% (30 day avg SOFR US + 4.35%), 04/25/2042(c)	$562,000	$597,488
Series 2022-DNA5, Class M1B, 8.85% (30 day avg SOFR US + 4.50%), 06/25/2042(c)	150,000	161,433
Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042(c)	100,000	106,236
Series 2024-DNA1, Class M2, 6.30% (30 day avg SOFR US + 1.95%), 02/25/2044(c)	500,000	506,507
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.20% (1 mo. Term SOFR + 2.89%), 03/15/2039(c)	300,000	302,211
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 5.95%, 01/13/2040(c)(h)	100,000	102,369
Series 2025-SPRL, Class D, 6.34%, 01/13/2040(c)(h)	100,000	102,798
Series 2025-SPRL, Class E, 6.68%, 01/13/2040(c)(h)	100,000	103,218
IRV Trust, Series 2025-200P, Class C, 5.73%, 03/14/2047(c)(h)	234,000	235,366
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	598,799	592,168
Series 2022-OPO, Class B, 3.38%, 01/05/2039(c)	150,000	135,887
JP Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%, 08/25/2054(c)(h)	149,689	150,055
Series 2024-4, Class A6A, 6.00%, 10/25/2054(c)(h)	164,912	165,700
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/2048	70,468	70,046
Madison Avenue Trust, Series 2015-11MD, Class D, 3.55%, 09/10/2035(c)(h)	129,000	124,766
Morgan Stanley Capital I, Inc.
Series 2018-H4, Class C, 5.06%, 12/15/2051(h)	25,000	22,854
Series 2020-HR8, Class A4, 2.04%, 07/15/2053	55,000	47,859
ONE Mortgage Trust, Series 2021-PARK, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 03/15/2036(c)	225,000	222,445
ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, 07/15/2039(c)(h)	215,000	222,777
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(c)(h)	297,894	246,621
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(c)(d)	201,425	204,736
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(c)(d)	404,530	401,457
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064(c)(d)	140,706	140,211
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(c)(d)	211,085	212,992
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043(c)(h)	362,460	370,438
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2029(c)(h)(k)	381,000	386,398
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(c)	354,000	370,502
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054(c)(h)	239,013	239,138
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(c)(h)	71,221	60,216

The accompanying notes are an integral part of these financial statements.

48

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	$645,000	$677,585
Total Collateralized Mortgage Obligations (Cost $19,722,232)		20,022,399
FOREIGN GOVERNMENT AGENCY ISSUES — 1.3%
Asian Development Bank
1.50%, 01/20/2027	330,000	314,807
3.75%, 04/25/2028	135,000	133,842
Asian Infrastructure Investment Bank, 4.25%, 03/13/2034	110,000	109,738
Corp. Andina de Fomento, 5.00%, 01/22/2030	360,000	368,226
Council Of Europe Development Bank, 4.50%, 01/15/2030	440,000	447,741
European Investment Bank
4.50%, 03/14/2030(a)	310,000	315,541
4.63%, 02/12/2035	225,000	231,318
Inter-American Development Bank
1.50%, 01/13/2027	411,000	392,220
4.13%, 02/15/2029	208,000	208,307
4.50%, 02/15/2030	390,000	396,901
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	385,073
1.38%, 04/20/2028	93,000	85,755
4.50%, 06/26/2028	747,000	747,337
3.88%, 10/16/2029	500,000	495,455
4.63%, 01/15/2032	385,000	394,048
5.75%, 05/02/2034	3,260,000	3,293,812
International Finance Corp., 4.38%, 01/15/2027	56,000	56,300
Kreditanstalt fuer Wiederaufbau, 4.63%, 03/18/2030	305,000	312,592
Province of British Columbia Canada, 4.75%, 06/12/2034	240,000	242,477
Province of Ontario Canada
4.70%, 01/15/2030	345,000	351,488
5.05%, 04/24/2034	275,000	283,916
Province of Saskatchewan Canada, 4.65%, 01/28/2030	680,000	691,392
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $10,133,952)		10,258,286
U.S. Government Agency Issues — 1.2%
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,054
4.50%, 03/26/2027	10,000	10,092
0.86%, 10/05/2027	44,000	40,488
4.25%, 12/15/2028	63,000	63,477
1.55%, 03/15/2029	8,000	7,214
4.13%, 03/20/2029	10,000	10,026
4.97%, 03/27/2029	10,000	10,026

The accompanying notes are an integral part of these financial statements.

49

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
U.S. Government Agency Issues — continued
1.19%, 07/16/2029	$7,000	$6,166
1.14%, 08/20/2029	30,000	26,296
1.23%, 09/10/2029	71,000	62,450
1.74%, 06/03/2030	1,280,000	1,132,209
1.25%, 06/24/2030	21,000	18,031
1.60%, 07/15/2030	33,000	28,905
1.55%, 07/26/2030	134,000	116,846
1.24%, 09/03/2030	671,000	573,293
1.32%, 09/09/2030	22,000	18,853
1.22%, 09/23/2030	1,201,000	1,025,036
1.30%, 02/03/2031	35,000	29,588
1.67%, 03/03/2031	31,000	26,728
2.02%, 04/01/2031	72,000	63,192
4.75%, 05/02/2031	257,000	264,738
1.88%, 06/16/2031	22,000	19,056
3.30%, 03/23/2032	9,000	8,368
1.69%, 08/20/2035	196,000	148,415
1.68%, 09/17/2035	55,000	41,536
5.67%, 09/12/2044	102,000	102,413
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	134,622
3.00%, 03/10/2028	10,000	9,720
3.25%, 06/09/2028	140,000	136,893
4.50%, 03/09/2029	250,000	254,484
2.13%, 12/14/2029	150,000	137,115
1.50%, 03/14/2031	1,760,000	1,508,746
4.75%, 03/10/2034	165,000	170,081
Federal Home Loan Mortgage Corp, 5.00%, 10/23/2028	1,900,000	1,900,484
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	715,630
5.25%, 02/01/2055	235,000	241,313
4.25%, 09/15/2065	229,000	196,970
Total U.S. Government Agency Issues (Cost $9,181,385)		9,264,554
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	407,986
Chile Government International Bond, 5.65%, 01/13/2037	585,000	595,830
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	213,438
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	439,509
Guatemala Government Bond, 6.55%, 02/06/2037(c)	415,000	417,761
Indonesia Government International Bond, 5.25%, 01/17/2042(c)	200,000	197,942

The accompanying notes are an integral part of these financial statements.

50

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS — continued
Mexico Government International Bond
6.00%, 05/13/2030	$205,000	$209,394
6.00%, 05/07/2036	349,000	339,567
5.55%, 01/21/2045	140,000	125,379
7.38%, 05/13/2055	205,000	214,241
Oman Government International Bond, 6.50%, 03/08/2047(c)	405,000	415,562
Panama Government International Bond, 2.25%, 09/29/2032	200,000	146,275
Paraguay Government International Bond, 5.40%, 03/30/2050(c)	460,000	404,214
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	130,192
3.30%, 03/11/2041	141,000	105,404
3.55%, 03/10/2051	140,000	98,382
Philippine Government International Bond
7.75%, 01/14/2031	211,000	242,218
6.38%, 10/23/2034	394,000	428,190
Province of Quebec Canada, 4.25%, 09/05/2034	310,000	301,772
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	14,979
5.50%, 03/18/2054	946,000	909,519
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	142,480
Romanian Government International Bond, 6.13%, 01/22/2044(c)	100,000	88,833
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	101,982
4.13%, 11/20/2045	138,000	118,599
4.98%, 04/20/2055	324,000	292,820
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $7,144,025)		7,102,468
MORTGAGE-BACKED SECURITIES — 0.0%
GNMA2 Collateral — 0.0%(b)
Ginnie Mae II Pool, Pool MA9964, 5.00%, 10/20/2054	24,788	24,506
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 0.00% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	216,000	216,000
BX Trust, Series 2025-ROIC, Class D, 6.32% (1 mo. Term SOFR + 1.99%), 03/15/2030(c)	352,000	352,531
Federal Home Loan Mortgage Corp.
Pool SD6592, 5.00%, 10/01/2054	116,519	114,719
Pool SD8212, 2.50%, 05/01/2052	172,107	144,343
Pool SD8446, 5.50%, 07/01/2054	273,348	273,979
Pool SD8469, 5.50%, 10/01/2054	47,926	48,029
Pool SD8491, 5.00%, 12/01/2054	58,975	58,064
Pool SD8507, 6.00%, 02/01/2055	159,130	161,865
Pool SD8508, 6.50%, 02/01/2055	49,592	51,124

The accompanying notes are an integral part of these financial statements.

51

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES — continued
GNMA2 Collateral — continued
Federal National Mortgage Association
Pool CB2400, 2.50%, 12/01/2051	$105,383	$88,270
Pool MA5296, 5.50%, 03/01/2054	2,261,707	2,266,931
Pool MA5498, 6.00%, 10/01/2054	378,018	384,531
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.75% (1 mo. Term SOFR + 2.44%), 02/15/2042(c)	100,000	99,865
ORL Trust, Series 2024-GLKS, Class C, 6.60% (1 mo. Term SOFR + 2.29%), 12/15/2039(c)	408,000	409,452
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.83% (1 mo. Term SOFR + 2.51%), 05/15/2038(c)	49,000	48,075
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 5.55% (1 mo. Term SOFR + 1.24%), 12/15/2039(c)	202,000	202,327
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,895,597)		4,944,611
Non-Agency Commercial Mortgage Backed Securities — 0.1%
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 7.21% (1 mo. Term SOFR + 2.90%), 08/15/2039(c)	217,000	219,584
BX Trust, Series 2024-VLT4, Class E, 7.20% (1 mo. Term SOFR + 2.89%), 07/15/2029(c)	213,000	212,641
CONE Trust 2024-DFW1, Series 2024-DFW1, Class D, 7.35% (1 mo. Term SOFR + 3.04%), 08/15/2041(c)	92,000	92,258
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class B, 5.88% (1 mo. Term SOFR + 1.56%), 12/15/2038(c)	98,000	93,550
SREIT Trust, Series 2021-PALM, Class A, 5.02% (1 mo. Term SOFR + 0.70%), 10/15/2034(c)	175,000	174,194
STWD Trust, Series 2021-FLWR, Class A, 5.00% (1 mo. Term SOFR + 0.69%), 07/15/2036(c)	139,737	139,173
Total Non-Agency Commercial Mortgage Backed Securities (Cost $924,627)		931,400
	Units
Short-Term Investments — 2.7%
Investments Purchased with Proceeds from Securities Lending — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(i)	13,539,691	13,539,691
	Shares
Money Market Funds — 0.8%
First American Government Obligations Fund - Class X, 4.27%(i)	6,421,979	6,421,979
	Par
U.S. Treasury Bills — 0.1%
4.25%, 08/14/2025(j)	$1,150,000	1,128,297
TOTAL SHORT-TERM INVESTMENTS (Cost $21,089,586)		21,089,967
TOTAL INVESTMENTS — 95.7% (Cost $774,645,350)		$781,617,234
Liabilities in Excess of Other Assets — (1.3)%		(9,763,637)
TOTAL NET ASSETS — 100.0%		$771,853,597

The accompanying notes are an integral part of these financial statements.

52

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $13,280,724 which represented 1.7% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $92,222,180 or 11.9% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Interest only security.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(i)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(j)	The rate shown is the annualized effective yield as of February 28, 2025.
(k)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. This security represented $386,398 or 0.05% of nets assets as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

53

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments
February 28, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 95.7%
Alabama — 1.9%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$65,000	$65,081
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	51,800
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	37,091
Black Belt Energy Gas District
5.50%, 06/01/2049 (a)	20,000	21,306
4.00%, 10/01/2049(a)	215,000	216,393
4.00%, 12/01/2049(a)	310,000	311,565
4.00%, 06/01/2051(a)	125,000	126,940
4.00%, 07/01/2052(a)	20,000	20,266
4.00%, 10/01/2052(a)	80,000	80,563
4.00%, 12/01/2052(a)	510,000	510,032
5.50%, 11/01/2053(a)	30,000	31,851
5.25%, 01/01/2054(a)	10,000	10,747
5.25%, 05/01/2055(a)	20,000	21,663
County of Jefferson AL Sewer Revenue, 5.00%, 10/01/2030	85,000	92,710
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	136,544
Industrial Development Board of the City of Mobile Alabama, 1.00%, 06/01/2034(a)	1,075,000	1,066,500
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053(a)	180,000	187,850
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,493
		3,004,395
Alaska — 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,921
Arizona — 1.4%
Arizona Board of Regents, 5.00%, 07/01/2032	840,000	959,781
Chandler Industrial Development Authority, 3.80%, 12/01/2035(a)	135,000	136,859
City of Glendale AZ, 5.00%, 07/01/2026	15,000	15,469
City of Phoenix AZ, 5.00%, 07/01/2025	275,000	277,099
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,604
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	290,419
Maricopa County Industrial Development Authority, 5.00%, 01/01/2033	190,000	196,001
Maricopa County Special Health Care District, 5.00%, 07/01/2030	40,000	44,029
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	21,072
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	47,792
5.00%, 01/01/2031	20,000	21,219
5.00%, 01/01/2032	195,000	222,455
Salt Verde Financial Corp., 5.00%, 12/01/2032	10,000	10,789
State of Arizona, 5.00%, 10/01/2028	30,000	32,466
		2,298,054

The accompanying notes are an integral part of these financial statements.

54

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Arkansas — 0.2%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	$265,000	$261,488
California — 8.0%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034	20,000	14,421
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,326
Anaheim Public Financing Authority
0.00%, 09/01/2027	20,000	18,497
0.00%, 09/01/2028	85,000	76,026
0.00%, 09/01/2031	210,000	169,453
0.00%, 09/01/2032	150,000	116,537
0.00%, 09/01/2033	20,000	14,941
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,821
4.00%, 04/01/2032	185,000	188,893
2.13%, 04/01/2053(a)	35,000	34,969
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,947
Beverly Hills Unified School District CA, 0.00%, 08/01/2033	130,000	101,387
California Community Choice Financing Authority
4.00%, 10/01/2052(a)	85,000	85,950
5.00%, 07/01/2053(a)	20,000	21,238
5.00%, 12/01/2053(a)	55,000	57,933
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	69,721
5.00%, 12/01/2031	110,000	122,472
5.00%, 08/15/2032	20,000	20,625
4.00%, 03/01/2033	65,000	65,001
3.00%, 08/15/2054(a)	855,000	855,213
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	67,737
5.00%, 10/01/2026	20,000	20,842
5.00%, 01/01/2028	15,000	15,882
5.00%, 06/01/2028	75,000	80,987
5.00%, 10/01/2028	220,000	231,384
5.00%, 10/01/2028	45,000	49,070
5.00%, 04/01/2033	80,000	94,479
4.00%, 10/01/2045	35,000	35,874
3.00%, 10/01/2047(a)	200,000	201,756
California State Public Works Board
5.00%, 10/01/2029	20,000	21,092
5.00%, 02/01/2030	25,000	27,691
5.00%, 09/01/2033	135,000	157,236

The accompanying notes are an integral part of these financial statements.

55

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
California State University
5.00%, 11/01/2027	$20,000	$21,115
3.00%, 11/01/2033	60,000	59,125
3.13%, 11/01/2051(a)	150,000	150,155
California Statewide Communities Development Authority
4.13%, 03/01/2034	40,000	40,064
5.00%, 04/01/2036(a)	40,000	43,761
5.00%, 04/01/2038(a)	25,000	27,350
5.00%, 04/01/2038(a)	15,000	16,410
5.00%, 04/01/2045(a)	45,000	49,231
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	21,194
5.00%, 06/15/2028	70,000	75,902
5.00%, 04/01/2029	20,000	21,961
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	28,018
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	98,390
Coast Community College District
0.00%, 08/01/2028	20,000	18,072
4.50%, 08/01/2039	100,000	104,859
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	37,337
East Side Union High School District, 5.00%, 08/01/2031	70,000	80,139
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028	45,000	41,538
Glendale Community College District/CA, 5.25%, 08/01/2041	40,000	42,681
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028	100,000	90,892
5.00%, 06/01/2034	20,000	20,118
5.00%, 06/01/2040	60,000	60,355
5.00%, 06/01/2040	40,000	40,237
5.00%, 06/01/2045	55,000	55,325
Grossmont Union High School District, 0.00%, 08/01/2032	120,000	94,766
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	74,066
Los Angeles Community College District/CA
5.00%, 08/01/2029	20,000	22,176
5.00%, 08/01/2029	20,000	22,176
Los Angeles County Development Authority, 3.38%, 01/01/2046(a)	25,000	25,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	185,903
5.00%, 06/01/2032	155,000	177,480
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	204,384

The accompanying notes are an integral part of these financial statements.

56

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 07/01/2027	$30,000	$31,393
5.00%, 07/01/2029	45,000	48,675
5.00%, 07/01/2032	150,000	161,259
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	69,258
5.00%, 07/01/2029	25,000	27,063
Los Angeles Unified School District/CA
5.00%, 07/01/2026	30,000	31,014
5.00%, 07/01/2028	20,000	21,640
5.00%, 07/01/2029	15,000	15,990
5.00%, 07/01/2030	25,000	28,135
3.00%, 07/01/2031	175,000	173,662
5.00%, 07/01/2031	1,250,000	1,429,940
Marin Community College District
4.00%, 08/01/2041	35,000	36,070
5.00%, 08/01/2041	20,000	20,716
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	47,736
5.00%, 07/01/2029	70,000	77,546
5.00%, 07/01/2031	80,000	92,325
5.00%, 07/01/2031	15,000	16,420
M-S-R Energy Authority, 7.00%, 11/01/2034	425,000	520,156
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	110,560
5.00%, 11/01/2028	190,000	196,937
4.00%, 11/01/2033	35,000	35,463
New Haven Unified School District, 0.00%, 08/01/2033	175,000	133,574
Northern California Sanitation Agencies Financing Authority, 5.00%, 12/01/2029	85,000	94,755
Poway Unified School District, 0.00%, 08/01/2032	25,000	19,722
Rancho Santiago Community College District, 0.00%, 09/01/2030	50,000	42,200
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	52,106
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	20,742
San Diego Community College District
5.00%, 08/01/2026	20,000	20,722
5.00%, 08/01/2030	60,000	62,207
5.00%, 08/01/2031	20,000	20,736
San Diego County Regional Transportation Commission, 5.00%, 04/01/2030	15,000	16,874
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,493

The accompanying notes are an integral part of these financial statements.

57

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 05/01/2030	$20,000	$22,524
5.00%, 05/01/2030	210,000	236,499
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	72,464
5.00%, 10/01/2031	20,000	23,127
5.00%, 10/01/2034	20,000	23,332
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/15/2032	20,000	15,604
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	73,489
San Mateo County Community College District, 0.00%, 09/01/2033	25,000	19,182
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	22,993
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	35,000	41,155
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	166,725
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,696
5.00%, 07/01/2029	20,000	21,633
0.65%, 07/01/2040(a)	25,000	24,760
State of California
5.00%, 09/01/2028	30,000	32,353
5.00%, 11/01/2028	155,000	167,666
3.00%, 09/01/2029	85,000	84,688
3.25%, 09/01/2031	20,000	19,918
5.00%, 11/01/2031	130,000	137,218
5.00%, 08/01/2032	1,000,000	1,148,788
3.50%, 09/01/2032	130,000	130,006
3.00%, 09/01/2033	105,000	103,548
5.00%, 08/01/2034	20,000	23,494
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	202,565
5.00%, 12/01/2030	210,000	239,500
5.00%, 12/01/2031	305,000	347,292
5.00%, 12/01/2032	35,000	39,693
5.00%, 12/01/2033	30,000	32,076
5.00%, 12/01/2035	20,000	22,075
University of California
3.25%, 05/15/2029	235,000	235,303
5.00%, 05/15/2029	35,000	36,821
5.00%, 05/15/2029	30,000	32,920
5.00%, 05/15/2029	15,000	16,472
5.00%, 05/15/2031	20,000	22,709
4.00%, 05/15/2033	50,000	50,996
5.00%, 05/15/2034	20,000	23,603

The accompanying notes are an integral part of these financial statements.

58

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
Ventura County Community College District, 3.13%, 08/01/2031	$35,000	$35,007
Yosemite Community College District, 0.00%, 08/01/2031	20,000	16,311
		12,839,939
Colorado — 1.7%
Adams & Arapahoe Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	62,124
5.00%, 12/01/2032	70,000	72,430
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	37,054
5.00%, 11/15/2032	250,000	283,932
5.00%, 11/15/2032	335,000	345,721
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	118,776
5.00%, 08/01/2035	70,000	72,299
5.00%, 08/01/2036	20,000	20,657
5.00%, 08/01/2041	220,000	227,224
Colorado Health Facilities Authority
5.00%, 08/01/2025	25,000	25,206
5.00%, 08/01/2026	205,000	210,954
5.00%, 01/01/2027	35,000	36,407
5.00%, 08/01/2028	55,000	58,720
5.00%, 08/01/2028	20,000	21,353
3.13%, 09/01/2042	105,000	105,664
5.00%, 11/15/2049(a)	65,000	67,158
5.00%, 11/15/2057(a)	20,000	22,580
Denver City & County School District No 1, 4.00%, 12/01/2027	130,000	134,753
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	41,696
5.00%, 12/15/2028	35,000	37,878
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	46,792
5.00%, 11/01/2027	85,000	90,192
5.00%, 11/01/2029	25,000	27,534
5.00%, 11/01/2031	40,000	45,369
5.00%, 11/01/2033	10,000	10,525
State of Colorado
5.00%, 12/15/2025	95,000	96,741
5.00%, 12/15/2026	200,000	208,125
5.00%, 12/15/2026	80,000	83,250
5.00%, 12/15/2027	40,000	42,471

The accompanying notes are an integral part of these financial statements.

59

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Colorado — continued
5.00%, 12/15/2031	$20,000	$22,564
5.00%, 03/15/2032	95,000	98,787
		2,774,936
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	160,000	175,657
2.80%, 07/01/2057(a)	20,000	19,945
State of Connecticut, 5.00%, 09/15/2026	420,000	435,253
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	21,012
5.00%, 07/01/2027	125,000	131,756
5.00%, 05/01/2031	65,000	72,000
5.00%, 07/01/2033	1,200,000	1,387,096
		2,242,719
Delaware — 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	150,646
State of Delaware
5.00%, 01/01/2027	81,000	84,521
5.00%, 02/01/2027	105,000	109,834
5.00%, 01/01/2028	150,000	159,955
5.00%, 05/01/2028	70,000	75,148
5.00%, 01/01/2029	105,000	114,163
5.00%, 05/01/2029	55,000	60,172
5.00%, 02/01/2031	30,000	33,823
5.00%, 03/01/2031	35,000	39,512
5.00%, 05/01/2033	40,000	46,463
		874,237
District of Columbia — 2.1%
District of Columbia
5.00%, 10/15/2025	290,000	294,218
5.00%, 06/01/2026	180,000	181,004
5.00%, 01/01/2027	35,000	36,528
5.00%, 06/01/2027	45,000	47,379
5.00%, 08/01/2027	1,015,000	1,072,467
5.00%, 10/15/2028	250,000	270,569
5.00%, 12/01/2028	20,000	21,600
5.00%, 01/01/2029	45,000	48,893
5.00%, 10/15/2029	90,000	98,056
5.00%, 01/01/2030	55,000	60,857
5.00%, 06/01/2033	10,000	10,434
5.00%, 10/15/2033	285,000	307,460

The accompanying notes are an integral part of these financial statements.

60

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
District of Columbia — continued
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	$105,000	$108,956
5.00%, 03/01/2027	25,000	26,192
5.00%, 03/01/2027	15,000	15,715
5.00%, 10/01/2028	195,000	210,892
5.00%, 03/01/2029	20,000	21,797
5.00%, 10/01/2029	30,000	33,047
5.00%, 12/01/2029	25,000	27,621
5.00%, 03/01/2030	80,000	88,781
5.00%, 10/01/2030	55,000	61,621
5.00%, 03/01/2031	60,000	65,570
5.00%, 10/01/2031	50,000	56,873
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032	30,000	23,211
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	21,089
5.00%, 07/15/2028	85,000	91,389
5.00%, 07/15/2028	50,000	53,759
5.00%, 07/15/2028	20,000	21,503
5.00%, 07/15/2031	50,000	56,231
5.00%, 07/15/2032	20,000	22,777
		3,456,489
Florida — 5.2%
Brevard County School District, 5.00%, 07/01/2029	110,000	119,823
Central Florida Expressway Authority
5.00%, 07/01/2027	770,000	810,189
5.00%, 07/01/2028	170,000	182,365
5.00%, 07/01/2031	40,000	44,618
5.00%, 07/01/2032	70,000	78,468
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	93,207
County of Manatee FL Public Utilities Revenue, 5.00%, 10/01/2032	200,000	228,319
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	115,751
5.00%, 10/01/2029	15,000	15,759
5.00%, 10/01/2032	40,000	45,957
Florida Department of Management Services
5.00%, 11/01/2027	45,000	47,594
5.00%, 11/01/2028	365,000	393,105
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	87,621
Hillsborough County Industrial Development Authority, 5.00%, 11/15/2029	1,185,000	1,299,410

The accompanying notes are an integral part of these financial statements.

61

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Florida — continued
Hillsborough County School Board
5.00%, 07/01/2028	$15,000	$15,749
5.00%, 07/01/2029	355,000	384,139
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	767,056
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	25,000	25,965
5.00%, 10/01/2026	20,000	20,772
5.00%, 10/01/2028	220,000	232,569
5.00%, 10/01/2030	270,000	300,875
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2029	20,000	21,478
Orlando Utilities Commission, 5.00%, 10/01/2026	30,000	31,083
Polk County Housing Finance Authority, 4.15%, 12/01/2040(a)	65,000	65,794
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,447
5.00%, 07/01/2028	45,000	48,184
5.00%, 07/01/2033	45,000	51,478
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	50,040
5.00%, 02/01/2031	20,000	20,364
3.25%, 02/01/2033	290,000	283,707
School District of Broward County/FL
5.00%, 07/01/2028	30,000	32,172
5.00%, 07/01/2033	20,000	21,951
State of Florida
5.00%, 06/01/2026	70,000	72,086
5.00%, 06/01/2028	1,130,000	1,159,853
5.00%, 06/01/2028	60,000	64,479
5.00%, 06/01/2029	20,000	21,898
5.00%, 06/01/2030	105,000	117,006
5.00%, 07/01/2030	105,000	117,166
5.00%, 06/01/2031	30,000	33,921
5.00%, 06/01/2031	30,000	33,921
5.00%, 06/01/2033	325,000	376,859
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	20,000	21,527
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	107,571
Tampa Bay Water, 6.00%, 10/01/2029	300,000	335,998
		8,413,294

The accompanying notes are an integral part of these financial statements.

62

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Georgia — 2.5%
Bartow County Development Authority
3.95%, 12/01/2032(a)	$90,000	$92,352
2.88%, 08/01/2043(a)	135,000	134,653
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	21,195
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(a)	60,000	61,060
5.00%, 07/01/2054(a)	45,000	47,762
Development Authority of Burke County, 3.80%, 10/01/2032(a)	165,000	166,443
Development Authority of Monroe County, 3.88%, 10/01/2048(a)	30,000	30,248
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,579
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	183,098
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,844
5.00%, 09/01/2028	160,000	172,272
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	65,921
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	57,678
4.00%, 03/01/2050(a)	60,000	60,359
4.00%, 07/01/2052(a)	20,000	20,300
Private Colleges & Universities Authority, 5.00%, 09/01/2032	1,645,000	1,885,740
State of Georgia
5.00%, 07/01/2028	415,000	432,510
5.00%, 07/01/2028	40,000	43,068
5.00%, 07/01/2029	40,000	43,880
3.00%, 02/01/2030	35,000	34,940
5.00%, 07/01/2030	40,000	42,931
5.00%, 02/01/2031	40,000	41,697
5.00%, 07/01/2031	225,000	241,181
5.00%, 07/01/2031	50,000	56,697
2.50%, 02/01/2033	25,000	23,566
		3,997,974
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,027,310
City & County of Honolulu HI
5.00%, 03/01/2028	145,000	154,899
5.00%, 03/01/2028	20,000	21,365
5.00%, 09/01/2028	30,000	32,353
5.00%, 11/01/2028	55,000	59,494
5.00%, 03/01/2029	55,000	59,833
5.00%, 09/01/2029	20,000	21,494

The accompanying notes are an integral part of these financial statements.

63

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Hawaii — continued
5.00%, 03/01/2031	$95,000	$105,200
5.00%, 03/01/2031	20,000	22,449
State of Hawaii
5.00%, 01/01/2031	150,000	158,974
4.00%, 05/01/2031	20,000	20,473
4.00%, 10/01/2031	55,000	55,731
		1,739,575
Idaho — 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2030	200,000	223,190
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	82,225
		305,415
Illinois — 9.3%
Chicago Board of Education
5.50%, 12/01/2026	10,000	10,190
0.00%, 12/01/2028	130,000	112,428
0.00%, 12/01/2028	95,000	82,159
0.00%, 12/01/2029	95,000	78,859
0.00%, 12/01/2029	75,000	62,257
0.00%, 12/01/2030	220,000	175,240
0.00%, 12/01/2030	70,000	55,758
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,625
5.00%, 01/01/2028	20,000	21,198
5.00%, 01/01/2033	70,000	79,501
5.00%, 01/01/2034	15,000	16,988
Chicago O'Hare International Airport, 5.00%, 01/01/2034	50,000	54,226
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,915
5.00%, 06/01/2029	70,000	75,676
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,024,095
City of Chicago IL
5.00%, 01/01/2029	270,000	282,603
5.00%, 01/01/2032	140,000	148,221
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	196,690
5.00%, 01/01/2031	560,000	620,320
5.00%, 01/01/2032	105,000	117,767
5.00%, 01/01/2033	140,000	157,252

The accompanying notes are an integral part of these financial statements.

64

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	$20,000	$20,667
5.00%, 11/01/2031	455,000	509,316
5.00%, 11/01/2032	175,000	196,257
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,675
County of Will IL, 5.00%, 11/15/2041	20,000	20,322
Illinois Finance Authority
5.00%, 01/01/2027	30,000	31,271
5.00%, 07/01/2027	335,000	348,533
5.00%, 02/15/2029	30,000	31,159
5.00%, 04/01/2030	1,000,000	1,101,300
5.00%, 07/01/2031	110,000	113,921
5.00%, 04/01/2033	1,000,000	1,142,483
3.75%, 02/15/2034	65,000	65,100
4.00%, 01/01/2040	25,000	25,598
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	21,336
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	88,524
5.00%, 01/01/2029	30,000	32,425
5.00%, 01/01/2030	265,000	291,074
4.00%, 12/01/2031	20,000	20,161
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	133,619
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030	70,000	58,423
0.00%, 12/15/2030	70,000	57,368
0.00%, 06/15/2031	140,000	112,285
0.00%, 12/15/2031	20,000	15,739
0.00%, 06/15/2032	80,000	61,522
0.00%, 12/15/2032	35,000	26,380
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2030	110,000	113,685
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,583
5.75%, 06/01/2029	90,000	98,121
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	82,852
5.00%, 01/01/2027	35,000	36,248
5.00%, 01/01/2028	60,000	63,343
5.00%, 01/01/2028	25,000	26,393

The accompanying notes are an integral part of these financial statements.

65

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 01/01/2028	$20,000	$21,153
5.00%, 01/01/2029	15,000	16,094
5.00%, 01/01/2030	175,000	190,568
5.00%, 01/01/2030	170,000	185,123
5.00%, 01/01/2032	285,000	317,421
5.00%, 01/01/2033	105,000	118,316
5.00%, 01/01/2033	45,000	50,607
5.00%, 01/01/2034	45,000	50,810
5.00%, 01/01/2034	25,000	28,228
State of Illinois
5.00%, 10/01/2025	15,000	15,182
5.00%, 11/01/2025	50,000	50,693
5.00%, 12/01/2025	15,000	15,234
5.50%, 05/01/2026	490,000	504,851
5.00%, 10/01/2026	45,000	46,446
5.00%, 10/01/2026	1,000,000	1,032,131
5.00%, 03/01/2027	20,000	20,798
5.00%, 05/01/2027	770,000	802,977
5.00%, 10/01/2027	185,000	194,255
5.00%, 11/01/2027	75,000	78,856
5.00%, 12/01/2027	20,000	21,056
5.00%, 02/01/2028	20,000	21,110
4.00%, 03/01/2028	20,000	20,563
5.00%, 03/01/2028	20,000	21,138
5.00%, 07/01/2028	105,000	111,523
5.00%, 10/01/2028	70,000	74,617
5.00%, 11/01/2028	385,000	404,078
5.00%, 02/01/2029	15,000	15,535
5.00%, 03/01/2029	20,000	21,442
5.00%, 03/01/2029	20,000	21,442
5.00%, 10/01/2029	15,000	16,211
5.25%, 10/01/2029	75,000	81,847
5.00%, 12/01/2029	40,000	43,323
4.00%, 02/01/2030	40,000	40,617
5.00%, 03/01/2030	35,000	38,032
5.00%, 03/01/2030	20,000	21,732
5.00%, 03/01/2030	20,000	21,732
5.00%, 05/01/2030	95,000	103,443
5.50%, 05/01/2030	130,000	139,589
5.00%, 07/01/2030	55,000	60,012
5.00%, 10/01/2030	20,000	21,889

The accompanying notes are an integral part of these financial statements.

66

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 02/01/2031	$20,000	$21,975
5.00%, 03/01/2031	260,000	285,954
5.00%, 03/01/2031	40,000	43,993
5.00%, 03/01/2031	75,000	82,487
5.00%, 05/01/2031	45,000	49,583
5.00%, 12/01/2031	20,000	22,175
5.00%, 03/01/2032	265,000	294,575
5.00%, 03/01/2032	45,000	50,022
5.00%, 05/01/2032	80,000	89,049
5.00%, 05/01/2032	40,000	44,524
5.00%, 07/01/2032	15,000	16,719
5.00%, 12/01/2032	40,000	44,725
5.00%, 12/01/2032	25,000	26,098
5.00%, 03/01/2033	60,000	66,408
5.00%, 03/01/2033	120,000	131,157
5.00%, 03/01/2033	20,000	22,136
5.00%, 05/01/2033	75,000	83,136
5.00%, 07/01/2033	40,000	44,406
5.00%, 12/01/2033	20,000	22,539
5.00%, 03/01/2034	60,000	66,216
5.00%, 05/01/2034	60,000	67,791
		15,030,993
Indiana — 0.8%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	139,498
Indiana Finance Authority
5.00%, 10/01/2026	40,000	41,425
5.00%, 02/01/2027	165,000	172,502
5.00%, 06/01/2027	355,000	368,983
5.00%, 06/01/2028	125,000	129,902
5.00%, 06/01/2029	70,000	76,583
5.00%, 10/01/2029	20,000	21,950
5.00%, 02/01/2030	90,000	95,426
0.70%, 12/01/2046(a)	30,000	29,349
2.10%, 11/01/2049(a)	20,000	19,443
2.25%, 12/01/2058(a)	210,000	208,924
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,812
		1,334,797

The accompanying notes are an integral part of these financial statements.

67

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Iowa — 0.7%
Iowa Finance Authority
5.00%, 08/01/2026	$45,000	$46,509
5.00%, 08/01/2027	280,000	295,718
5.00%, 08/01/2029	15,000	15,770
5.00%, 08/01/2031	30,000	34,041
5.00%, 08/01/2032	400,000	452,337
5.00%, 08/01/2034	25,000	28,963
5.00%, 12/01/2050(a)	210,000	242,218
		1,115,556
Kansas — 0.8%
State of Kansas Department of Transportation
5.00%, 09/01/2026	355,000	359,018
5.00%, 09/01/2029	750,000	822,617
5.00%, 09/01/2029	25,000	25,260
5.00%, 09/01/2031	15,000	16,908
5.00%, 09/01/2032	20,000	22,797
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,563
		1,277,163
Kentucky — 1.0%
Kentucky Public Energy Authority
4.00%, 12/01/2049(a)	35,000	35,099
4.00%, 08/01/2052(a)	15,000	15,125
5.00%, 05/01/2055(a)	120,000	127,194
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,049,384
5.00%, 11/01/2027	40,000	41,370
5.00%, 11/01/2027	20,000	21,169
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	48,347
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	15,000	12,450
1.75%, 02/01/2035(a)	130,000	127,293
5.00%, 10/01/2047(a)	110,000	117,835
		1,595,266
Louisiana — 1.6%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	216,719
Parish of St John the Baptist LA, 2.38%, 06/01/2037(a)	320,000	316,512
State of Louisiana
5.00%, 05/01/2028	870,000	931,251
5.00%, 09/01/2028	20,000	21,548
5.00%, 02/01/2029	35,000	37,923

The accompanying notes are an integral part of these financial statements.

68

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Louisiana — continued
5.00%, 09/01/2029	$40,000	$43,784
5.00%, 09/01/2030	55,000	61,183
5.00%, 09/01/2033	35,000	40,308
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	32,673
5.00%, 05/01/2031	750,000	842,460
		2,544,361
Maine — 0.9%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	21,016
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,378,258
		1,399,274
Maryland — 3.8%
County of Prince George's MD
5.00%, 09/15/2029	105,000	115,621
5.00%, 07/01/2031	80,000	90,715
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	855,606
Maryland Stadium Authority
5.00%, 06/01/2027	265,000	278,005
5.00%, 06/01/2029	750,000	815,187
5.00%, 03/01/2031	115,000	128,407
State of Maryland
5.00%, 08/01/2027	65,000	68,696
5.00%, 03/15/2028	45,000	48,176
5.00%, 08/01/2029	210,000	230,725
5.00%, 03/15/2030	20,000	22,220
5.00%, 03/15/2031	115,000	129,696
5.00%, 08/01/2031	245,000	277,850
5.00%, 06/01/2032	1,140,000	1,308,491
2.00%, 08/01/2032	60,000	53,654
2.13%, 08/01/2033	25,000	22,280
5.00%, 06/01/2034	225,000	256,454
2.25%, 08/01/2034	30,000	26,628
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	21,201
4.00%, 10/01/2030	735,000	769,970
3.00%, 11/01/2030	85,000	84,141
3.00%, 09/01/2031	20,000	19,766
2.13%, 10/01/2031	40,000	36,266
2.50%, 10/01/2033	415,000	378,768
3.50%, 10/01/2033	70,000	70,073
		6,108,596

The accompanying notes are an integral part of these financial statements.

69

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Massachusetts — 0.7%
Commonwealth of Massachusetts
5.00%, 11/01/2031	$40,000	$45,656
5.00%, 01/01/2033	100,000	105,775
Massachusetts Clean Water Trust, 5.00%, 08/01/2025	30,000	30,281
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,585
5.00%, 07/01/2050(a)	70,000	76,322
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	265,851
3.05%, 12/01/2027	590,000	589,643
		1,140,113
Michigan — 1.7%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	670,674
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,828
Michigan Finance Authority
5.00%, 04/15/2033	30,000	33,602
3.00%, 11/15/2033	600,000	578,100
Michigan State Building Authority
5.00%, 10/15/2030	215,000	221,789
5.00%, 04/15/2031	235,000	237,805
Michigan State Housing Development Authority
3.10%, 12/01/2031	375,000	364,636
4.50%, 12/01/2042(a)	25,000	25,274
Michigan State University, 5.00%, 08/15/2029	40,000	43,803
State of Michigan
5.00%, 03/15/2026	190,000	194,490
5.00%, 05/01/2027	15,000	15,717
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	22,484
5.00%, 11/15/2031	140,000	159,793
5.00%, 11/15/2032	90,000	101,969
5.00%, 11/15/2032	10,000	11,558
Utica Community Schools/MI, 5.00%, 05/01/2026	55,000	56,485
		2,760,007
Minnesota — 1.4%
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,902
Osseo Independent School District No 279, 5.00%, 02/01/2034	75,000	84,681
South Washington County Independent School District No 833/MN, 5.00%, 02/01/2028	150,000	159,970

The accompanying notes are an integral part of these financial statements.

70

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Minnesota — continued
State of Minnesota
5.00%, 08/01/2026	$65,000	$67,208
5.00%, 08/01/2028	925,000	996,927
5.00%, 08/01/2028	70,000	75,443
5.00%, 08/01/2028	50,000	53,888
5.00%, 09/01/2028	95,000	102,550
5.00%, 08/01/2029	420,000	461,082
5.00%, 09/01/2029	95,000	104,452
5.00%, 09/01/2029	20,000	21,990
5.00%, 11/01/2031	105,000	118,820
5.00%, 08/01/2033	60,000	69,763
		2,337,676
Mississippi — 1.3%
State of Mississippi
5.00%, 10/01/2028	10,000	10,559
5.00%, 11/01/2032	100,000	103,866
5.00%, 11/01/2032	75,000	76,190
4.00%, 11/01/2034	20,000	20,187
5.00%, 11/01/2034	50,000	51,933
4.00%, 11/01/2035	1,630,000	1,645,262
5.00%, 11/01/2035	20,000	20,773
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	159,786
		2,088,556
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	233,389
4.00%, 05/01/2051(a)	70,000	70,870
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,414
		322,673
Montana — 0.1%
City of Forsyth MT, 3.90%, 03/01/2031(a)	85,000	84,997
Nebraska - 0.3%
Central Plains Energy Project, 4.00%, 12/01/2049(a)	500,000	501,085
Omaha Public Power District, 5.00%, 02/01/2027	20,000	20,894
		521,979
Nevada — 0.9%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	107,926
County of Clark NV
5.00%, 07/01/2030	80,000	88,682
2.10%, 06/01/2031	105,000	91,554

The accompanying notes are an integral part of these financial statements.

71

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District
5.00%, 06/01/2027	$105,000	$110,387
5.00%, 06/01/2028	15,000	16,081
5.00%, 06/01/2029	20,000	21,822
5.00%, 06/01/2032	35,000	39,901
State of Nevada, 5.00%, 05/01/2032	25,000	28,490
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	779,383
5.00%, 12/01/2030	50,000	52,251
4.00%, 12/01/2033	80,000	81,423
		1,417,900
New Jersey — 3.5%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	26,009
5.50%, 06/15/2029	55,000	57,797
5.00%, 11/01/2029	90,000	98,601
5.50%, 06/15/2030	65,000	68,306
5.25%, 06/15/2031	35,000	35,251
5.50%, 06/15/2031	140,000	147,121
3.13%, 07/01/2031	255,000	250,980
5.00%, 06/15/2036	175,000	182,385
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	130,000	123,060
0.00%, 12/15/2026	65,000	61,530
5.00%, 06/15/2028	50,000	53,526
5.00%, 06/15/2028	110,000	117,758
0.00%, 12/15/2028	20,000	17,718
0.00%, 12/15/2028	180,000	159,463
5.00%, 12/15/2028	20,000	21,601
0.00%, 12/15/2029	290,000	247,918
5.00%, 06/15/2030	650,000	718,364
0.00%, 12/15/2030	25,000	20,582
4.10%, 06/15/2031	15,000	15,130
0.00%, 12/15/2031	20,000	15,844
5.00%, 12/15/2031	100,000	109,151
5.00%, 06/15/2032	90,000	100,426
5.00%, 06/15/2032	260,000	294,422
5.00%, 06/15/2032	85,000	95,555
5.25%, 06/15/2032	95,000	109,391
0.00%, 12/15/2032	785,000	602,634
0.00%, 12/15/2032	115,000	87,611

The accompanying notes are an integral part of these financial statements.

72

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
New Jersey — continued
5.00%, 12/15/2032	$20,000	$21,776
0.00%, 12/15/2033	105,000	76,760
0.00%, 12/15/2033	60,000	43,863
5.00%, 12/15/2033	230,000	245,330
0.00%, 12/15/2034	80,000	56,552
New Jersey Turnpike Authority
5.00%, 01/01/2027	445,000	463,694
5.00%, 01/01/2031	475,000	502,755
5.00%, 01/01/2031	80,000	82,899
5.00%, 01/01/2033	90,000	94,977
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,539
5.00%, 06/01/2030	110,000	114,711
		5,571,990
New Mexico — 0.4%
City of Farmington NM, 3.90%, 06/01/2040(a)	20,000	20,337
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	32,195
State of New Mexico
5.00%, 03/01/2025	35,000	35,000
5.00%, 03/01/2027	15,000	15,697
5.00%, 03/01/2028	15,000	16,024
5.50%, 03/01/2028	100,000	108,258
5.00%, 03/01/2029	140,000	152,191
5.00%, 03/01/2029	65,000	70,660
5.00%, 03/01/2030	20,000	22,106
5.00%, 03/01/2031	20,000	22,449
5.00%, 03/01/2032	20,000	22,760
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	30,000	32,222
5.00%, 07/01/2028	20,000	21,481
5.00%, 07/01/2029	45,000	49,172
5.00%, 07/01/2030	50,000	55,426
		675,978
New York — 5.7%
City of New York NY
5.00%, 08/01/2027	25,000	26,397
5.00%, 08/01/2029	265,000	272,808
5.00%, 09/01/2030	200,000	223,133
5.00%, 10/01/2031	40,000	45,215
4.00%, 08/01/2032	120,000	121,154
5.00%, 12/01/2032	90,000	93,124

The accompanying notes are an integral part of these financial statements.

73

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
3.00%, 08/01/2034	$160,000	$155,909
3.00%, 10/01/2034	60,000	58,451
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,592
Empire State Development Corp.
5.00%, 03/15/2029	155,000	169,801
5.00%, 03/15/2030	40,000	44,399
5.00%, 03/15/2030	20,000	22,200
5.00%, 03/15/2033	90,000	98,885
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,998
5.00%, 02/15/2031	20,000	22,633
5.00%, 02/15/2032	95,000	98,734
5.00%, 02/15/2033	60,000	62,238
Long Island Power Authority
5.00%, 09/01/2033	35,000	40,765
3.00%, 09/01/2049	35,000	34,397
0.85%, 09/01/2050(a)	20,000	19,739
1.50%, 09/01/2051(a)	25,000	24,292
Metropolitan Transportation Authority
5.00%, 11/15/2028	20,000	20,652
5.00%, 11/15/2028	15,000	16,106
0.00%, 11/15/2032	40,000	30,091
3.00%, 11/15/2032	80,000	74,987
4.00%, 11/15/2032	85,000	85,676
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,396
0.00%, 11/15/2032	70,000	53,260
New York City Housing Development Corp.
0.60%, 05/01/2061(a)	275,000	272,306
3.40%, 11/01/2062(a)	50,000	50,017
3.70%, 05/01/2063(a)	15,000	15,051
3.73%, 05/01/2063(a)	20,000	20,112
3.63%, 11/01/2063(a)	20,000	20,168
3.80%, 11/01/2063(a)	35,000	35,427
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	38,512
New York City Transitional Finance Authority
5.00%, 05/01/2028	20,000	21,389
5.00%, 11/01/2030	20,000	22,292
5.00%, 05/01/2032	20,000	22,695
5.00%, 11/01/2034	10,000	11,602

The accompanying notes are an integral part of these financial statements.

74

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	$230,000	$243,391
5.00%, 07/15/2029	20,000	22,025
5.00%, 07/15/2030	30,000	33,625
5.00%, 07/15/2031	25,000	28,475
5.00%, 07/15/2031	20,000	20,352
3.13%, 07/15/2032	85,000	84,617
5.00%, 07/15/2033	20,000	23,005
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	270,238
5.00%, 11/01/2028	155,000	167,272
5.00%, 11/01/2029	60,000	62,692
3.00%, 08/01/2030	230,000	230,001
5.00%, 11/01/2030	35,000	39,012
3.00%, 02/01/2033	225,000	225,081
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	25,981
New York State Dormitory Authority
5.00%, 03/15/2026	160,000	164,095
5.00%, 03/15/2026	95,000	97,292
5.00%, 03/15/2027	105,000	110,313
5.00%, 02/15/2028	130,000	136,131
5.00%, 02/15/2031	40,000	44,167
5.00%, 02/15/2032	310,000	324,823
5.00%, 03/15/2032	165,000	183,536
2.00%, 07/01/2033	245,000	214,080
4.00%, 03/15/2034	20,000	20,802
5.00%, 10/01/2034	20,000	22,498
New York State Housing Finance Agency
0.65%, 11/01/2056(a)	55,000	53,815
2.50%, 11/01/2060(a)	90,000	88,259
2.50%, 11/01/2060(a)	60,000	58,839
1.00%, 11/01/2061(a)	5,000	4,784
3.10%, 05/01/2062(a)	165,000	164,601
3.10%, 05/01/2062(a)	110,000	109,651
3.45%, 05/01/2062(a)	100,000	100,012
3.60%, 11/01/2062(a)	330,000	330,338
3.60%, 11/01/2062(a)	125,000	125,143
3.65%, 11/01/2062(a)	65,000	65,151
3.75%, 11/01/2062(a)	20,000	20,182
3.80%, 11/01/2062(a)	125,000	125,333
3.45%, 11/01/2063(a)	50,000	50,139

The accompanying notes are an integral part of these financial statements.

75

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
3.45%, 11/01/2063(a)	$40,000	$40,050
3.60%, 11/01/2063(a)	20,000	20,111
3.88%, 11/01/2063(a)	45,000	45,241
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,999
Port Authority of New York & New Jersey
5.00%, 10/15/2027(c)	55,000	57,553
4.00%, 12/01/2027	15,000	15,589
Suffolk County Water Authority
3.00%, 06/01/2028	195,000	195,004
3.00%, 06/01/2032	305,000	305,079
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029	1,035,000	1,144,057
0.00%, 11/15/2030	135,000	111,038
0.00%, 11/15/2032	25,000	19,122
5.00%, 05/15/2050(a)	175,000	179,275
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	56,140
4.00%, 12/01/2033	30,000	31,403
4.00%, 12/01/2034	20,000	20,892
Utility Debt Securitization Authority, 5.00%, 06/15/2027	145,000	145,902
		9,119,809
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048(a)	20,000	18,335
3.45%, 01/15/2048(a)	20,000	20,058
3.25%, 01/15/2050(a)	25,000	24,994
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,656
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	95,264
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,400
County of Wake NC, 5.00%, 05/01/2030	95,000	105,766
State of North Carolina
5.00%, 03/01/2026	50,000	51,147
5.00%, 05/01/2027	230,000	241,583
5.00%, 03/01/2028	620,000	620,875
5.00%, 05/01/2029	110,000	120,026
3.00%, 05/01/2031	20,000	19,859
5.00%, 05/01/2031	125,000	140,787
3.00%, 05/01/2033	25,000	24,601
		1,537,351

The accompanying notes are an integral part of these financial statements.

76

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Ohio — 2.5%
American Municipal Power, Inc., 4.00%, 02/15/2034	$20,000	$20,638
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	248,038
5.00%, 06/01/2030	20,000	21,318
5.00%, 06/01/2032	25,000	26,560
5.00%, 06/01/2033	115,000	121,892
5.00%, 06/01/2034	125,000	132,065
City of Columbus OH
5.00%, 04/01/2027	30,000	31,480
5.00%, 08/15/2027	40,000	42,309
5.00%, 08/15/2028	75,000	80,892
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,492
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	62,207
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	60,000	60,840
4.00%, 12/01/2032	135,000	136,633
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	22,996
Ohio State University, 5.00%, 12/01/2029	45,000	49,507
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	114,658
5.00%, 06/01/2027	80,000	84,212
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	47,369
5.00%, 12/01/2027	140,000	147,270
5.00%, 12/01/2027	55,000	58,503
5.00%, 12/01/2030	70,000	73,307
5.00%, 06/01/2033	105,000	115,786
5.00%, 12/01/2033	10,000	11,647
State of Ohio
5.00%, 12/15/2025	165,000	168,037
5.00%, 12/15/2026	100,000	104,223
5.00%, 01/01/2027	110,000	114,641
5.00%, 01/01/2027	40,000	41,688
5.00%, 02/01/2027	35,000	36,585
5.00%, 05/01/2027	95,000	99,866
4.00%, 09/01/2027	20,000	20,690
5.00%, 09/15/2027	60,000	63,591
5.00%, 12/15/2027	20,000	21,274
5.00%, 05/01/2028	10,000	10,726
5.00%, 12/15/2028	40,000	43,364
5.00%, 09/01/2030	120,000	134,140

The accompanying notes are an integral part of these financial statements.

77

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Ohio — continued
5.00%, 10/01/2031	$1,240,000	$1,399,279
5.00%, 05/01/2039	40,000	42,006
5.00%, 08/15/2054(a)	25,000	27,716
		4,058,445
Oklahoma — 1.0%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	182,360
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	138,164
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,644
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,545
5.00%, 07/01/2029	1,010,000	1,101,481
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,066
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	26,094
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	63,242
		1,593,596
Oregon — 0.9%
City of Portland OR Sewer System Revenue, 5.00%, 12/01/2030	45,000	50,448
Oregon State Business Development Commission, 3.80%, 12/01/2040(a)	55,000	55,681
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	21,030
State of Oregon
5.00%, 05/01/2027	60,000	63,073
5.00%, 05/01/2028	80,000	85,733
5.00%, 05/01/2029	35,000	38,204
5.00%, 05/01/2030	1,000,000	1,110,778
State of Oregon Department of Transportation, 5.00%, 05/15/2028	15,000	16,072
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,536
		1,456,555
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	369,093
5.00%, 07/15/2031	200,000	216,351
5.00%, 07/15/2033	10,000	10,757
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	21,066
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,990
5.00%, 01/01/2028	470,000	488,500
5.00%, 09/01/2028	15,000	16,161
3.00%, 03/15/2030	70,000	69,117
5.00%, 08/15/2032	420,000	423,872

The accompanying notes are an integral part of these financial statements.

78

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Pennsylvania — continued
5.00%, 08/15/2032	$80,000	$91,658
5.00%, 09/01/2032	1,350,000	1,547,568
3.00%, 09/15/2033	55,000	53,261
Delaware Valley Regional Finance Authority, 5.50%, 08/01/2028	35,000	37,861
Erie City Water Authority, 5.00%, 12/01/2043	25,000	26,059
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2034	50,000	57,108
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	102,031
Northampton County General Purpose Authority, 5.00%, 08/15/2034	20,000	22,608
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	120,000	113,262
2.80%, 10/01/2031	75,000	70,789
3.20%, 10/01/2031	50,000	49,440
3.20%, 10/01/2032	30,000	29,579
3.45%, 10/01/2032	40,000	40,022
Pennsylvania Turnpike Commission, 4.00%, 06/01/2033	355,000	357,742
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	47,338
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	579,183
School District of Philadelphia
5.00%, 09/01/2026	60,000	61,910
5.00%, 06/01/2027	55,000	57,552
5.00%, 06/01/2034	80,000	90,620
State Public School Building Authority, 5.00%, 06/01/2031	35,000	36,154
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,380,359
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	27,157
		6,515,168
Rhode Island — 0.0%(b)
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	21,090
5.00%, 05/15/2034	20,000	22,379
		43,469
South Carolina — 1.5%
County of Florence SC, 5.00%, 06/01/2028	20,000	21,454
Greenville County School District, 5.00%, 12/01/2027	15,000	15,927
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	650,000	701,648
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	838,092
5.00%, 04/01/2034	30,000	34,858

The accompanying notes are an integral part of these financial statements.

79

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority, 5.00%, 12/01/2028	$750,000	$806,640
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	42,077
		2,460,696
South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	831,910
Tennessee — 0.7%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	20,000	21,946
5.00%, 07/01/2033	110,000	122,495
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027(a)	20,000	20,109
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,687
5.00%, 07/01/2033	95,000	108,077
5.00%, 10/01/2034	85,000	99,703
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	101,144
5.00%, 07/01/2029	25,000	26,789
5.00%, 07/01/2032	90,000	95,801
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	37,536
State of Tennessee
5.00%, 05/01/2028	70,000	75,148
5.00%, 05/01/2029	90,000	98,463
5.00%, 05/01/2032	20,000	22,931
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(a)	70,000	70,278
5.00%, 05/01/2052(a)	160,000	169,580
		1,096,687
Texas — 12.7%
Board of Regents of the University of Texas System
5.00%, 08/15/2025	1,130,000	1,141,626
5.00%, 08/15/2025	85,000	85,874
5.00%, 08/15/2026	10,000	10,338
5.00%, 08/15/2027	50,000	52,826
5.00%, 08/15/2027	25,000	26,413
5.00%, 08/15/2028	1,000,000	1,077,530
5.00%, 08/15/2028	65,000	70,039
5.00%, 08/15/2030	25,000	27,926
Central Texas Turnpike System, 5.00%, 08/15/2033	1,020,000	1,166,724

The accompanying notes are an integral part of these financial statements.

80

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
City of Austin TX, 5.00%, 09/01/2033	$30,000	$34,671
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	37,822
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	166,277
5.00%, 11/15/2029	40,000	43,917
City of Dallas TX
5.00%, 02/15/2026	45,000	45,968
5.00%, 02/15/2028	35,000	37,294
5.00%, 02/15/2031	200,000	223,173
5.00%, 02/15/2032	10,000	11,306
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,718
City of Houston TX, 5.00%, 03/01/2028	15,000	15,623
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	285,000	304,180
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	1,150,000	1,194,919
5.00%, 11/15/2027	20,000	21,190
0.00%, 12/01/2028	35,000	31,173
5.75%, 12/01/2032	215,000	257,987
City of San Antonio TX, 5.00%, 08/01/2027	650,000	686,020
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	483,403
5.00%, 02/01/2029	30,000	30,905
5.00%, 02/01/2030	10,000	10,994
5.00%, 02/01/2032	220,000	223,907
2.00%, 02/01/2049(a)	20,000	18,985
3.65%, 02/01/2053(a)	225,000	226,060
Clear Creek Independent School District
5.00%, 02/15/2031	55,000	61,660
3.60%, 02/15/2035(a)	65,000	65,166
Comal Independent School District, 5.00%, 02/15/2028	20,000	21,317
Conroe Independent School District
5.00%, 02/15/2027	90,000	94,054
5.00%, 02/15/2029	30,000	32,551
County of Bexar TX
5.00%, 06/15/2030	60,000	61,713
4.00%, 06/15/2031	20,000	20,068
County of Harris TX
5.00%, 08/15/2025	260,000	262,675
5.00%, 09/15/2026	35,000	36,276
5.00%, 10/01/2027	20,000	21,186
5.00%, 08/15/2030	415,000	427,690

The accompanying notes are an integral part of these financial statements.

81

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
5.00%, 09/15/2032	$75,000	$85,795
5.00%, 08/15/2033	20,000	20,548
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2027	220,000	232,219
County of Williamson TX, 5.00%, 02/15/2028	20,000	21,311
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,440
5.00%, 02/15/2027	85,000	88,845
5.00%, 02/15/2028	20,000	21,358
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,705
5.00%, 12/01/2027	110,000	116,736
5.00%, 12/01/2028	75,000	80,945
5.25%, 12/01/2030	30,000	33,739
Dallas College
5.00%, 02/15/2026	15,000	15,324
5.00%, 02/15/2030	35,000	38,623
5.00%, 02/15/2031	265,000	296,936
Dallas Fort Worth International Airport
5.00%, 11/01/2028	30,000	32,364
5.00%, 11/01/2028	20,000	21,576
5.00%, 11/01/2031	55,000	62,204
Dallas Independent School District
5.00%, 02/15/2027	90,000	94,176
5.00%, 02/15/2028	20,000	21,323
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,535
Dickinson Independent School District, 3.50%, 08/01/2037(a)	390,000	390,514
Fort Bend Independent School District
0.88%, 08/01/2050(a)	80,000	79,204
0.72%, 08/01/2051(a)	250,000	239,408
Garland Independent School District, 5.00%, 02/15/2034	20,000	22,922
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2029	30,000	32,385
Harris County Industrial Development Corp., 4.05%, 11/01/2050(a)	25,000	25,384
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,057,091
Houston Independent School District, 4.00%, 06/01/2039(a)	70,000	70,097
Irving Independent School District, 5.00%, 02/15/2033	20,000	22,746
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,724
Leander Independent School District, 5.00%, 02/15/2028	50,000	53,190
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,523
5.00%, 08/15/2030	415,000	462,005
5.00%, 08/15/2032	40,000	45,713

The accompanying notes are an integral part of these financial statements.

82

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority
5.00%, 05/15/2027	$70,000	$73,432
5.00%, 05/15/2028	210,000	224,547
5.00%, 05/15/2029	225,000	244,652
5.00%, 05/15/2030	10,000	11,048
5.00%, 05/15/2031	1,000,000	1,117,247
Matagorda County Navigation District No 1
2.60%, 11/01/2029	35,000	33,371
4.40%, 05/01/2030	95,000	100,281
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2026	430,000	446,411
Midland Independent School District
5.00%, 02/15/2027	25,000	26,126
5.00%, 02/15/2028	20,000	21,329
5.00%, 02/15/2030	50,000	55,176
North East Independent School District/TX, 3.75%, 08/01/2049(a)	20,000	20,247
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,486
North Texas Tollway Authority
5.00%, 01/01/2027	625,000	650,913
0.00%, 01/01/2032	20,000	15,786
5.00%, 01/01/2033	85,000	88,053
0.00%, 01/01/2034	20,000	14,583
Northside Independent School District
0.70%, 06/01/2050(a)	160,000	158,737
2.00%, 06/01/2052(a)	30,000	29,075
Northwest Independent School District, 5.00%, 02/15/2042	50,000	51,055
Permanent University Fund - University of Texas System, 5.00%, 07/01/2034	15,000	16,938
Pflugerville Independent School District, 5.00%, 02/15/2033	15,000	16,875
Plano Independent School District
5.00%, 02/15/2027	55,000	57,392
5.00%, 02/15/2030	110,000	121,386
Prosper Independent School District, 3.00%, 02/15/2053(a)	105,000	104,989
Round Rock Independent School District, 4.00%, 08/01/2032	60,000	62,796
San Antonio Water System, 5.00%, 05/15/2027	55,000	57,745
Spring Independent School District, 5.00%, 08/15/2028	1,250,000	1,261,468
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 07/01/2053(a)	490,000	536,717
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	127,113

The accompanying notes are an integral part of these financial statements.

83

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
Texas A&M University
5.00%, 05/15/2027	$70,000	$73,509
5.00%, 05/15/2028	20,000	20,974
5.00%, 05/15/2032	525,000	598,935
5.00%, 05/15/2034	25,000	29,151
Texas State University System, 5.00%, 03/15/2029	80,000	83,455
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,894
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,503
5.00%, 04/01/2031	20,000	22,499
Texas Water Development Board
5.00%, 08/01/2026	30,000	30,998
5.00%, 10/15/2026	25,000	25,953
5.00%, 08/01/2027	10,000	10,549
5.00%, 08/01/2028	40,000	43,015
5.00%, 08/01/2029	100,000	109,476
5.00%, 10/15/2030	55,000	61,416
5.00%, 10/15/2031	20,000	22,632
4.00%, 10/15/2032	95,000	96,926
5.00%, 10/15/2032	10,000	11,443
3.00%, 10/15/2033	140,000	138,166
4.00%, 10/15/2033	65,000	66,192
3.00%, 10/15/2034	30,000	29,211
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	67,116
5.00%, 08/01/2029	325,000	354,383
3.00%, 08/01/2031	40,000	39,969
		20,539,091
Utah — 0.9%
County of Utah UT, 5.00%, 05/15/2060(a)	135,000	137,641
Intermountain Power Agency
5.00%, 07/01/2026	320,000	326,512
5.00%, 07/01/2027	35,000	36,561
5.00%, 07/01/2031	320,000	354,025
Nebo School District
5.00%, 07/01/2026	50,000	51,557
5.00%, 07/01/2027	15,000	15,797
5.00%, 07/01/2028	50,000	53,686
State of Utah, 5.00%, 07/01/2027	25,000	26,386

The accompanying notes are an integral part of these financial statements.

84

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Utah — continued
University of Utah
5.00%, 08/01/2027	$20,000	$21,118
5.00%, 08/01/2029	20,000	21,913
5.00%, 08/01/2030	40,000	44,546
Utah Transit Authority
5.00%, 06/15/2028	175,000	176,111
5.00%, 06/15/2029	20,000	20,127
5.00%, 06/15/2031	95,000	95,603
		1,381,583
Virginia — 1.4%
County of Fairfax VA
5.00%, 10/01/2026	100,000	103,752
5.00%, 10/01/2028	25,000	27,046
5.00%, 10/01/2032	20,000	22,904
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,804
5.00%, 05/15/2032	70,000	79,322
Virginia College Building Authority
5.00%, 02/01/2026	20,000	20,430
5.00%, 02/01/2027	70,000	73,170
5.00%, 02/01/2027	70,000	73,169
5.00%, 02/01/2027	20,000	20,906
5.00%, 02/01/2028	15,000	15,988
4.00%, 02/01/2029	315,000	321,737
5.00%, 02/01/2031	285,000	319,992
5.00%, 02/01/2031	90,000	93,773
3.00%, 02/01/2032	30,000	29,583
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,524
5.00%, 05/15/2027	125,000	131,485
5.00%, 05/15/2029	285,000	311,430
Virginia Housing Development Authority, 3.63%, 07/01/2055(a)	20,000	20,005
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	111,472
5.00%, 08/01/2031	35,000	39,605
Virginia Public School Authority
5.00%, 04/15/2027	55,000	57,692
5.00%, 08/01/2028	280,000	282,447
		2,207,236

The accompanying notes are an integral part of these financial statements.

85

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Washington — 5.8%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	$25,000	$26,538
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2030	245,000	273,354
5.00%, 11/01/2030	25,000	25,397
5.00%, 11/01/2032	45,000	45,714
5.00%, 11/01/2035	95,000	96,508
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	174,078
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	314,348
5.00%, 01/01/2032	35,000	39,741
4.00%, 07/01/2032	20,000	20,239
Energy Northwest
5.00%, 07/01/2026	20,000	20,647
5.00%, 07/01/2027	50,000	52,691
5.00%, 07/01/2028	70,000	75,253
5.00%, 07/01/2030	365,000	391,419
5.00%, 07/01/2031	90,000	96,199
5.00%, 07/01/2032	20,000	21,340
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,731
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,573,401
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	55,935
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,550
3.00%, 12/01/2030	30,000	29,680
5.00%, 12/01/2032	90,000	94,907
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,667
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	216,972
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,839,693
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,354
5.00%, 12/01/2031	20,000	22,657
5.00%, 12/01/2033	25,000	28,930
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	183,980
State of Washington
5.00%, 02/01/2026	20,000	20,432
5.00%, 02/01/2027	60,000	62,728
5.00%, 02/01/2027	30,000	31,364
5.00%, 08/01/2027	45,000	47,504
5.00%, 02/01/2028	25,000	26,662
5.00%, 07/01/2028	20,000	21,501

The accompanying notes are an integral part of these financial statements.

86

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 08/01/2028	$265,000	$285,337
5.00%, 08/01/2028	45,000	48,453
5.00%, 08/01/2028	40,000	43,070
5.00%, 02/01/2029	40,000	43,465
5.00%, 02/01/2029	15,000	16,299
5.00%, 02/01/2029	20,000	21,732
5.00%, 02/01/2029	30,000	32,599
5.00%, 06/01/2029	60,000	65,592
5.00%, 07/01/2029	220,000	223,821
5.00%, 08/01/2029	50,000	54,825
5.00%, 08/01/2029	30,000	32,895
5.00%, 08/01/2029	25,000	27,413
5.00%, 02/01/2030	80,000	88,495
5.00%, 02/01/2030	80,000	88,495
5.00%, 08/01/2030	55,000	61,339
5.00%, 08/01/2030	15,000	16,729
5.00%, 02/01/2031	20,000	22,421
5.00%, 02/01/2031	60,000	67,262
5.00%, 02/01/2031	80,000	89,683
5.00%, 02/01/2031	25,000	28,026
5.00%, 08/01/2031	20,000	22,581
5.00%, 08/01/2031	330,000	360,201
5.00%, 08/01/2033	70,000	80,992
University of Washington, 5.00%, 04/01/2033	1,000,000	1,149,309
Washington Health Care Facilities Authority
4.00%, 10/01/2034	45,000	45,001
5.00%, 01/01/2047	120,000	124,670
5.00%, 08/01/2049(a)	120,000	121,928
		9,293,747
West Virginia — 0.3%
West Virginia Economic Development Authority, 3.38%, 03/01/2040(a)	545,000	543,437
Wisconsin — 1.2%
State of Wisconsin
5.00%, 11/01/2026	115,000	119,484
5.00%, 11/01/2026	105,000	109,094
5.00%, 05/01/2027	25,000	26,275
5.00%, 05/01/2028	20,000	21,458
5.00%, 05/01/2028	70,000	75,104
5.00%, 05/01/2028	100,000	107,292
5.00%, 05/01/2028	85,000	91,198

The accompanying notes are an integral part of these financial statements.

87

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Par	Value
Municipal Bonds — continued
Wisconsin — continued
5.00%, 05/01/2029	$35,000	$36,755
5.00%, 05/01/2029	30,000	32,796
5.00%, 05/01/2029	30,000	32,796
5.00%, 05/01/2030	150,000	166,846
5.00%, 05/01/2030	205,000	228,023
5.00%, 05/01/2030	30,000	33,369
5.00%, 11/01/2030	185,000	193,911
5.00%, 05/01/2031	20,000	22,599
5.00%, 05/01/2031	40,000	45,197
5.00%, 05/01/2031	105,000	118,642
5.00%, 05/01/2032	25,000	28,630
5.00%, 05/01/2032	75,000	85,889
5.00%, 05/01/2033	80,000	92,609
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	63,210
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	33,476
5.00%, 07/01/2031	25,000	28,333
5.00%, 07/01/2032	25,000	28,726
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054(a)	45,000	45,039
		1,866,751
TOTAL MUNICIPAL BONDS (Cost $153,908,244)		154,092,842
	Shares
EXCHANGE TRADED FUNDS — 2.7%
iShares National Muni Bond ETF(d)	40,230	4,331,966
TOTAL EXCHANGE TRADED FUNDS (Cost $4,286,273)		4,331,966
	Units
SHORT-TERM INVESTMENTS — 4.2%
Investments Purchased with Proceeds from Securities Lending - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(e)	3,843,226	3,843,226
	Shares
Money Market Funds — 1.8%
First American Government Obligations Fund - Class X, 4.41%(e)	2,981,138	2,981,138
TOTAL SHORT-TERM INVESTMENTS (Cost $6,824,364)		6,824,364
TOTAL INVESTMENTS — 102.6% (Cost $165,018,881)		$165,249,172
Liabilities in Excess of Other Assets — (2.6)%		(4,153,409)
TOTAL NET ASSETS — 100.0%		$161,095,763

The accompanying notes are an integral part of these financial statements.

88

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)
Percentages are stated as a percent of net assets.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(b)	Represents less than 0.05% of net assets.
(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025, the total value of securities subject to the AMT was $57,553 or 0.0% of net assets.
(d)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $3,770,738 which represented 2.3% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

89

ActivePassive International Equity ETF
Schedule of investments
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — 98.1%
Automobiles & Components — 2.7%
BYD Co. Ltd. - ADR	17,175	$1,645,623
Cie Generale des Etablissements Michelin SCA - ADR	145,635	2,561,720
Geely Automobile Holdings Ltd. - ADR	36,341	1,648,246
Hesai Group - ADR(a)	1,946	34,853
Honda Motor Co. Ltd. - ADR(b)	115,003	3,195,933
Li Auto, Inc. - ADR(a)(b)	22,520	692,039
Mercedes-Benz Group AG - ADR	163,928	2,531,048
Sumitomo Electric Industries Ltd. - ADR	3,664	63,460
Suzuki Motor Corp. - ADR	24,733	1,205,734
Toyota Motor Corp. - ADR(b)	48,062	8,722,292
XPeng, Inc. - ADR(a)(b)	25,736	553,067
		22,854,015
Banks — 12.0%
Agricultural Bank of China Ltd. - ADR	40,803	604,700
Banco Bilbao Vizcaya Argentaria SA - ADR	270,867	3,583,570
Banco Bradesco SA - ADR(b)	44,454	86,685
Banco do Brasil SA - ADR	118,585	562,686
Banco Macro SA - ADR	4,877	408,644
Banco Santander SA - ADR	781,892	4,988,471
Bancolombia SA - ADR	31,085	1,296,866
Bank of China Ltd. - ADR(b)	151,316	2,142,635
Barclays PLC - ADR(b)	415,045	6,574,313
BNP Paribas SA - ADR	91,359	3,437,839
BOC Hong Kong Holdings Ltd. - ADR	2,048	143,880
CaixaBank SA - ADR(b)	104,765	240,960
China Construction Bank Corp. - ADR	404,282	6,844,494
China Merchants Bank Co. Ltd. - ADR	19,738	578,521
Commonwealth Bank of Australia - ADR(b)	78,212	7,664,776
DBS Group Holdings Ltd. - ADR	20,215	2,760,763
Erste Group Bank AG - ADR	17,435	586,078
Grupo Financiero Banorte SAB de CV - ADR	3,637	129,223
Grupo Financiero Galicia SA - ADR	7,272	416,104
HDFC Bank Ltd. - ADR	86,118	5,306,591
HSBC Holdings PLC - ADR(b)	178,433	10,689,921
ICICI Bank Ltd. - ADR(b)	102,198	2,849,280
Industrial & Commercial Bank of China Ltd. - ADR	151,536	2,141,204
ING Groep NV - ADR	249,480	4,423,280
Intesa Sanpaolo SpA - ADR	107,665	3,179,347
Itau Unibanco Holding SA - ADR	3,505	19,242
Kasikornbank PCL - ADR	9,493	174,956
KB Financial Group, Inc. - ADR	35,334	1,919,343

The accompanying notes are an integral part of these financial statements.

90

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Banks — continued
Lloyds Banking Group PLC - ADR(b)	1,080,406	$4,051,523
Mitsubishi UFJ Financial Group, Inc. - ADR(b)	429,403	5,466,300
Mizuho Financial Group, Inc. - ADR	541,656	3,054,940
National Australia Bank Ltd. - ADR	33,679	369,795
NatWest Group PLC - ADR(a)	252,097	3,083,146
Oversea-Chinese Banking Corp. Ltd. - ADR	4,877	122,900
Shinhan Financial Group Co. Ltd. - ADR(b)	61,757	1,973,136
Societe Generale SA - ADR	92,707	756,489
Standard Bank Group Ltd. - ADR	31,982	373,870
Standard Chartered PLC - ADR(b)	77,764	2,482,227
Sumitomo Mitsui Financial Group, Inc. - ADR(b)	259,977	3,980,248
UniCredit SpA - ADR	68,783	1,792,485
United Overseas Bank Ltd. - ADR	18,573	1,059,404
Woori Financial Group, Inc. - ADR	28,540	971,502
		103,292,337
Capital Goods — 9.4%
ABB Ltd. - ADR	76,063	4,079,259
Airbus SE - ADR	88,990	3,859,496
Alstom SA - ADR	1,714,427	3,651,729
Ashtead Group PLC - ADR	3,416	817,141
Assa Abloy AB - ADR	281,505	4,295,766
Astra International Tbk PT - ADR	80,249	436,956
Atlas Copco AB - ADR	89,782	1,527,192
Atlas Copco AB - ADR	15,337	227,601
BAE Systems PLC - ADR(b)	16,316	1,193,352
Cie de Saint-Gobain SA - ADR(b)	283,948	5,695,997
CK Hutchison Holdings Ltd. - ADR	283,244	1,410,555
Daikin Industries Ltd. - ADR	126,617	1,325,680
Daimler Truck Holding AG - ADR	57,227	1,248,121
Diploma PLC - ADR	8,063	1,835,703
Embraer SA - ADR(a)(b)	31,798	1,515,175
FANUC Corp. - ADR	232,395	3,346,488
Geberit AG - ADR	4,261	250,376
Hitachi Ltd. - ADR(b)	178,424	4,489,148
IMCD NV - ADR	16,815	1,230,522
ITOCHU Corp. - ADR	17,086	1,517,066
Komatsu Ltd. - ADR	47,681	1,428,046
Kone Oyj - ADR	25,339	711,773
Marubeni Corp. - ADR	1,001	156,952
Mitsubishi Electric Corp. - ADR	37,694	1,164,368
Mitsubishi Heavy Industries Ltd. - ADR	7,670	205,556

The accompanying notes are an integral part of these financial statements.

91

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Mitsui & Co. Ltd. - ADR	4,341	$1,623,230
NIDEC CORP - ADR	104,379	465,530
Rheinmetall AG - ADR	8,011	1,746,158
Rolls-Royce Holdings PLC - ADR(a)	693,944	6,634,105
Safran SA - ADR	4,180	276,674
Schneider Electric SE - ADR	114,314	5,515,650
Siemens AG - ADR	65,933	7,507,131
Siemens Energy AG - ADR(a)	21,002	1,194,594
SMC Corp. - ADR(b)	132,119	2,386,069
Sumitomo Corp. - ADR	13,503	303,703
Techtronic Industries Co. Ltd. - ADR	19,110	1,340,566
VAT Group AG - ADR(b)	28,941	1,070,817
Volvo AB - ADR(b)	99,767	3,066,638
WEG SA - ADR	49,680	412,841
		81,163,724
Commercial & Professional Services — 3.2%
Brambles Ltd. - ADR(b)	43,673	1,141,175
Computershare Ltd. - ADR	69,815	1,801,925
Experian PLC - ADR	82,123	3,887,703
Recruit Holdings Co. Ltd. - ADR	462,179	5,490,687
RELX PLC - ADR(b)	218,922	10,589,257
Rentokil Initial PLC - ADR(b)	78,417	1,976,893
SGS SA - ADR	80,510	821,202
Wolters Kluwer NV - ADR	13,845	2,118,285
		27,827,127
Consumer Discretionary Distribution & Retail — 4.5%
Alibaba Group Holding Ltd. - ADR(b)	114,470	15,168,420
ATRenew, Inc. - ADR(a)	84,403	238,860
Baozun, Inc. - ADR(a)	53,228	169,265
Cango, Inc./KY - ADR(a)	57,707	186,971
Fast Retailing Co. Ltd. - ADR	75,585	2,314,413
Industria de Diseno Textil SA - ADR	242,580	6,527,828
JD.com, Inc. - ADR(b)	117,878	4,939,088
Kingfisher PLC - ADR(b)	120,548	743,781
MINISO Group Holding Ltd. - ADR	21,633	450,183
Naspers Ltd. - ADR	1,154	55,046
Nitori Holdings Co. Ltd. - ADR	86	876
PDD Holdings, Inc. - ADR(a)(b)	33,489	3,807,364
Prosus NV - ADR	286,877	2,492,961

The accompanying notes are an integral part of these financial statements.

92

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Consumer Discretionary Distribution & Retail — continued
Vipshop Holdings Ltd. - ADR	68,780	$1,081,222
Wesfarmers Ltd. - ADR(b)	26,181	611,326
		38,787,604
Consumer Durables & Apparel — 4.0%
adidas AG - ADR	12,563	1,602,913
ANTA Sports Products Ltd. - ADR	2,110	594,450
Berkeley Group Holdings PLC - ADR(b)	72,396	670,387
BRP, Inc.	26	1,031
Cie Financiere Richemont SA - ADR	195,051	3,969,288
Haier Smart Home Co. Ltd. - ADR	92,328	1,191,031
Hermes International SCA - ADR	15,658	4,434,189
Kering SA - ADR(b)	139,682	3,906,906
Li Ning Co. Ltd. - ADR	4,137	225,632
LVMH Moet Hennessy Louis Vuitton SE - ADR(b)	65,573	9,421,529
Sekisui House Ltd. - ADR	36,471	825,703
Shimano, Inc. - ADR	68,059	922,880
Sony Group Corp. - ADR(b)	265,930	6,658,887
		34,424,826
Consumer Services — 2.6%
Atour Lifestyle Holdings Ltd. - ADR	652	20,023
Carnival Corp.(a)(b)	44,073	1,054,667
Carnival PLC - ADR(a)	32,763	708,336
Compass Group PLC - ADR	69,062	2,419,933
InterContinental Hotels Group PLC - ADR(b)	35,772	4,537,320
Meituan - ADR(a)(b)	168,651	7,056,358
Oriental Land Co. Ltd./Japan - ADR	19,332	397,659
Pearson PLC - ADR(b)	173,458	2,993,885
Sodexo SA - ADR	49,782	771,621
Trip.com Group Ltd. - ADR(a)(b)	38,827	2,200,714
		22,160,516
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA - ADR	96,225	249,223
Clicks Group Ltd. - ADR	48,194	1,784,142
DingDong Cayman Ltd. - ADR(a)	13,075	45,632
Koninklijke Ahold Delhaize NV - ADR(a)(b)	40,739	1,434,827
Seven & i Holdings Co. Ltd. - ADR(b)	6,222	88,912
Tesco PLC - ADR	146,522	2,123,104
		5,725,840
Energy — 3.5%
BP PLC - ADR	161,126	5,336,493
Eni SpA - ADR	81,771	2,368,906

The accompanying notes are an integral part of these financial statements.

93

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Energy — continued
Equinor ASA - ADR(b)	68,843	$1,610,238
Inpex Corp. - ADR(b)	66,531	842,948
Petroleo Brasileiro SA - ADR(b)	169,466	2,262,371
Petroleo Brasileiro SA - ADR	176,525	2,155,370
Shell PLC - ADR	130,143	8,779,447
Tenaris SA - ADR(b)	27,636	1,046,022
TotalEnergies SE - ADR(b)	84,442	5,085,942
Vista Energy SAB de CV - ADR(a)	2,782	141,270
Woodside Energy Group Ltd. - ADR(b)	48,007	736,907
YPF SA - ADR(a)	5,661	198,418
		30,564,332
Financial Services — 3.4%
3i Group PLC - ADR	96,514	2,424,432
Adyen NV - ADR(a)(b)	110,437	1,990,075
AMTD IDEA Group - ADR(a)	133,354	137,355
Deutsche Bank AG(b)	106,429	2,287,159
FinVolution Group - ADR	310,062	2,554,911
Futu Holdings Ltd. - ADR	3,023	330,081
Hong Kong Exchanges & Clearing Ltd. - ADR	74,628	3,367,215
Jiayin Group, Inc. - ADR	11,583	113,050
Julius Baer Group Ltd. - ADR	57,382	766,050
LexinFintech Holdings Ltd. - ADR	82,729	710,642
London Stock Exchange Group PLC - ADR(b)	93,863	3,555,530
Lufax Holding Ltd. - ADR	168,391	488,334
Noah Holdings Ltd. - ADR	6,692	75,753
Nomura Holdings, Inc. - ADR	222,308	1,431,664
ORIX Corp. - ADR	152,860	3,124,458
Qifu Technology, Inc. - ADR	38,794	1,554,864
UBS Group AG	125,806	4,313,888
Up Fintech Holding Ltd. - ADR(a)	2,334	16,898
X Financial - ADR	35,094	355,853
Yiren Digital Ltd. - ADR	6,533	44,751
		29,642,963
Food, Beverage & Tobacco — 4.3%
Anheuser-Busch InBev SA/NV - ADR(b)	96,845	5,795,205
Associated British Foods PLC - ADR(b)	11,019	264,125
BRF SA - ADR	199,490	612,434
British American Tobacco PLC - ADR	160,200	6,236,586
Cia Cervecerias Unidas SA - ADR	46,374	646,917
Coca-Cola Femsa SAB de CV - ADR	402	35,834
Danone SA - ADR	41,875	597,138

The accompanying notes are an integral part of these financial statements.

94

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Food, Beverage & Tobacco — continued
Diageo PLC - ADR(b)	51,395	$5,592,804
Embotelladora Andina SA - ADR	28,222	569,802
Embotelladora Andina SA - ADR	22,620	343,598
Heineken NV - ADR	34,943	1,475,293
Imperial Brands PLC - ADR	53,291	1,872,646
JBS S/A - ADR	64,399	756,688
Nestle SA - ADR	105,705	10,200,533
Pernod Ricard SA - ADR(b)	41,564	896,536
WH Group Ltd. - ADR	80,734	1,291,744
		37,187,883
Health Care Equipment & Services — 1.9%
Brainsway Ltd. - ADR(a)	20,781	198,459
Coloplast AS - ADR	119,137	1,262,852
EssilorLuxottica SA - ADR	30,931	4,585,211
Fresenius Medical Care AG - ADR(b)	56,153	1,359,464
Hoya Corp. - ADR	17,991	2,113,763
Koninklijke Philips NV(a)	109,196	2,842,372
M3, Inc. - ADR	212,701	1,250,682
Smith & Nephew PLC - ADR(b)	38,388	1,111,716
Sonova Holding AG - ADR	10,956	704,252
Terumo Corp. - ADR	45,400	806,304
		16,235,075
Household & Personal Products — 2.7%
Haleon PLC - ADR(b)	292,578	2,978,444
Henkel AG & Co. KGaA - ADR	105,877	2,024,368
Henkel AG & Co. KGaA - ADR	9,244	198,099
Kao Corp. - ADR	60,364	519,130
L'Oreal SA - ADR	57,222	4,180,639
Reckitt Benckiser Group PLC - ADR	247,482	3,293,986
Unilever PLC - ADR(b)	170,646	9,658,564
		22,853,230
Insurance — 3.9%
AIA Group Ltd. - ADR	125,864	3,866,542
Allianz SE - ADR	189,280	6,473,376
Aon PLC - Class A	7,190	2,941,573
Aviva PLC - ADR	14,613	203,413
AXA SA - ADR	28,696	1,110,535
Gjensidige Forsikring ASA - ADR	77,712	1,567,451
Legal & General Group PLC - ADR	56,964	889,778
MS&AD Insurance Group Holdings, Inc. - ADR	51,112	1,068,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	163,145	1,846,801

The accompanying notes are an integral part of these financial statements.

95

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Insurance — continued
Ping An Insurance Group Co. of China Ltd. - ADR	150,934	$1,793,096
Prudential PLC - ADR	167,808	3,085,989
Sanlam Ltd. - ADR	36,482	342,201
Sompo Holdings, Inc. - ADR(b)	122,094	1,825,305
Swiss Re AG - ADR	44,552	1,786,535
Tokio Marine Holdings, Inc. - ADR	75,360	2,674,527
Zurich Insurance Group AG - ADR	63,900	2,103,588
		33,579,462
Materials — 5.1%
Air Liquide SA - ADR	131,647	4,828,812
Akzo Nobel NV - ADR	110,333	2,266,240
Anglo American PLC - ADR	71,962	1,055,683
Anhui Conch Cement Co. Ltd. - ADR	31,840	432,865
ArcelorMittal SA(b)	107,771	2,989,568
Barrick Gold Corp.	27,808	493,592
BASF SE - ADR	109,340	1,384,244
BHP Group Ltd. - ADR(b)	113,631	5,508,831
Cemex SAB de CV - ADR	92,291	572,204
DRDGOLD Ltd. - ADR	44,053	485,023
Fortescue Ltd. - ADR	45,802	966,422
Gerdau SA - ADR	352,736	998,243
Givaudan SA - ADR	23,791	2,139,525
Glencore PLC - ADR	161,945	1,284,224
Gold Fields Ltd. - ADR	8,392	150,804
Harmony Gold Mining Co. Ltd. - ADR(b)	51,216	509,599
Heidelberg Materials AG - ADR(a)	56,222	1,675,416
Holcim AG(a)	139,905	3,052,937
James Hardie Industries PLC - ADR(a)(b)	22,608	714,413
Nippon Steel Corp. - ADR(b)	97,643	743,063
Novonesis (Novozymes) B - ADR	15,381	927,013
POSCO Holdings, Inc. - ADR	462	21,363
Rio Tinto PLC - ADR	76,566	4,636,837
Sasol Ltd. - ADR(b)	33,359	145,779
Shin-Etsu Chemical Co. Ltd. - ADR	153,706	2,316,349
Sika AG - ADR	52,198	1,325,307
Vale SA - ADR	236,784	2,232,873
		43,857,229
Media & Entertainment — 4.4%
Auto Trader Group PLC - ADR	745,518	1,774,333
Baidu, Inc. - ADR(a)	1,424	123,105
Bilibili, Inc. - ADR(a)(b)	12,575	255,776

The accompanying notes are an integral part of these financial statements.

96

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Media & Entertainment — continued
Criteo SA - ADR(a)(b)	17,800	$690,818
DouYu International Holdings Ltd. - ADR	12,393	88,610
Hello Group, Inc. - ADR	79,790	588,052
HUYA, Inc. - ADR	56,896	216,774
iQIYI, Inc. - ADR(a)	6	13
JOYY, Inc. - ADR(a)	34,336	1,606,581
NetEase, Inc. - ADR	2,522	251,494
Nintendo Co. Ltd. - ADR	232,191	4,314,109
Publicis Groupe SA - ADR	17,761	441,183
Sea Ltd. - ADR(a)(b)	12,943	1,647,256
Sohu.com Ltd. - ADR(a)	1,644	21,257
Tencent Holdings Ltd. - ADR(b)	347,187	21,390,191
Trivago NV - ADR(a)	114,909	489,512
Universal Music Group NV - ADR	144,413	1,992,899
Weibo Corp. - ADR	69,800	698,698
WPP PLC - ADR(b)	24,343	987,352
Yalla Group Ltd. - ADR(a)	19,228	75,758
		37,653,771
Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
Argenx SE - ADR(a)	1,791	1,118,784
Ascendis Pharma AS - ADR(a)	1,194	186,957
AstraZeneca PLC - ADR	160,609	12,240,012
AstraZeneca PLC(a)(d)	14,065	2,813
BeiGene Ltd. - ADR(a)(b)	2,057	559,093
Belite Bio, Inc. - ADR(a)	5,292	302,702
BioNTech SE - ADR(a)(b)	4,612	520,787
Chugai Pharmaceutical Co. Ltd. - ADR	43,388	1,085,568
CSL Ltd. - ADR	43,309	3,523,620
Daiichi Sankyo Co. Ltd. - ADR	67,453	1,548,046
Dr Reddy's Laboratories Ltd. - ADR(b)	232,725	2,974,226
Galapagos NV - ADR(a)(b)	38,594	1,006,532
Genfit SA - ADR(a)(b)	24,911	86,939
Genmab AS - ADR(a)(b)	50,336	1,141,621
Grifols SA - ADR(a)(b)	30,239	255,217
GSK PLC - ADR(b)	126,126	4,741,076
Immutep Ltd. - ADR(a)(b)	11,270	21,751
Lonza Group AG - ADR	29,313	1,851,116
Merck KGaA - ADR	12,930	364,755
Mesoblast Ltd. - ADR(a)	8,481	145,449
Novartis AG - ADR(b)	81,809	8,921,271
Novo Nordisk AS - ADR	103,573	9,388,893

The accompanying notes are an integral part of these financial statements.

97

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Otsuka Holdings Co. Ltd. - ADR	10,432	$254,749
Roche Holding AG - ADR(b)	307,051	12,816,309
Sandoz Group AG - ADR	13,312	583,066
Sanofi SA - ADR	129,407	7,048,799
Sartorius AG - ADR	19,463	973,734
Takeda Pharmaceutical Co. Ltd. - ADR(b)	344,939	4,970,571
Teva Pharmaceutical Industries Ltd. - ADR(a)	58,377	960,885
Wuxi Biologics Cayman, Inc. - ADR(a)	25,180	144,848
		79,740,189
Real Estate Management & Development — 0.5%
Daiwa House Industry Co. Ltd. - ADR	43,036	1,417,606
IRSA Inversiones y Representaciones SA - ADR	11,561	153,414
KE Holdings, Inc. - ADR	1,042	23,205
Longfor Group Holdings Ltd. - ADR	3,071	42,626
Mitsui Fudosan Co. Ltd. - ADR	10,872	282,672
Sun Hung Kai Properties Ltd. - ADR	157,436	1,472,027
Vonovia SE - ADR	68,624	1,061,956
		4,453,506
Semiconductors & Semiconductor Equipment — 8.5%
Advantest Corp. - ADR	24,052	1,341,621
ARM Holdings PLC - ADR(a)(b)	4,075	536,637
ASE Technology Holding Co. Ltd. - ADR	190,495	1,929,714
ASM International NV	806	427,873
ASML Holding NV	15,964	11,319,753
ChipMOS Technologies, Inc. - ADR	14	260
Disco Corp. - ADR	35,187	888,824
Himax Technologies, Inc. - ADR(b)	48,745	491,350
Infineon Technologies AG - ADR(b)	76,755	2,806,163
JinkoSolar Holding Co. Ltd. - ADR(b)	19,195	432,463
Renesas Electronics Corp. - ADR(a)	393,960	3,277,747
Silicon Motion Technology Corp. - ADR	422	23,674
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	254,029	45,859,856
Tokyo Electron Ltd. - ADR	33,806	2,512,800
United Microelectronics Corp. - ADR(b)	208,716	1,346,218
		73,194,953
Software & Services — 3.5%
Accenture PLC - Class A	6,836	2,382,346
Agora, Inc. - ADR(a)	33,592	190,131
Capgemini SE - ADR	17,674	544,713
Check Point Software Technologies Ltd.(a)	11,846	2,609,200
Endava PLC - ADR(a)	8,586	205,377

The accompanying notes are an integral part of these financial statements.

98

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Software & Services — continued
Fujitsu Ltd. - ADR	124,731	$2,388,598
GDS Holdings Ltd. - ADR(a)(b)	2,370	90,178
Infosys Ltd. - ADR(b)	82,017	1,648,542
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	12,966	211,735
Materialise NV - ADR(a)	61,692	324,500
Nice Ltd. - ADR(a)(b)	6,351	883,932
Opera Ltd. - ADR(b)	12,306	229,630
SAP SE - ADR(b)	58,282	16,027,550
The9 Ltd. - ADR(a)	5,738	64,724
TOTVS SA - ADR(b)	104,373	1,195,071
Vnet Group, Inc. - ADR(a)	13,090	153,546
Wipro Ltd. - ADR(b)	380,458	1,244,098
Xunlei Ltd. - ADR(a)	28,227	108,956
		30,502,827
Technology Hardware & Equipment — 1.6%
Canon, Inc. - ADR	13,392	453,721
FUJIFILM Holdings Corp. - ADR	43,140	436,577
Halma PLC - ADR	30,455	2,170,223
Hexagon AB - ADR	143,720	1,628,348
Lenovo Group Ltd. - ADR	27,277	814,764
Logitech International SA(b)	16,251	1,607,874
Murata Manufacturing Co. Ltd. - ADR(b)	141,186	1,204,316
Nokia Oyj - ADR(b)	398,681	1,913,669
TDK Corp. - ADR	89,356	955,216
Telefonaktiebolaget LM Ericsson - ADR(b)	264,331	2,178,087
		13,362,795
Telecommunication Services — 2.9%
Deutsche Telekom AG - ADR(b)	219,237	7,931,995
KDDI Corp. - ADR	7,190	117,125
KT Corp. - ADR	167,653	2,876,925
Nippon Telegraph & Telephone Corp. - ADR	134,101	3,245,244
SK Telecom Co. Ltd. - ADR	101,019	2,211,306
SoftBank Group Corp. - ADR(b)	80,198	2,219,079
Telefonica SA - ADR(b)	699,180	3,076,392
Turkcell Iletisim Hizmetleri AS - ADR	4,041	27,398
VEON Ltd. - ADR(a)	8,125	363,675
Vodafone Group PLC - ADR	303,284	2,671,932
		24,741,071
Transportation — 1.4%
Aena SME SA - ADR(b)	47,701	1,056,816
AP Moller - Maersk AS - ADR	72,070	627,730

The accompanying notes are an integral part of these financial statements.

99

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Common Stocks — continued
Transportation — continued
Canadian Pacific Kansas City Ltd.	35,268	$2,748,083
Central Japan Railway Co. - ADR	36,191	356,481
Controladora Vuela Cia de Aviacion SAB de CV - ADR(a)	14,874	96,383
Deutsche Post AG - ADR(b)	34,171	1,335,403
DiDi Global, Inc. - ADR(a)	161,278	804,777
DSV AS - ADR	15,993	1,606,657
Full Truck Alliance Co. Ltd. - ADR	91,654	1,076,018
Grupo Aeroportuario del Pacifico SAB de CV - ADR	340	64,617
Kuehne + Nagel International AG - ADR	10,183	467,705
Latam Airlines Group SA - ADR(a)	628	19,751
Nippon Yusen KK - ADR	84,035	594,127
Ryanair Holdings PLC - ADR(b)	21,544	1,045,530
Singapore Airlines Ltd. - ADR	39,461	395,794
		12,295,872
Utilities — 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	1,219	19,638
Cia Energetica de Minas Gerais - ADR	907,802	1,688,512
Cia Energetica de Minas Gerais - ADR	44,350	116,640
CLP Holdings Ltd. - ADR	144,108	1,178,803
E.ON SE - ADR(b)	48,493	622,165
Enel Chile SA - ADR	81,068	263,471
Enel SpA - ADR	661,603	4,803,238
Engie SA - ADR	56,302	1,009,495
Iberdrola SA - ADR	70,465	4,074,991
National Grid PLC - ADR(b)	41,804	2,597,283
Pampa Energia SA - ADR(a)	7,722	593,127
SSE PLC - ADR(b)	67,972	1,320,696
		18,288,059
Total Common Stocks (Cost $774,246,256)		844,389,206
Exchange Traded Funds — 1.0%
Vanguard FTSE Developed Markets ETF	143,763	7,341,976
Vanguard FTSE Emerging Markets ETF(b)	23,638	1,057,328
Total Exchange Traded Funds (Cost $8,443,453)		8,399,304
	Units
Short-Term Investments — 28.3%
Investments Purchased with Proceeds from Securities Lending — 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(c)	237,483,540	237,483,540

The accompanying notes are an integral part of these financial statements.

100

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 4.29%(c)	6,163,919	$6,163,919
Total Short-Term Investments (Cost $243,647,459)		243,647,459
Total Investments — 127.4% (Cost $1,026,337,168)		$1,096,435,969
Liabilities in Excess of Other Assets — (27.4)%		(235,864,733)
TOTAL NET ASSETS — 100.0%		$860,571,236

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $231,192,053 which represented 26.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. This security represented $2,813 or 0.00% of nets assets as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

101

ActivePassive U.S. Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.5%
Automobiles & Components — 1.6%
General Motors Co.	69,842	$3,431,337
Tesla, Inc.(a)(b)	82,168	24,073,581
		27,504,918
Banks — 3.1%
Bank of America Corp.	168,090	7,748,949
Citigroup, Inc.	99,818	7,980,449
JPMorgan Chase & Co.	100,337	26,554,187
M&T Bank Corp.	2,981	571,518
PNC Financial Services Group, Inc.	6,196	1,189,136
Wells Fargo & Co.	131,197	10,275,349
		54,319,588
Capital Goods — 6.3%
3M Co.	18,186	2,821,012
AerCap Holdings NV	75,657	7,800,237
Armstrong World Industries, Inc.	42,735	6,566,660
Boeing Co.(a)	11,988	2,093,464
Carrier Global Corp.	29,210	1,892,808
Caterpillar, Inc.	17,636	6,065,902
Cummins, Inc.	8,812	3,244,402
Deere & Co.	6,481	3,116,000
Dover Corp.	12,081	2,401,340
Eaton Corp. PLC	17,325	5,081,769
Emerson Electric Co.	17,072	2,076,126
Ferguson Enterprises, Inc.(b)	8,001	1,420,178
GE Vernova, Inc.	5,197	1,741,930
General Dynamics Corp.	3,692	932,599
General Electric Co.	33,588	6,952,044
Honeywell International, Inc.	17,771	3,783,268
Howmet Aerospace, Inc.	14,462	1,975,509
Hubbell, Inc.	1,513	562,216
Johnson Controls International PLC	6,916	592,425
Lockheed Martin Corp.	4,757	2,142,410
Masco Corp.	52,504	3,947,251
PACCAR, Inc.	38,801	4,161,019
Parker-Hannifin Corp.	8,166	5,459,053
Quanta Services, Inc.(b)	5,606	1,455,486
Raytheon Technologies Corp.	48,376	6,433,524
Snap-on, Inc.	12,866	4,389,493
Textron, Inc.	15,661	1,170,347
Toro Co.	39,827	3,194,524
Trane Technologies PLC	13,058	4,618,615

The accompanying notes are an integral part of these financial statements.

102

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Capital Goods — continued
Trex Co., Inc.(a)	37,448	$2,310,167
United Rentals, Inc.	2,282	1,465,774
Vertiv Holdings Co. - Class A	6,500	618,605
Westinghouse Air Brake Technologies Corp.	15,689	2,908,113
WW Grainger, Inc.	3,361	3,432,287
		108,826,557
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	9,691	3,054,409
Broadridge Financial Solutions, Inc.	21,861	5,273,311
Casella Waste Systems, Inc. - Class A(a)	34,369	3,850,015
Cintas Corp.	21,056	4,369,120
Copart, Inc.(a)	30,320	1,661,536
Equifax, Inc.	2,640	647,328
Jacobs Solutions, Inc.	5,645	723,181
Leidos Holdings, Inc.	20,742	2,695,838
Republic Services, Inc.(b)	8,197	1,942,853
UniFirst Corp./MA	12,245	2,631,695
Veralto Corp.	4,920	490,819
Waste Management, Inc.	6,527	1,519,355
		28,859,460
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc.(a)	297,870	63,231,843
Carvana Co.(a)	4,446	1,036,362
eBay, Inc.(b)	46,074	2,982,831
Home Depot, Inc.	22,532	8,936,191
Lowe’s Cos., Inc.	24,087	5,988,992
Murphy USA, Inc.	12,525	5,877,231
Ross Stores, Inc.	7,153	1,003,709
TJX Cos., Inc.	57,764	7,206,637
		96,263,796
Consumer Durables & Apparel — 1.1%
Deckers Outdoor Corp.(a)	30,199	4,208,532
DR Horton, Inc.	15,521	1,968,218
Garmin Ltd.(b)	17,804	4,075,870
Lennar Corp. - Class A	12,617	1,509,372
Lennar Corp. - Class B(b)	18,174	2,102,732
NIKE, Inc. - Class B	22,021	1,749,128
PulteGroup, Inc.	35,823	3,699,799
		19,313,651

The accompanying notes are an integral part of these financial statements.

103

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Consumer Services — 1.4%
Airbnb, Inc. - Class A(a)(b)	4,584	$636,580
Carnival Corp.(a)	104,354	2,497,191
Chipotle Mexican Grill, Inc.(a)	35,725	1,928,078
Churchill Downs, Inc.	47,286	5,603,391
Darden Restaurants, Inc.	6,441	1,291,163
DoorDash, Inc. - Class A(a)	17,427	3,458,214
McDonald's Corp.	12,774	3,938,607
Royal Caribbean Cruises Ltd.	11,827	2,910,625
Vail Resorts, Inc.(b)	13,553	2,154,792
		24,418,641
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	15,151	15,887,490
Dollar General Corp.	6,583	488,327
Dollar Tree, Inc.(a)	6,395	465,940
Kroger Co.	45,450	2,946,069
Target Corp.	23,104	2,870,441
Walmart, Inc.	184,551	18,198,574
		40,856,841
Energy — 2.1%
Baker Hughes Co.	30,604	1,364,632
Cheniere Energy, Inc.	5,350	1,222,796
Chevron Corp.	45,669	7,244,017
ConocoPhillips	28,703	2,845,902
Coterra Energy, Inc.	6,527	176,164
Devon Energy Corp.	24,981	904,812
EOG Resources, Inc.	32,420	4,115,395
Exxon Mobil Corp.	143,121	15,933,661
Marathon Petroleum Corp.	5,137	771,474
Valero Energy Corp.	9,834	1,285,599
		35,864,452
Financial Services — 7.7%
American Express Co.	22,673	6,823,666
Apollo Global Management, Inc.	3,793	566,181
Bank of New York Mellon Corp.	82,297	7,320,318
Berkshire Hathaway, Inc. - Class B(a)	53,769	27,628,125
Blackrock, Inc.	5,107	4,993,522
Blackstone, Inc.	19,840	3,197,414
Block, Inc.(a)	16,192	1,057,338
Cannae Holdings, Inc.	71,519	1,433,241
Capital One Financial Corp.	14,121	2,831,967
Coinbase Global, Inc. - Class A(a)	6,766	1,458,885

The accompanying notes are an integral part of these financial statements.

104

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Financial Services — continued
Credit Acceptance Corp.(a)(b)	9,027	$4,444,805
Fidelity National Information Services, Inc.	7,033	500,187
Fiserv, Inc.(a)	31,073	7,323,595
Goldman Sachs Group, Inc.	11,512	7,163,802
Interactive Brokers Group, Inc. - Class A	4,650	950,460
Intercontinental Exchange, Inc.	15,564	2,696,152
Jack Henry & Associates, Inc.	23,147	4,018,088
KKR & Co., Inc.	18,690	2,534,177
Mastercard, Inc. - Class A	18,074	10,416,227
Morgan Stanley	30,972	4,122,683
Nasdaq, Inc.	6,535	540,967
Northern Trust Corp.	22,096	2,435,421
PayPal Holdings, Inc.(a)	52,138	3,704,405
Raymond James Financial, Inc.	3,774	583,725
Robinhood Markets, Inc. - Class A(a)	20,910	1,047,591
S&P Global, Inc.	6,412	3,422,341
State Street Corp.	34,247	3,398,330
Synchrony Financial	38,586	2,341,398
Tradeweb Markets, Inc. - Class A	7,549	1,021,908
Visa, Inc. - Class A	36,165	13,117,407
		133,094,326
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	148,204	8,277,193
Archer-Daniels-Midland Co.	5,746	271,211
Coca-Cola Co.	54,272	3,864,709
General Mills, Inc.	8,981	544,428
Hormel Foods Corp.	1,847	52,880
Kraft Heinz Co.	18,175	558,154
Lamb Weston Holdings, Inc.(b)	56,937	2,953,322
Lancaster Colony Corp.	25,772	4,926,447
Mondelez International, Inc. - Class A	36,922	2,371,500
PepsiCo, Inc.	33,019	5,067,426
Philip Morris International, Inc.	33,724	5,236,663
Post Holdings, Inc.(a)	41,588	4,720,654
Tyson Foods, Inc. - Class A	15,799	969,111
		39,813,698
Health Care Equipment & Services — 5.1%
Abbott Laboratories	70,550	9,736,606
Boston Scientific Corp.(a)	50,647	5,256,652
Cardinal Health, Inc.	24,880	3,221,462
Cencora, Inc.	29	7,353

The accompanying notes are an integral part of these financial statements.

105

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Health Care Equipment & Services — continued
Centene Corp.(a)	5,134	$298,593
Cigna Group	4,421	1,365,426
Edwards Lifesciences Corp.(a)	10,498	751,867
Elevance Health, Inc.	7,464	2,962,312
GE HealthCare Technologies, Inc.	35,700	3,118,395
HCA Healthcare, Inc.	21,142	6,475,795
Hologic, Inc.(a)	61,776	3,915,981
Intuitive Surgical, Inc.(a)	14,843	8,507,265
McKesson Corp.	5,371	3,438,836
Medtronic PLC	119,276	10,975,778
Quest Diagnostics, Inc.	13,499	2,333,977
ResMed, Inc.(b)	15,989	3,733,751
Stryker Corp.	13,916	5,374,220
UnitedHealth Group, Inc.	28,211	13,399,097
Veeva Systems, Inc. - Class A(a)	3,007	673,989
Zimmer Biomet Holdings, Inc.	20,469	2,135,326
		87,682,681
Household & Personal Products — 1.3%
Colgate-Palmolive Co.	47	4,285
Kenvue, Inc.	48,281	1,139,432
Kimberly-Clark Corp.	26,845	3,812,258
Procter & Gamble Co.(b)	86,415	15,022,384
Reynolds Consumer Products, Inc.	91,456	2,238,843
		22,217,202
Insurance — 2.3%
Aflac, Inc.	43,469	4,758,551
Allstate Corp.	10,580	2,107,007
American International Group, Inc.	13,034	1,081,040
Arch Capital Group Ltd.	11,290	1,048,954
Chubb Ltd.	7,278	2,077,723
Cincinnati Financial Corp.	16,926	2,501,832
Everest Group Ltd.	6	2,119
Fidelity National Financial, Inc.	11,302	729,318
Hanover Insurance Group, Inc.	26,616	4,538,827
Hartford Insurance Group, Inc.	17,465	2,065,760
Loews Corp.	12,266	1,063,094
Markel Group, Inc.(a)(b)	1,422	2,749,352
Progressive Corp.	19,348	5,456,136
Travelers Cos., Inc.	10,646	2,751,885

The accompanying notes are an integral part of these financial statements.

106

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Insurance — continued
W R Berkley Corp.	23	$1,451
White Mountains Insurance Group Ltd.	3,471	6,419,615
		39,352,664
Materials — 2.5%
Air Products and Chemicals, Inc.	5,080	1,606,042
Axalta Coating Systems Ltd.(a)	119,787	4,337,487
Ball Corp.	34,594	1,822,758
CF Industries Holdings, Inc.	9,732	788,487
Corteva, Inc.	17,468	1,100,135
DuPont de Nemours, Inc.	21,991	1,798,204
Ecolab, Inc.	16,504	4,439,741
Element Solutions, Inc.	118,870	3,103,696
Freeport-McMoRan, Inc.	64,483	2,380,068
International Paper Co.	27,707	1,561,289
Linde PLC	9,673	4,517,775
NewMarket Corp.	7,392	4,214,253
Newmont Corp.	28,917	1,238,804
Packaging Corp. of America	19,217	4,094,950
Sherwin-Williams Co.	12,758	4,621,841
Steel Dynamics, Inc.	10,044	1,356,643
		42,982,173
Media & Entertainment — 8.0%
Alphabet, Inc. - Class A	200,482	34,138,075
Alphabet, Inc. - Class C	160,362	27,617,544
Cable One, Inc.(b)	3,942	1,025,630
Comcast Corp. - Class A	136,592	4,900,921
Fox Corp. - Class A(b)	41,903	2,413,613
Fox Corp. - Class B	44,462	2,404,060
Meta Platforms, Inc. - Class A	69,138	46,198,012
Netflix, Inc.(a)	14,257	13,979,844
ROBLOX Corp. - Class A(a)	10,085	641,809
Trade Desk, Inc. - Class A(a)	7,761	545,753
Walt Disney Co.	33,333	3,793,295
		137,658,556
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
AbbVie, Inc.	45,580	9,527,587
Agilent Technologies, Inc.	25,218	3,225,887
Amgen, Inc.	11,000	3,388,660
Bristol-Myers Squibb Co.	54,090	3,224,846
Bruker Corp.	42,219	1,993,581
Danaher Corp.	14,805	3,075,887

The accompanying notes are an integral part of these financial statements.

107

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Eli Lilly & Co.	26,757	$24,633,297
Gilead Sciences, Inc.	52,941	6,051,686
Johnson & Johnson	92,744	15,304,615
Merck & Co., Inc.	89,576	8,263,386
Pfizer, Inc.	126,758	3,350,214
Regeneron Pharmaceuticals, Inc.	2,375	1,659,508
Thermo Fisher Scientific, Inc.	9,820	5,194,387
Vertex Pharmaceuticals, Inc.(a)	4,912	2,356,728
Waters Corp.(a)	14,601	5,509,541
		96,759,810
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A(a)	15,956	2,264,794
CoStar Group, Inc.(a)	6,267	477,859
		2,742,653
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(a)	46,896	4,683,035
Analog Devices, Inc.	23,008	5,293,221
Applied Materials, Inc.	36,724	5,804,963
Broadcom, Inc.	144,682	28,853,931
Entegris, Inc.	52,913	5,355,854
Intel Corp.	58,274	1,382,842
KLA Corp.	5,374	3,809,306
Lam Research Corp.	33,372	2,560,967
Marvell Technology, Inc.	19,199	1,762,852
Micron Technology, Inc.	27,743	2,597,577
NVIDIA Corp.	699,584	87,392,033
QUALCOMM, Inc.	59,214	9,306,664
Skyworks Solutions, Inc.	1,295	86,325
Texas Instruments, Inc.	25,354	4,969,130
		163,858,700
Software & Services — 10.1%
Accenture PLC - Class A	26,215	9,135,927
Adobe, Inc.(a)	15,725	6,896,356
AppLovin Corp. - Class A(a)	7,842	2,554,453
Atlassian Corp. - Class A(a)	3,449	980,413
CCC Intelligent Solutions Holdings, Inc.(a)(b)	299,879	3,055,767
Cloudflare, Inc. - Class A(a)	6,850	995,305
Cognizant Technology Solutions Corp. - Class A	16,527	1,377,195
Datadog, Inc. - Class A(a)	6,296	733,799
Fortinet, Inc.(a)	25,297	2,732,329
Gen Digital, Inc.	29,126	796,014

The accompanying notes are an integral part of these financial statements.

108

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Software & Services — continued
GoDaddy, Inc. - Class A(a)	11,078	$1,988,501
International Business Machines Corp.	34,731	8,767,494
Intuit, Inc.	7,562	4,641,858
Microsoft Corp.	223,323	88,656,998
MicroStrategy, Inc. - Class A(a)(b)	5,730	1,463,614
Oracle Corp.(b)	54,172	8,995,802
Palantir Technologies, Inc. - Class A(a)	64,527	5,479,633
Palo Alto Networks, Inc.(a)	15,047	2,865,400
Qualys, Inc.(a)	26,295	3,456,741
Roper Technologies, Inc.	719	420,255
Salesforce, Inc.	33,186	9,884,450
ServiceNow, Inc.(a)	7,851	7,299,546
Snowflake, Inc. - Class A(a)	6,145	1,088,279
		174,266,129
Technology Hardware & Equipment — 8.3%
Amphenol Corp. - Class A	135,718	9,038,819
Apple, Inc.	454,526	109,922,568
Arista Networks, Inc.(a)	40,354	3,754,940
Cisco Systems, Inc.	108,531	6,957,922
Dell Technologies, Inc. - Class C	16,194	1,664,095
NetApp, Inc.	30,237	3,017,955
TE Connectivity PLC	17,823	2,745,277
Trimble, Inc.(a)(b)	48,813	3,513,560
Zebra Technologies Corp. - Class A(a)	11,523	3,630,321
		144,245,457
Telecommunication Services — 1.2%
AT&T, Inc.	297,848	8,164,014
T-Mobile US, Inc.	23,854	6,433,185
Verizon Communications, Inc.	140,613	6,060,420
		20,657,619
Transportation — 0.8%
Delta Air Lines, Inc.	32,558	1,957,387
FedEx Corp.	10,737	2,822,757
Uber Technologies, Inc.(a)	45,154	3,432,156
Union Pacific Corp.	14,612	3,604,634
United Airlines Holdings, Inc.(a)(b)	15,190	1,424,974
United Parcel Service, Inc. - Class B	11,192	1,332,184
		14,574,092

The accompanying notes are an integral part of these financial statements.

109

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Utilities — 2.4%
Ameren Corp.	15,412	$1,565,243
American Electric Power Co., Inc.	38,666	4,100,529
Consolidated Edison, Inc.	611	62,029
Constellation Energy Corp.	8,544	2,140,656
Dominion Energy, Inc.	19,494	1,103,750
Duke Energy Corp.	68,649	8,065,571
Entergy Corp.	27,590	2,408,883
Evergy, Inc.	76,845	5,295,389
Exelon Corp.	8,125	359,125
NextEra Energy, Inc.	45,814	3,214,768
NiSource, Inc.	85,953	3,507,742
PG&E Corp.	57,768	943,929
PPL Corp.	79,019	2,782,259
Public Service Enterprise Group, Inc.	12,139	985,080
Southern Co.	48,664	4,369,541
Vistra Corp.	5,869	784,450
Xcel Energy, Inc.	26	1,875
		41,690,819
TOTAL COMMON STOCKS (Cost $1,397,949,908)		1,597,824,483
EXCHANGE TRADED FUNDS — 4.6%
Dimensional US Small Cap ETF(b)	1,245,572	79,430,127
Vanguard Large-Cap ETF	999	273,436
TOTAL EXCHANGE TRADED FUNDS (Cost $76,657,277)		79,703,563
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.(b)	10,548	1,078,638
American Tower Corp.	9,850	2,025,357
AvalonBay Communities, Inc.	15,331	3,467,566
Crown Castle, Inc.	13,274	1,249,083
Digital Realty Trust, Inc.	8	1,251
Equity Residential	70,356	5,218,305
Essex Property Trust, Inc.	4,544	1,415,774
Extra Space Storage, Inc.	7,879	1,202,020
First Industrial Realty Trust, Inc.	57,462	3,279,931
Healthpeak Properties, Inc.	14,004	286,522
Iron Mountain, Inc.	21,235	1,978,465
Mid-America Apartment Communities, Inc.	8,228	1,383,291
Prologis, Inc.	13,153	1,629,920
Simon Property Group, Inc.	40,161	7,473,560

The accompanying notes are an integral part of these financial statements.

110

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — continued
Equity Real Estate Investment Trusts (REITs) — continued
VICI Properties, Inc.	152,800	$4,964,472
Welltower, Inc.	16,198	2,486,555
WP Carey, Inc.	21,912	1,406,970
		40,547,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,891,451)		40,547,680

Units
SHORT-TERM INVESTMENTS — 2.8%
Investments Purchased with Proceeds from Securities Lending — 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(c)	39,103,145	39,103,145

	Shares
Money Market Funds — 0.5%
First American Government Obligations Fund - Class X, 4.41%(c)	9,117,023	9,117,023
TOTAL SHORT-TERM INVESTMENTS (Cost $48,220,168)		48,220,168
TOTAL INVESTMENTS — 102.2% (Cost $1,559,718,804)		$1,766,295,894
Liabilities in Excess of Other Assets — (2.2)%		(37,960,315)
TOTAL NET ASSETS — 100.0%		$1,728,335,579

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $38,904,609 which represented 2.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

111

ActivePassive ETFs
Statements of assets and liabilities
February 28, 2025 (Unaudited)

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Assets
Investments, at value(1)	$781,617,234	$165,249,172	$1,096,435,969	$1,766,295,894
Cash	—	—	—	—
Receivables:
Investments sold	372,583	—	107,449	—
Dividends and interest	5,587,049	1,670,156	1,679,531	1,542,493
Security lending income	2,118	6,608	162,354	5,182
Fund shares sold	—	—	1,515,700	1,778,230
Other assets	—	—	—	—
Total Assets	787,578,984	166,925,936	1,099,901,003	1,769,621,799
Liabilities
Payables:
Collateral on securities loaned	13,539,691	3,843,226	237,483,540	39,103,145
Investments purchased	1,983,535	1,945,437	30,117	—
Fund shares redeemed	—	—	—	—
Custodian	—	—	1,520,926	1,778,230
Adviser (Note 4)	202,161	41,510	295,184	404,845
Total Liabilities	15,725,387	5,830,173	239,329,767	41,286,220
Net Assets	$771,853,597	$161,095,763	$860,571,236	$1,728,335,579
Net Assets Consist of:
Paid-in capital	$763,460,037	$160,573,643	$782,570,978	$1,485,523,494
Total distributable earnings (deficit)	8,393,560	522,120	78,000,258	242,812,085
Net Assets	$771,853,597	$161,095,763	$860,571,236	$1,728,335,579
Total Fund Shares
Net assets	771,853,597	161,095,763	860,571,236	1,728,335,579
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	26,050,000	6,475,000	28,425,000	47,875,000
Net asset value and redemption price per share	$29.63	$24.88	$30.28	$36.10
(1) Cost of investments	$774,645,350	$165,018,881	$1,026,337,168	$1,559,718,804

The accompanying notes are an integral part of these financial statements.

112

ActivePassive ETFs
Statements of operations
For the Six Months Ended February 28, 2025 (Unaudited)

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Investment Income:
Interest	$13,263,587	$2,106,324	$129,865	$202,406
Dividends	4,692,195(1)	72,871	6,360,828 (2)	10,824,686 (3)
Securities lending income	6,207	24,960	624,206	26,073
Other income	955	—	—	—
	17,962,944	2,204,155	7,114,899	11,053,165
Expenses:
Investment management fees (Note 4)	1,296,015	258,993	1,816,717	2,502,219
Net Expenses	1,296,015	258,993	1,816,717	2,502,219
Net Investment Income	16,666,929	1,945,162	5,298,182	8,550,946
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	497,725	438	(9,261,087)	(11,503,933)
Redemptions in-kind	70,813	—	27,444,995	52,598,147
	568,538	438	18,183,908	41,094,214
Net change in unrealized appreciation on investments	(8,717,366)	(271,533)	6,881,746	28,367,146
	(8,717,366)	(271,533)	6,881,746	28,367,146
Net Gain (Loss) on Investments	(8,148,828)	(271,095)	25,065,654	69,461,360
Net Increase in Net Assets Resulting from Operations	$8,518,101	$1,674,067	$30,363,836	$78,012,306

(1)	Net of $1,548 in foreign withholding tax.
(2)	Net of $1,134,696 in foreign withholding tax and ADR issuance fees.
(3)	Net of $1,573 in foreign withholding tax and ADR issuance fees.
The accompanying notes are an integral part of these financial statements.

113

ActivePassive
Core Bond ETF
Statements of changes in net assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income	$16,666,929	$14,975,611
Net realized gain (loss) on investments	568,538	874,120
Net change in unrealized appreciation (depreciation)	(8,717,366)	18,153,989
Net increase (decrease) in net assets resulting from operations	8,518,101	34,003,720
Dividends and distributions to shareholders:
Net dividends and distributions	(18,989,049)	(12,746,578)
Net Decrease in Net Assets Resulting from Distributions Paid	(18,989,049)	(12,746,578)
Fund share transactions:
Shares sold	46,465,703	616,176,993
Shares redeemed	(2,168,588)	—
Transaction fees (Note 7)	44,271	616,177
Net Increase in Net Assets from Share Transactions	44,341,386	616,793,170
Net Increase in Net Assets	33,870,438	638,050,312
Net Assets:
Beginning of year/period	737,983,159	99,932,847
End of Year/Period	$771,853,597	$737,983,159
Change in shares outstanding:
Shares sold	1,575,000	21,125,000
Shares redeemed	(75,000)	—
Net increase	1,500,000	21,125,000

The accompanying notes are an integral part of these financial statements.

114

ActivePassive
Intermediate Municipal Bond ETF
Statements of changes in net assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income	$1,945,162	$1,957,248
Net realized gain (loss) on investments	438	92,953
Net change in unrealized appreciation (depreciation)	(271,533)	1,249,004
Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,067	3,299,205
Dividends and distributions to shareholders:
Net dividends and distributions	(1,897,859)	(1,696,343)
Net Decrease in Net Assets Resulting from Distributions Paid	(1,897,859)	(1,696,343)
Fund share transactions:
Shares sold	21,667,932	121,081,078
Shares redeemed	—	(13,651,770)
Transaction fees (Note 7)	21,668	107,422
Net Increase in Net Assets from Share Transactions	21,689,600	107,536,730
Net Increase in Net Assets	21,465,808	109,139,592
Net Assets:
Beginning of year/period	139,629,955	30,490,363
End of Year/Period	$161,095,763	$139,629,955
Change in shares outstanding:
Shares sold	875,000	4,900,000
Shares redeemed	—	(550,000)
Net increase	875,000	4,350,000

The accompanying notes are an integral part of these financial statements.

115

ActivePassive
International Equity ETF
Statements of changes in net assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income	$5,298,182	$10,800,832
Net realized gain (loss) on investments	18,183,908	(3,493,420)
Net change in unrealized appreciation	6,881,746	62,799,597
Net Increase in Net Assets Resulting from Operations	30,363,836	70,107,009
Dividends and distributions to shareholders:
Net dividends and distributions	(16,885,375)	(1,177,040)
Net Decrease in Net Assets Resulting from Distributions Paid	(16,885,375)	(1,177,040)
Fund share transactions:
Shares sold	162,894,220	719,887,875
Shares redeemed	(116,936,950)	(64,704,728)
Net Increase in Net Assets from Share Transactions	45,957,270	655,183,147
Net Increase in Net Assets	59,435,731	724,113,116
Net Assets:
Beginning of year/period	801,135,505	77,022,389
End of Year/Period	$860,571,236	$801,135,505
Change in shares outstanding:
Shares sold	5,550,000	25,975,000
Shares redeemed	(3,975,000)	(2,175,000)
Net increase	1,575,000	23,800,000

The accompanying notes are an integral part of these financial statements.

116

ActivePassive
U.S. Equity ETF
Statements of changes in net assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income	$8,550,946	$8,087,659
Net realized gain (loss) on investments	41,094,214	24,486,602
Net change in unrealized appreciation	28,367,146	162,690,651
Net Increase in Net Assets Resulting from Operations	78,012,306	195,264,912
Dividends and distributions to shareholders:
Net dividends and distributions	(13,202,075)	(1,586,453)
Net Decrease in Net Assets Resulting from Distributions Paid	(13,202,075)	(1,586,453)
Fund share transactions:
Shares sold	308,295,260	1,381,190,358
Shares redeemed	(232,435,976)	(167,483,187)
Net Increase in Net Assets from Share Transactions	75,859,284	1,213,707,171
Net Increase in Net Assets	140,669,515	1,407,385,630
Net Assets:
Beginning of year/period	1,587,666,064	180,280,434
End of Year/Period	$1,728,335,579	$1,587,666,064
Change in shares outstanding:
Shares sold	8,500,000	44,150,000
Shares redeemed	(6,375,000)	(4,975,000)
Net increase	2,125,000	39,175,000

The accompanying notes are an integral part of these financial statements.

117

ActivePassive Core Bond ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$30.06	$29.18	$30.00
Income from Investment Operations:
Net investment income(2)	0.66	1.18	0.35
Net realized and unrealized gain (loss)(5)	(0.34)	0.81	(0.93)
Total from Investment Operations	0.32	1.99	(0.58)
Less Distributions Paid:
Dividends from net investment income	(0.75)	(1.11)	(0.24)
Total Distributions Paid	(0.75)	(1.11)	(0.24)
Net asset value, end of period/year	$29.63	$30.06	$29.18
Total return(3)(6)	1.11%	7.02%	−1.96%
Ratios/supplemental Data
Net assets, end of period/year (000’s)	$771,853	$737,983	$99,933
Ratio of expenses to average net assets(4)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets(4)	4.50%	4.03%	3.58%
Portfolio turnover rate(3)	24.4%	125.2%	12.7%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 0.84% for the six months ended February 28, 2025, 7.05% for the year ended August 31, 2024 and −1.80% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

118

ActivePassive Intermediate Municipal Bond ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$24.93	$24.39	$25.00
Income from Investment Operations:
Net investment income(2)	0.32	0.60	0.17
Net realized and unrealized gain (loss)(5)	(0.05)	0.47	(0.66)
Total from Investment Operations	0.27	1.07	(0.49)
Less Distributions Paid:
Dividends from net investment income	(0.32)	(0.53)	(0.12)
Total Distributions Paid	(0.32)	(0.53)	(0.12)
Net asset value, end of period/year	$24.88	$24.93	$24.39
Total return(3)(6)	1.07%	4.47%	−1.94%
Ratios/supplemental Data
Net assets, end of period/year (000’s)	$161,096	$139,630	$30,490
Ratio of expenses to average net assets(4)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets(4)	2.63%	2.45%	2.14%
Portfolio turnover rate(3)	7.3%	104.4%	0.0%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 1.09% for the six months ended February 28, 2025, 4.63% for the year ended August 31, 2024 and −1.93% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

119

ActivePassive International Equity ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$29.84	$25.25	$24.73
Income from Investment Operations:
Net investment income(2)	0.19	0.81	0.20
Net realized and unrealized gain (loss)(5)	0.85	3.95	0.32
Total from Investment Operations	1.04	4.76	0.52
Less Distributions Paid:
Dividends from net investment income	(0.60)	(0.17)	—
Total Distributions Paid	(0.60)	(0.17)	—
Net asset value, end of period/year	$30.28	$29.84	$25.25
Total return(3)(6)	3.61%	18.90%	2.12%
Ratios/supplemental Data
Net assets, end of period/year (000’s)	$860,571	$801,136	$77,022
Ratio of expenses to average net assets(4)	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets(4)	1.31%	2.88%	2.39%
Portfolio turnover rate(3)	29.1%	63.2%	15.1%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 3.77% for the six months ended February 28, 2025, 18.93% for the year ended August 31, 2024 and 2.16% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

120

ActivePassive U.S. Equity ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$34.70	$27.42	$24.75
Income from Investment Operations:
Net investment income(2)	0.37	0.33	0.12
Net realized and unrealized gain (loss)(5)	1.31	7.07	2.55
Total from Investment Operations	1.68	7.40	2.67
Less Distributions Paid:
Dividends from net investment income	(0.28)	(0.12)	—
Total Distributions Paid	(0.28)	(0.12)	—
Net asset value, end of period/year	$36.10	$34.70	$27.42
Total return(3)(6)	4.84%	27.08%	10.78%
Ratios/supplemental Data
Net assets, end of period/year (000’s)	$1,728,336	$1,587,666	$180,280
Ratio of expenses to average net assets(4)	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets(4)	1.03%	1.02%	1.39%
Portfolio turnover rate(3)	22.7%	55.0%	8.9%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 4.94% for the six months ended February 28, 2025, 26.73% for the year ended August 31, 2024 and 10.95% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

121

ActivePassive ETFs
Notes to financial statements
February 28, 2025 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the ActivePassive ETFs (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF”) is to provide current income consistent with low volatility of principal. The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal. The investment objective of each of the ActivePassive International Equity ETF (“International Equity ETF”) and the ActivePassive U.S. Equity ETF (“U.S. Equity ETF”) is to provide long-term capital appreciation. Each Fund commenced operations on May 2, 2023.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Investment Valuation. Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Odd lots may trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

122

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
Forward foreign currency contracts are valued at the mean between the bid and asked prices.
If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2025:
ActivePassive Core Bond ETF

	Level 1	Level 2	Level 3^	Total
Investments
U.S. Treasury Securities	$—	$235,229,364	$—	$235,229,364
Exchange Traded Funds	202,543,204	—	—	202,543,204
Corporate Bonds	—	141,052,702	—	141,052,702
Agency Commercial Mortgage Backed Securities	—	60,605,676	—	60,605,676
Foreign Corporate Bonds	—	39,230,642	—	39,230,642
Asset-Backed Securities	—	29,341,961	—	29,341,961
Collateralized Mortgage Obligations	—	19,636,001	386,398	20,022,399
Foreign Government Agency Issues	—	10,258,286	—	10,258,286
U.S. Government Agency Issues	—	9,264,554	—	9,264,554
Foreign Government Debt Obligations	—	7,102,468	—	7,102,468
Mortgage-Backed Securities	—	4,944,611	—	4,944,611
Non-Agency Commercial Mortgage Backed Securities	—	931,400	—	931,400

123

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)

	Level 1	Level 2	Level 3^	Total
Investments Purchased with Proceeds from Securities Lending(a)	$—	$—	$—	$13,539,691
Money Market Funds	6,421,979	—	—	6,421,979
U.S. Treasury Bills	—	1,128,297	—	1,128,297
Total Investments	$208,965,183	$558,725,962	$386,398	$781,617,234

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,539,691 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.
As of February 28, 2025, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund's net assets and was not considered a significant portion of the Fund's portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the year ended February 28, 2025 is not presented.
ActivePassive Intermediate Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$154,092,841	$—	$154,092,841
Exchange Traded Funds	4,331,967	—	—	4,331,966
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,843,226
Money Market Funds	2,981,138	—	—	2,981,138
Total Investments	$7,313,105	$154,092,841	$—	$165,249,172

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,843,226 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended February 28, 2025.
ActivePassive International Equity ETF

	Level 1	Level 2	Level 3^	Total
Investments
Common Stocks	$844,386,393	$—	$2,813	$844,389,206
Exchange Traded Funds	8,399,304	—	—	8,399,304
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	237,483,540
Money Market Funds	6,163,919	—	—	6,163,919
Total Investments	$858,949,616	$—	$2,813	$1,096,435,969

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $237,483,540 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

124

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
As of February 28, 2025, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended February 28, 2025 is not presented.
ActivePassive U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$1,597,824,484	$ —	$ —	$1,597,824,484
Exchange Traded Funds	79,703,563	—	—	79,703,563
Real Estate Investment Trusts	40,547,680	—	—	40,547,680
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	39,103,145
Money Market Funds	9,117,023	—	—	9,117,023
Total Investments	$1,727,192,749	$—	$—	$1,766,295,894

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $39,103,145 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended February 28, 2025.
The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.
The Funds did not hold derivative instruments during the period ended February 28, 2025.
(b) Foreign Securities and Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded

125

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the period ended February 28, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the period ended August 31, 2023.
(d) Distributions to Shareholders. The Funds will distribute net investment income and net realized capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
(e) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.
(g) Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.
(h) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

126

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
(3) Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains
ActivePassive Core Bond ETF
Year Ended August 31, 2024	$12,746,578	$—	$ —
Year Ended August 31, 2023	$765,963	$—	$—
ActivePassive Intermediate Municipal Bond ETF
Year Ended August 31, 2024	$462,948	$1,233,395	$—
Year Ended August 31, 2023	$22,927	$125,954	$—
ActivePassive International Equity ETF
Year Ended August 31, 2024	$1,177,040	$—	$—
Year Ended August 31, 2023	$—	$—	$—
ActivePassive U.S. Equity ETF
Year Ended August 31, 2024	$1,586,453	$—	$—
Year Ended August 31, 2023	$—	$—	$—

As of August 31, 2024, the components of distributable earnings (deficit) for income tax purposes were as follows:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Cost basis of investments for federal income
tax purposes	$719,819,888	$141,140,572	$745,342,050	$1,407,412,859
Gross tax unrealized appreciation	$16,886,794	$900,341	$81,406,070	$194,971,843
Gross tax unrealized depreciation	(1,836,941)	(404,262)	(25,772,055)	(20,604,467)
Net tax unrealized appreciation	$15,049,853	$496,079	$55,634,015	$174,367,376
Undistributed ordinary income	$3,814,655	$—	$12,909,615	$7,228,826
Undistributed tax exempt income	—	312,812	—	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	$3,814,655	$312,812	$12,909,615	$7,228,826
Other accumulated loss	—	(62,979)	(4,021,833)	(3,594,348)
Total accumulated earnings	$18,864,508	$745,912	$64,521,797	$178,001,854

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments and PFIC mark-to-market adjustments.

127

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
At August 31, 2024, the Funds had capital loss carryovers as follows:

	CLCO Utilized In Current Year	CLCO Outstanding Current Year	Character
ActivePassive Core Bond ETF	$207,824	$ —	Short-Term
ActivePassive Intermediate Municipal Bond ETF	—	60,151	Short-Term
	—	2,828	Long-Term
ActivePassive International Equity ETF	—	4,021,833	Short-Term
ActivePassive U.S. Equity ETF	—	3,594,348	Short-Term

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, the following reclassifications were made for permanent tax differences due to redemption in kind on the Statements of Assets and Liabilities:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Total distributable earnings	$ —	$(161,677)	$(5,039,068)	$(31,527,487)
Paid-in capital	—	161,677	5,039,068	31,527,487

(4) Investment Adviser
The Trust, on behalf of the ActivePassive ETFs (“ETFs”), has entered into an investment advisory agreement (the “ETF Agreement”) with Envestnet Asset Management, Inc. (the “Adviser”) to furnish investment advisory services to the ETFs. Pursuant to the ETF Agreement, the Core Bond ETF, Intermediate Municipal Bond ETF, International Equity ETF and U.S. Equity ETF pay a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.35%, 0.35%, 0.45% and 0.30%, respectively, of the ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETFs except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETFs under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Sub-advisory services are provided to the ETFs, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the subadvisers based on each ETF’s average daily net assets.
ActivePassive Core Bond ETF
Neuberger Berman Investment Advisers LLC
Sage Advisory Services, Ltd Co.
ActivePassive Intermediate Municipal Bond ETF
GW&K Investment Management, LLC
ActivePassive International Equity ETF
Causeway Capital Management LLC
Lazard Asset Management LLC
ActivePassive U.S. Equity ETF
The London Company of Virginia, LLC

128

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an agreement with the ActivePassive ETFs. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser pursuant to the terms of the ETF Agreement.
(6) Creation and Redemption Transactions
Shares of the ActivePassive ETFs are listed and traded on the NYSE Arca, Inc. The ActivePassive ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each ActivePassive ETF will be equal to the ActivePassive ETF’s total assets minus the ActivePassive ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ActivePassive ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ActivePassive ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each ActivePassive ETF is $500.
An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by each ActivePassive ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each ActivePassive ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the ActivePassive ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ActivePassive ETFs and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each ActivePassive ETF will be issued to such authorized participant notwithstanding the fact that the ActivePassive ETF’s deposits have not been received in part or in whole, in reliance

129

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ActivePassive ETFs or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ActivePassive ETFs for losses, if any.
(7) Investment Transactions
Purchases and sales of investment securities (excluding short-term instruments) during the period ended February 28, 2025 are summarized below.

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Purchases:
U.S. Government	$107,891,670	$—	$—	$—
Other	109,430,280	34,428,628	269,068,216	356,773,868
Total Purchases	$217,321,950	$34,428,62	$269,068,216	$356,773,868
Sales
U.S. Government	$114,626,237	$—	$—	$—
Other	62,003,478	10,786,880	118,637,543	146,215,256
Total Sales	$176,629,715	$10,786,880	$118,637,543	$146,215,256

The above ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions.
During the period ended February 28, 2025, the Core Bond ETF had $0 of creations in-kind and $2,197,647 redemptions in-kind, the Intermediate Municipal Bond ETF had $0 of creations in-kind and $0 of redemptions in-kind, the International Equity ETF had $706,500 of creations in-kind and $116,553,258 of redemptions in-kind, and the U.S. Equity ETF had $93,952,418 of creations in-kind and $230,786,250 of redemptions in-kind.
(8) Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced unusual volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of a Fund.
(9) Subsequent Events
The ActivePassive Core Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
3/3/2025	3/3/2025	3/4/2025	$0.0958358	$2,496,595
4/1/2025	4/1/2025	4/2/2025	$0.10458054	$2,810,602

130

ActivePassive ETFs
Notes to financial statements(Cont’d)
February 28, 2025 (Unaudited)
The ActivePassive Intermediate Municipal Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
3/3/2025	3/3/2025	3/4/2025	$0.04826434	$312,512
4/1/2025	4/1/2025	4/2/2025	$0.06143042	$402,369

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2025 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

131

ActivePassive ETFs
Additional information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FOR FORM N-CSR
ITEM 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. Proxy Disclosure for Open-End Investment Companies
A Special Joint Meeting of Shareholders (the “Special Meeting”) of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers (the “Trust”), was held in a virtual meeting format on Wednesday, January 8, 2025, at 10:00 a.m. Central time, pursuant to notice given to all shareholders of record of each Fund at the close of business on October 28, 2024. At the Special Meeting, shareholders were asked to approve the following:
To approve an investment advisory agreement between the Adviser and the Trust, on behalf of each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF, and ActivePassive U.S. Equity ETF.
The tabulation of the shareholder votes rendered the following results:
For the ActivePassive Core Bond ETF, of the 15,936,174 shares present, 15,918,952, or 99.892% voted in favor, 12,036, or 0.076% voted against, 5,186, or 0.032% abstained from voting, and that there were no broker non-votes.
For the ActivePassive Intermediate Municipal Bond ETF, of the 3,098,882 shares present, 3,084,292, or 99.530% voted in favor, 3,206, or 0.103% voted against, 11,384, or 0.367% abstained from voting, and that there were no broker non-votes.
For the ActivePassive International Equity ETF, of the 17,330,364 shares present, 17,305,583, or 99.858% voted in favor, 9,019, or 0.052% voted against, 15,762, or 0.090% abstained from voting, and that there were no broker non-votes.
For the ActivePassive U.S. Equity ETF, of the 29,251,472 shares present, 29,221,066, or 99.897% voted in favor, 15,720, or 0.053% voted against, 14,686, or 0.050% abstained from voting, and that there were no broker non-votes.
ITEM 10. Remuneration Paid to Directors, Officers and Others of Open-End Investment Companies
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
In connection with a proposed change in control of Envestnet, Inc., the parent company of Envestnet Asset Management, Inc. (the “Adviser”), the Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 17, 2024 to consider the approval of an interim advisory agreement under Rule 15a-4 of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Interim Investment Advisory Agreement”) and a new investment advisory agreement (the “New Investment Advisory Agreement”) between the Trust, on behalf of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Adviser. The materials provided contained information with respect to the factors enumerated below, including a copy of the New Investment Advisory Agreement, a copy of the Interim Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the New Investment Advisory Agreement, detailed comparative information relating to each Fund’s performance, as well as the management fees and other expenses of each Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the

132

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.
The Trustees also received information periodically throughout the year that was relevant to the New Investment Advisory Agreement approval, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the New Investment Advisory Agreement for an initial term ending two years following the effective date of the change in control of the Adviser.
DISCUSSION OF FACTORS CONSIDERED
In considering the approval of the New Investment Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff under the current investment advisory agreement between the Trust, on behalf of each of the Funds, and the Adviser (the “Existing Investment Advisory Agreement”) and as anticipated under the New Investment Advisory Agreement. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each of the Funds, including its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications, experience and responsibilities of Brandon R. Thomas, Janis Zvingelis, Greg Classen, and Timothy Murphy, who serve as co-portfolio managers for the segment of the assets managed by the Adviser for each of the Funds, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program and oversight of the compliance program of each Fund’s sub-adviser(s), as applicable. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Investment Advisory Agreement and managing each Fund under the “manager of managers” structure and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF for the year-to-date, one-year and since inception periods ended June 30, 2024 under the Existing Investment Advisory Agreement. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index for the ActivePassive Core Bond ETF, the Bloomberg Muni 1-10 Year Blend Total Return Index for the ActivePassive Intermediate Municipal Bond ETF, the S&P Classic ADR Composite (USD) NTR Index for the ActivePassive International Equity ETF, and the CRSP U.S. Total Market Total Return Index for the ActivePassive U.S. Equity ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by

133

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. intermediate core plus bond exchange-traded funds for the ActivePassive Core Bond ETF, U.S. municipal national intermediate exchange-traded funds for the ActivePassive Intermediate Municipal Bond ETF, U.S. foreign large-cap blend exchange-traded funds for the ActivePassive International Equity ETF, and U.S. large-cap blend and large-cap value funds for the ActivePassive U.S. Equity ETF) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees noted the ActivePassive Core Bond ETF’s performance for the one-year period ended June 30, 2024 was below the Barrington Cohort average. The Trustees noted that for each of the year-to-date, one-year and since inception periods ended June 30, 2024, the ActivePassive Core Bond ETF had outperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees noted the ActivePassive Intermediate Municipal Bond ETF’s performance for the one-year period ended June 30, 2024 was below the Barrington Cohort average. The Trustees noted that for the year-to-date, one-year and since inception periods ended June 30, 2024, the ActivePassive Intermediate Municipal Bond ETF had underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index.
The Trustees noted the ActivePassive International Equity ETF’s performance for the one-year period ended June 30, 2024 was above the Barrington Cohort average. The Trustees noted that for the year-to-date, one-year and since inception periods ended June 30, 2024, the ActivePassive International Equity ETF had outperformed the S&P Classic ADR Composite (USD) NTR Index.
The Trustees noted the ActivePassive U.S. Equity ETF’s performance for the one-year period ended June 30, 2024 was above the Barrington Cohort average. The Trustees noted that for the year-to-date, one-year and since inception periods ended June 30, 2024, the ActivePassive U.S. Equity ETF had outperformed the CRSP U.S. Total Market Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the sub-advisers to each Fund and providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management under the New Investment Advisory Agreement.
3. COSTS OF SERVICES AND PROFITS TO BE REALIZED BY THE ADVISER
The Trustees considered the proposed cost of services and the structure of the Adviser’s fees under the New Investment Advisory Agreement, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees took into consideration that each Fund’s management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by each Fund, except the unitary management fee payable to the Adviser and certain other excluded expenses of the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. In reviewing each Fund’s fees and total expense structure, the Trustees took into account each Fund’s “manager of managers” structure, noting that the Adviser pays each Fund’s sub-advisory fees out of its own management fees, and that the Funds were not directly responsible for payment of any sub-advisory fees.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the New Investment Advisory Agreement, as well as the Funds’ brokerage practices, noting that the Adviser makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the October 17, 2024 meeting at which the New Investment Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

134

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
The Trustees noted that the ActivePassive Core Bond ETF’s contractual management fee of 0.35% was below the Barrington Cohort average of 0.43%. The Trustees further noted that the Fund’s total expense ratio of 0.36% (which includes acquired fund fees and expenses) was below the Barrington Cohort average of 0.45%.
The Trustees noted that the ActivePassive Intermediate Municipal Bond ETF’s contractual management fee of 0.35% was below the Barrington Cohort average of 0.36%. The Trustees further noted that the Fund’s total expense ratio of 0.36% (which includes acquired fund fees and expenses) was above the Barrington Cohort average of 0.33%.
The Trustees noted that the ActivePassive International Equity ETF’s contractual management fee of 0.45% was below the Barrington Cohort average of 0.54%. The Trustees further noted that the Fund’s total expense ratio of 0.45% was below the Barrington Cohort average of 0.54%.
The Trustees noted that the ActivePassive U.S. Equity ETF’s contractual management fee of 0.30% was below the Barrington Cohort average of 0.47%. The Trustees further noted that the Fund’s total expense ratio of 0.33% (which includes acquired fund fees and expenses) was below the Barrington Cohort average of 0.52%.
The Trustees noted the New Investment Advisory Agreement contained the identical fee structure as the Existing Investment Advisory Agreement. The Trustees concluded that each Fund’s expenses and the proposed management fees paid to the Adviser were fair and reasonable in light of the comparative performance under the Existing Investment Advisory Agreement, expense and management fee information and considering each Fund’s “manager-of-managers” structure. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the ActivePassive U.S. Equity ETF under the Existing Investment Advisory Agreement was not excessive, and that the remaining Funds were not yet profitable, and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s proposed management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that each Fund’s proposed management fee structure did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the proposed fee structure for each Fund was reasonable.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the New Investment Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed New Investment Advisory Agreement for an initial two-year term as being in the best interests of each Fund and its shareholders.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
In connection with a proposed change in control of Envestnet, Inc., the parent company of Envestnet Asset Management, Inc. (the “Adviser”), the Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 17, 2024 to consider the approval of a new investment advisory agreement (the “New Investment Advisory Agreement”) between the Trust, on behalf of the ActivePassive Core Bond ETF, ActivePassive

135

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Adviser. The Trustees noted that the termination of the Existing Investment Advisory Agreement as a result of the proposed change in control will result in the automatic termination of each existing investment sub-advisory agreement (each, an “Existing ActivePassive Sub-Advisory Agreement,” and collectively, the “Existing ActivePassive Sub-Advisory Agreements”) between Envestnet and each sub-adviser to a Fund, including Neuberger Berman Investment Advisers LLC (“NBIA”), Sage Advisory Services, Ltd. Co. (“Sage”), GW&K Investment Management, LLC (“GW&K”), Causeway Capital Management LLC (“Causeway”), Lazard Asset Management LLC (“Lazard”), and The London Company of Virginia, LLC (“London Company”) (each, an “ActivePassive Sub-Adviser,” and collectively, the “ActivePassive Sub-Advisers”). As a result, the Trustees considered the approval of the new investment sub-advisory agreements between Envestnet and each of the ActivePassive Sub-Advisers (each, a “New ActivePassive Sub-Advisory Agreement,” and collectively, the “New ActivePassive Sub-Advisory Agreements”).
Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the New ActivePassive Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the New ActivePassive Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the New ActivePassive Sub-Advisory Agreements, due diligence materials relating to each ActivePassive Sub-Adviser (including a due questionnaire, Form ADV, biographical information of key management and compliance personnel, other separately-managed accounts and a summary detailing key provisions of the ActivePassive Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information.
The Trustees also received information periodically throughout the year that was relevant to each New ActivePassive Sub-Advisory Agreement approval, including performance and other expense information. Based on their evaluation of the information provided by the ActivePassive Sub-Advisers, in conjunction with each Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each New ActivePassive Sub-Advisory Agreement for an initial two-year term.
ActivePassive Core Bond ETF – Investment Sub-Advisory Agreements
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by each of NBIA and Sage to the Fund under the respective Existing ActivePassive Sub-Advisory Agreement and as anticipated under the respective New ActivePassive Sub-Advisory Agreement. The Trustees considered NBIA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David M. Brown, Thanos Bardas, Nathan Kush and Olumide Owolabi, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by NBIA, and other key personnel at NBIA. The Trustees noted that NBIA was responsible for managing approximately 20% of the Fund’s portfolio. The Trustees next considered Sage’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert G. Smith III and Thomas H. Urano, who serve as the portfolio managers for the segment of the Fund’s assets managed by Sage, and other key personnel at Sage. The Trustees noted that Sage was responsible for managing approximately 15% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by each of NBIA and Sage at the August 15, 2024 meeting and the October 17, 2024 meeting at which each New ActivePassive Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of NBIA and Sage. The Trustees concluded that each

136

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
of NBIA and Sage had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective New ActivePassive Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of NBIA and Sage to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by each of NBIA and Sage, respectively, under the respective Existing ActivePassive Sub-Advisory Agreement. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by NBIA for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by NBIA on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index) and in comparison to a separate sub-advised fund with similar investment strategies to that utilized by NBIA in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by NBIA outperformed the benchmark index. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Sage for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Sage on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Intermediate Government/Credit Bond Index) and in comparison to a separate composite of separately-managed accounts of Sage with similar investment strategies to that utilized by Sage in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by Sage outperformed the benchmark index.
After considering all the information, the Trustees concluded that the performance obtained by each of NBIA and Sage for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of NBIA and Sage under the respective New ActivePassive Sub-Advisory Agreement.
3. COSTS OF SERVICES AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to each of NBIA and Sage under the respective New ActivePassive Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under each New ActivePassive Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of NBIA and Sage. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of NBIA and Sage. Consequently, the Trustees did not consider the costs of services provided by each of NBIA and Sage or the profitability of each relationship with the Fund to be material factors for consideration given that NBIA and Sage are not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to NBIA and Sage by Envestnet were reasonable in light of the services provided by each of NBIA and Sage.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of NBIA and Sage are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of NBIA and Sage from its association with the Fund. The Trustees concluded that the benefits that each of NBIA and Sage may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

137

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the respective New ActivePassive Sub-Advisory Agreement with each of NBIA and Sage, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the respective New ActivePassive Sub-Advisory Agreement with each of NBIA and Sage for an initial two-year term as being in the best interests of the Fund and its shareholders.
ActivePassive Intermediate Municipal Bond ETF – Investment Sub-Advisory Agreement
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY GW&K
The Trustees considered the nature, extent and quality of services provided by GW&K to the Fund under the Existing ActivePassive Sub-Advisory Agreement and as anticipated under the New ActivePassive Sub-Advisory Agreement. The Trustees considered GW&K’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of John B. Fox, Kara M. South, Martin R. Tourigny, and Brian T. Moreland, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by GW&K, and other key personnel at GW&K. The Trustees noted that GW&K was responsible for managing approximately 35% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by GW&K at the August 15, 2024 meeting and the October 17, 2024 meeting at which the New ActivePassive Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by GW&K that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for GW&K. The Trustees concluded that GW&K had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the New ActivePassive Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by GW&K to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND GW&K
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by GW&K under the Existing ActivePassive Sub-Advisory Agreement. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by GW&K for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by GW&K on both an absolute basis and in comparison to a benchmark index (the Bloomberg 1-10 Year Municipal Blend Index) and in comparison to a separate composite of separately-managed accounts of GW&K with similar investment strategies to that utilized by GW&K in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by GW&K underperformed the benchmark index for the quarter ended March 31, 2024, and outperformed the benchmark index for the since inception period ended March 31, 2024.
After considering all the information, the Trustees concluded that the performance obtained by GW&K for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by GW&K under the New ActivePassive Sub-Advisory Agreement.
3. COSTS OF SERVICES AND PROFITS TO BE REALIZED BY GW&K
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to GW&K under the New ActivePassive Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under the New ActivePassive Sub-Advisory Agreement were reasonable in light of the quality of the services performed by GW&K. Since the sub-advisory fees are paid by Envestnet, the overall advisory fees paid by the Fund is not directly affected by the sub-advisory fee paid to GW&K. Consequently, the

138

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
Trustees did not consider the costs of services provided by GW&K or the profitability of the relationship with the Fund to be material factors for consideration given that GW&K is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to GW&K by Envestnet were reasonable in light of the services provided by GW&K.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to GW&K are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by GW&K from its association with the Fund. The Trustees concluded that the benefits that GW&K may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the New ActivePassive Sub-Advisory Agreement with GW&K, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the New ActivePassive Sub-Advisory Agreement with GW&K for an initial two-year term as being in the best interests of the Fund and its shareholders.
ActivePassive International Equity ETF – Investment Sub-Advisory Agreements
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by each of Causeway and Lazard to the Fund under the respective Existing ActivePassive Sub-Advisory Agreement and as anticipated under the respective New ActivePassive Sub-Advisory Agreement. The Trustees considered Causeway’s responsibilities in its management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of Sarah Ketterer, Harry Hartford, Jonathan Eng, Conor Muldoon, Alessandro Valentini, Ellen Lee, Steven Nguyen, and Brian Woonhyung Cho, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Causeway, and other key personnel at Causeway. The Trustees noted that Causeway was responsible for managing approximately 10% of the Fund’s portfolio. The Trustees next considered Lazard’s responsibilities in its management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of Louis Florentin-Lee, Barnaby Wilson, and Rob Failla, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Lazard, and other key personnel at Lazard. The Trustees noted that Lazard was responsible for managing approximately 10% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by each of Causeway and Lazard at the August 15, 2024 meeting and the October 17, 2024 meeting at which each respective New ActivePassive Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Causeway and Lazard. The Trustees concluded that each of Causeway and Lazard had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective New ActivePassive Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Causeway and Lazard to the Fund were satisfactory.

139

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by each of Causeway and Lazard, respectively, under the respective Existing ActivePassive Sub-Advisory Agreement. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Causeway for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Causeway on both an absolute basis and in comparison to a benchmark index (the MSCI EAFE Index) and in comparison to a separate composite of separately-managed accounts of Causeway with similar investment strategies to that utilized by Causeway in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by Causeway underperformed the benchmark index.
The Trustees did not consider the investment performance of the Fund with respect to Lazard, as Lazard had only recently started managing a segment of the Fund’s portfolio under the Existing ActivePassive Sub-Advisory Agreement. However, in assessing the portfolio management services provided by Lazard, the Board considered the qualifications, background and experience of the portfolio managers and the performance of a composite of other separately-managed accounts of Lazard that utilize a similar investment strategy to that which is utilized by Lazard to manage its segment of the Fund’s portfolio.
After considering all the information, the Trustees concluded that the performance obtained by each of Causeway and Lazard for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Causeway and Lazard under the respective New ActivePassive Sub-Advisory Agreement.
3. COSTS OF SERVICES AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to each of Causeway and Lazard under the respective New ActivePassive Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under each New ActivePassive Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Causeway and Lazard. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Causeway and Lazard. Consequently, the Trustees did not consider the costs of services provided by each of Causeway or Lazard or the profitability of each relationship with the Fund to be material factors for consideration given that Causeway and Lazard are not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Causeway and Lazard by Envestnet were reasonable in light of the services provided by each of Causeway and Lazard.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Causeway and Lazard are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Causeway and Lazard from its association with the Fund. The Trustees concluded that the benefits that each of Causeway and Lazard may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the respective New ActivePassive Sub-Advisory Agreement with each of Causeway and Lazard, the Trustees did not identify any one factor as

140

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the respective New ActivePassive Sub-Advisory Agreement with each of Causeway and Lazard for an initial two-year term as being in the best interests of the Fund and its shareholders.
ActivePassive U.S. Equity ETF – Investment Sub-Advisory Agreement
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY LONDON COMPANY TO THE FUND
The Trustees considered the nature, extent and quality of services provided by London Company to the Fund under the Existing ActivePassive Sub-Advisory Agreement and as anticipated under the New ActivePassive Sub-Advisory Agreement. The Trustees considered London Company’s specific responsibilities in all aspects of day-to-day management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of J. Brian Campbell, Stephen M. Goddard, and Samuel D. Hutchings, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by London Company, and other key personnel at London Company. The Trustees noted that London Company was responsible for managing approximately 8% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by London Company at the August 15, 2024 meeting and the October 17, 2024 meeting at which the New ActivePassive Sub-Advisory Agreement was formally considered, relating to London Company’s investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees also noted any services provided by London Company that extended beyond portfolio management. The Trustees also considered the overall financial condition of London Company, as well as the implementation and operational effectiveness of the firm’s business continuity plan. The Trustees concluded that London Company had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the New ActivePassive Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by London Company to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND LONDON COMPANY
The Trustees did not consider the investment performance of the Fund, as London Company had only recently started managing a segment of the Fund’s portfolio under the Existing ActivePassive Sub-Advisory Agreement. However, in assessing the portfolio management services provided by London Company, the Board considered the qualifications, background and experience of the portfolio managers and the performance of a composite of other separately-managed accounts of London Company that utilize a similar investment strategy to that which is utilized by London Company to manage its segment of the Fund’s portfolio. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by London Company under the New ActivePassive Sub-Advisory Agreement.
3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY LONDON COMPANY
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to London Company under the New ActivePassive Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under the New ActivePassive Sub-Advisory Agreement were reasonable in light of the quality of services performed by London Company. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to London Company. Consequently, the Trustees did not consider the costs of services provided by London Company or its profitability from its relationship with the Fund to be material factors for consideration given that London Company is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arms-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to London Company by Envestnet were reasonable in light of the services provided by London Company.

141

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
4. EXTENT OF ECONOMIES OF SCALE TO BE REALIZED
Since the sub-advisory fees payable to London Company are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by London Company from its association with the Fund. The Trustees concluded that the benefits that London Company may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the New ActivePassive Sub-Advisory Agreement with London Company, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the New ActivePassive Sub-Advisory Agreement with London Company for an initial two-year term as being in the best interests of the Fund and its shareholders.

142

ActivePassive ETFs
Additional information (Unaudited)(Cont’d)
Tax Information
For the fiscal year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	95.40%
ActivePassive U.S. Equity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	100.00%

For the fiscal year ended August 31, 2024, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	0.00%

For the fiscal year ended August 31, 2024, the Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Code, as follows:

	Gross Foreign Income	Foreign Tax Paid
ActivePassive International Equity ETF	$14,002,588	$(1,182,122)

143

Investment Adviser
Envestnet Asset Management, Inc.
150 North Riverside Plaza, Suite 2050
Chicago, Illinois 60606
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).

Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/6/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	5/6/2025

* Print the name and title of each signing officer under his or her signature.